   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 30, 1998.


                                              1933 ACT REGISTRATION NO. 33-18477
                                              1940 ACT REGISTRATION NO. 811-5385
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                              ------------------

                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE
               SECURITIES ACT OF 1933                                       [ ]
            Pre-Effective Amendment No.  _                                  [ ]
            Post-Effective Amendment No. 21                                 [X]
                                            and

            REGISTRATION STATEMENT UNDER THE
               INVESTMENT COMPANY ACT OF 1940                               [ ]
            Amendment No. 23                                                [X]


                               ------------------

                            KEMPER VALUE FUND, INC.
              (Exact name of Registrant as Specified in Charter)

       222 South Riverside Plaza, Chicago, Illinois                                   60606
         (Address of Principal Executive Offices)                                  (Zip Code)

                                  Registrant's Telephone Number: (312) 537-7000

                                  Copies to:

Philip J. Collora, Vice President and Secretary                   Cathy G. O'Kelly
            Kemper Value Fund, Inc.                               David A. Sturms
           222 South Riverside Plaza                     Vedder, Price, Kaufman & Kammholz
            Chicago, Illinois 60606                           222 North LaSalle Street
               (Name and Address                              Chicago, Illinois 60601
             of Agent for Service)

     It is proposed that this filing will become effective (check appropriate box)

              ____  immediately upon filing pursuant to paragraph (b)
              ____  on (date) pursuant to paragraph (b)
              ____  60 days after filing pursuant to paragraph (a)(1)

               X   on April 1, 1998 pursuant to paragraph (a)(1)

              ____
              ____  75 days after filing pursuant to paragraph (a)(2)
              ____  on (date) pursuant to paragraph (a)(2) of rule 485

     If appropriate, check the following box:
              ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
================================================================================

                            KEMPER VALUE FUND, INC.

                             CROSS-REFERENCE SHEET

                     ITEMS REQUIRED
                      BY FORM N-1A                                      LOCATION
                         PART A                                        PROSPECTUS
Item 1.   Cover Page..........................    Cover Page
Item 2.   Synopsis............................    Summary; Summary of Expenses; Supplement to
                                                  Prospectus
Item 3.   Condensed Financial Information.....    Financial Highlights; Supplement to Prospectus
Item 4.   General Description of Registrant...    Cover Page; Summary; Investment Objectives, Policies
                                                  and Risk Factors
Item 5.   Management of the Fund..............    Summary; Investment Manager and Underwriter
Item 5A.  Management's Discussion of Fund
          Performance.........................    Performance
Item 6.   Capital Stock and Other
          Securities..........................    Summary; Investment Manager and Underwriter; Net
                                                  Asset Value; Purchase of Shares; Capital Structure
Item 7.   Purchase of Securities Being
          Offered.............................    Summary; Purchase of Shares
Item 8.   Redemption or Repurchase............    Summary; Redemption or Repurchase of Shares
Item 9.   Legal Proceedings...................    Inapplicable

                            KEMPER VALUE FUND, INC.
                            SUPPLEMENT TO PROSPECTUS

                              DATED APRIL 1, 1998


                                 CLASS I SHARES


Kemper Contrarian Fund (the "Contrarian Fund"), Kemper-Dreman High Return Equity Fund (the "High Return Equity Fund") and Kemper Small Cap Value Fund (the "Small Cap Value Fund") (each a "Fund" and collectively, the "Funds") currently offer four classes of shares to provide investors with different purchasing options. The Class A, Class B and Class C shares are described in the prospectus; and Class I shares are described in the prospectus as supplemented hereby.



Class I shares are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of Scudder Kemper Investments, Inc. ("Scudder Kemper"), and its affiliates; and (b) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a Fund: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Class I shares currently are available for purchase only from Kemper Distributors, Inc., principal underwriter for the Funds. Share certificates are not available for Class I shares.


The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A, Class B and Class C shares.

The following information supplements the indicated sections of the prospectus.

SUMMARY OF EXPENSES
SHAREHOLDER TRANSACTION EXPENSES (APPLICABLE TO EACH FUND)

                                                                CLASS I
                                                                -------
Maximum Sales Charge on Purchases (as a percentage of
  offering price)...........................................      None
Maximum Sales Charge on Reinvested Dividends................      None
Redemption Fees.............................................      None
Exchange Fee................................................      None
Deferred Sales Charge (as a percentage of redemption
  proceeds).................................................      None

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


                                                                CONTRARIAN    HIGH RETURN    SMALL CAP VALUE
                                                                   FUND       EQUITY FUND         FUND
                                                                ----------    -----------    ---------------
Management Fees.............................................       .75%          .71%             .73%
12b-1 Fees..................................................       None          None             None
Other Expenses..............................................       .15%          .12%             .16%
                                                                   ----          ----             ----
Total Operating Expenses....................................       .90%          .83%             .89%
                                                                   ====          ====             ====


EXAMPLE


                                                       FUND          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ----          ------   -------   -------   --------
You would pay the following expenses           Contrarian              $9       $29       $50       $111
  on a $1,000 investment, assuming             High Return             $9       $26       $46       $103
  (1) 5% annual return and                     Small Cap Value         $9       $28       $49       $110
  (2) redemption at the end of each
  time period:


  -----------------

The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in Class I shares of a Fund will bear directly or indirectly. See "Investment Manager and Underwriter" in the prospectus for more information. Since no Class I shares had been issued for the Contrarian Fund as of the fiscal year end, "Other Expenses" shown above are estimates for that Fund.



The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Fund. The Example should not be considered to be a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.


FINANCIAL HIGHLIGHTS

                            HIGH RETURN EQUITY FUND


                                                                JAN. 1 TO        YEAR ENDED         NOV. 1 TO
                                                              NOV. 30, 1997   DECEMBER 31, 1996   DEC. 31, 1995
                                                              -------------   -----------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $26.49             21.51             19.90
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             .75               .54               .04
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                 6.81              5.70              2.03
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                   7.56              6.24              2.07
---------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                           .48               .53               .06
---------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                               .06               .73               .40
---------------------------------------------------------------------------------------------------------------
Total dividends                                                     .54              1.26               .46
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $33.51             26.49             21.51
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                     28.71%            29.36             10.47
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses absorbed by the Fund                                       .83%              .88               .47
---------------------------------------------------------------------------------------------------------------
Net investment income                                              2.77%             2.45              1.99
---------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                            .83%              .88               .85
---------------------------------------------------------------------------------------------------------------
Net investment income                                              2.77%             2.45              1.61
---------------------------------------------------------------------------------------------------------------

                              SMALL CAP VALUE FUND


                                                                JAN. 1 TO        YEAR ENDED            NOV. 1
                                                              NOV. 30, 1997   DECEMBER 31, 1996   TO DEC. 31, 1995
                                                              -------------   -----------------   ----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $18.40             14.52               14.25
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             .13               .25                  --
------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                 3.55              4.13                1.11
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   3.68              4.38                1.11
------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                            --               .07                  --
------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                --               .43                 .84
------------------------------------------------------------------------------------------------------------------
Total dividends                                                      --               .50                 .84
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $22.08             18.40               14.52
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                     20.00%            30.20                8.03
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses absorbed by the Fund                                       .89%              .84                 .47
------------------------------------------------------------------------------------------------------------------
Net investment income                                               .94%             1.34                 .28
------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                            .89%              .84                 .90
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                        .94%             1.34                (.15)
------------------------------------------------------------------------------------------------------------------


NOTES: Total return does not reflect the effect of any sales charges. The investment manager waived its management fee and absorbed operating expenses of the Funds through December 31, 1995. The "Other Ratios to Average Net Assets" are computed without this expense waiver or absorption.

       For the Small Cap Value Fund, per share data for 1996 were determined based on average shares outstanding.


No financial information is presented for Class I shares of the Contrarian Fund since no Class I shares have been issued as of such Fund's fiscal year end. Each Fund's fiscal year end has been changed from December 31 to November 30.


SPECIAL FEATURES


Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds--Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed under "Special Features--Class A Shares--Combined Purchases" in the prospectus. Conversely, shareholders of Zurich Money Funds--Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus under "Special Features--Exchange Privilege--General."



April 1, 1998


DRE-1I  (4/98)

TABLE OF CONTENTS
------------------------------------------------
Summary                                        1
------------------------------------------------
Summary of Expenses                            2
------------------------------------------------
Financial Highlights                           5
------------------------------------------------
Investments Objectives, Policies and Risk
  Factors                                     10
------------------------------------------------
Investment Manager and Underwriter            14
------------------------------------------------
Dividends and Taxes                           17
------------------------------------------------
Net Asset Value                               19
------------------------------------------------
Purchase of Shares                            19
------------------------------------------------
Redemption or Repurchase of Shares            25
------------------------------------------------
Special Features                              29
------------------------------------------------
Performance                                   32
------------------------------------------------
Capital Structure                             34
------------------------------------------------



This prospectus of the Kemper Value Fund, Inc. ("KVF") contains information about KVF that you should know before investing and should be retained for future reference. A Statement of Additional Information dated April 1, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request without charge from KVF at the address or telephone number on this cover or the firm from which this prospectus was obtained.


KVF'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN A FUND'S SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                                                             [KEMPER FUNDS LOGO]

KEMPER VALUE
FUND, INC.


PROSPECTUS APRIL 1, 1998


KEMPER VALUE FUND, INC. (FORMERLY NAMED KEMPER-DREMAN FUND, INC.)
222 South Riverside Plaza, Chicago, Illinois 60606
1-800-621-1048

This prospectus describes a choice of three portfolios managed by Scudder Kemper Investments, Inc.

KEMPER CONTRARIAN FUND
KEMPER-DREMAN HIGH RETURN EQUITY FUND
KEMPER SMALL CAP VALUE FUND

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

KEMPER VALUE FUND, INC.
222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606, TELEPHONE 1-800-621-1048

SUMMARY


INVESTMENT OBJECTIVES. The Kemper Value Fund, Inc. (formerly named Kemper-Dreman Fund, Inc.) ("KVF") is an open-end, diversified management investment company. KVF's three portfolios (each a "Fund" and collectively the "Funds") are covered in this prospectus and are as follows:


KEMPER CONTRARIAN FUND (the "Contrarian Fund") seeks long-term capital appreciation with current income as its secondary objective.

KEMPER-DREMAN HIGH RETURN EQUITY FUND (the "High Return Equity Fund") seeks to achieve a high rate of total return.

KEMPER SMALL CAP VALUE FUND (the "Small Cap Value Fund") seeks long-term capital appreciation.


RISK FACTORS. There is no assurance that the investment objective of any Fund will be achieved and investment in each Fund includes risks that vary in kind and degree depending upon the investment policies of that Fund. The returns and net asset value of each Fund will fluctuate. The Funds will invest principally in securities that, in the judgment of the investment manager, are undervalued. Investment by the Small Cap Value Fund primarily in smaller companies involves greater risk than investment in larger, more established companies. The High Return Equity Fund may invest a significant percentage of its total assets in one or more market sectors, in which case, financial, economic, business and other developments affecting issuers in that sector may have a greater effect on the Fund than if it had not concentrated its assets in that sector. The Funds are authorized to invest in stock index futures and options to buy and sell such futures. In these investments, the Funds assume the risk that, if the investment manager's judgment regarding the direction of the securities markets is incorrect, their investment performance might have been better if they had not acquired futures contracts. The Funds are authorized to write covered call options on securities. The High Return Equity and Small Cap Value Funds may write put options. If the market price of stock subject to a call option rises above the exercise price of the option, the Funds will lose the opportunity for further appreciation of that security. In selling a put option, the High Return Equity and Small Cap Value Funds assume the risk that they might be obligated to acquire the optioned stock at a price above the current market price. See "Investment Objectives, Policies and Risk Factors."


PURCHASES AND REDEMPTIONS. KVF provides investors with the option of purchasing shares in the following ways:

Class A Shares..............
                           Offered at net asset value plus a maximum sales charge of 5.75% of the offering price. Reduced sales charges apply to purchases of $50,000 or more. Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a .50% contingent deferred sales change if redeemed during the second year of purchase.

Class B Shares..............
                           Offered at net asset value, subject to a Rule 12b-1 distribution fee and a contingent deferred sales charge that declines from 4% to zero on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares (which have lower ongoing expenses) six years after purchase.

Class C Shares..............
                           Offered at net asset value without an initial sales charge, but subject to a Rule 12b-1 distribution fee and a 1% contingent deferred sales charge on redemptions made within one year of purchase. Class C shares do not convert into another class.

Each class of shares represents interests in the same portfolio of investments of a Fund. The minimum initial investment is $1,000 and investments thereafter must be at least $100. Shares are redeemable at net asset value, which may be more or less than original cost, subject to any applicable contingent deferred sales charge. See "Purchase of Shares" and "Redemption or Repurchase of Shares."


INVESTMENT MANAGER AND UNDERWRITER. Scudder Kemper Investments, Inc. ("Scudder Kemper") serves as investment manager for each Fund. Scudder Kemper is paid a monthly investment management fee by each Fund based upon average daily net assets of that Fund at an annual rate ranging from .75% to .62%. Dreman Value Management, L.L.C. ("DVM") is a sub-adviser for the High Return Equity Fund and is paid by Scudder Kemper a fee based upon average daily net assets of the Fund at an annual rate ranging from .24% to .198%. Kemper Distributors, Inc. ("KDI"), an affiliate of Scudder Kemper, is principal underwriter and administrator for each Fund. For Class B shares and Class C shares, KDI receives a Rule 12b-1 distribution fee at an annual rate of .75% of average daily net assets. KDI also receives the amount of any contingent deferred sales charges paid on the redemption of shares. Administrative services are provided to shareholders under an administrative services agreement with KDI. KVF pays an administrative services fee at an annual rate of up to .25% of average daily net assets of Class A, B and C shares of the Funds, which KDI pays to various broker-dealer firms and other service or administrative firms. See "Investment Manager and Underwriter."



DIVIDENDS. The Contrarian and High Return Equity Funds normally distribute quarterly dividends of net investment income, and the Small Cap Value Fund normally distributes annual dividends of net investment income. Each Fund distributes any net realized capital gains at least annually. Income and capital gain dividends of a Fund are automatically reinvested in additional shares of that Fund, without sales charge, unless the shareholder makes a different election. See "Dividends and Taxes."


SUMMARY OF EXPENSES

        SHAREHOLDER TRANSACTION EXPENSES             CLASS A               CLASS B                CLASS C
          (APPLICABLE TO ALL FUNDS)(1)               -------               -------                -------
Maximum Sales Charge on Purchases (as a
  percentage of offering price)..................     5.75%(2)     None                                  None
Maximum Sales Charge on Reinvested Dividends.....     None         None                                  None
Redemption Fees..................................     None         None                                  None
Exchange Fee.....................................     None         None                                  None
Deferred Sales Charge (as a percentage of
  redemption proceeds)...........................     None(3)      4% during the first          1% during the
                                                                   year, 3% during the             first year
                                                                   second and third years,
                                                                   2% during the fourth and
                                                                   fifth years and 1% in
                                                                   the sixth year

---------------

(1) Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services; please see their materials for details. The table does not include the $9.00 quarterly small account fee. See "Redemption or Repurchase of Shares."

(2) Reduced sales charges apply to purchases of $50,000 or more. See "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares."
(3) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% the first year and .50% the second year. See "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares."

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


                                                              CONTRARIAN    HIGH RETURN    SMALL CAP VALUE
                                                                 FUND       EQUITY FUND         FUND
                                                              ----------    -----------    ---------------
CLASS A SHARES
Management Fees.............................................     .75%           .71%             .73%
12b-1 Fees..................................................     None           None             None
Other Expenses..............................................     .60%           .51%             .59%
                                                                -----          -----            -----
Total Operating Expenses....................................    1.35%          1.22%            1.32%
                                                                =====          =====            =====



                                                              CONTRARIAN    HIGH RETURN    SMALL CAP VALUE
                                                                 FUND       EQUITY FUND         FUND
                                                              ----------    -----------    ---------------
CLASS B SHARES
Management Fees.............................................     .75%           .71%             .73%
12b-1 Fees(4)...............................................     .75%           .75%             .75%
Other Expenses..............................................     .76%           .66%             .86%
                                                                -----          -----            -----
Total Operating Expenses....................................    2.26%          2.12%            2.34%
                                                                =====          =====            =====



                                                              CONTRARIAN    HIGH RETURN    SMALL CAP VALUE
                                                                 FUND       EQUITY FUND         FUND
                                                              ----------    -----------    ---------------
CLASS C SHARES
Management Fees.............................................     .75%           .71%             .73%
12b-1 Fees(5)...............................................     .75%           .75%             .75%
Other Expenses..............................................     .97%           .64%             .76%
                                                                -----          -----            -----
Total Operating Expenses....................................    2.47%          2.10%            2.24%
                                                                =====          =====            =====


---------------

(4) As a result of 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, although KDI believes that it is unlikely because of the automatic conversion feature described under "Purchase of Shares--Deferred Sales Charge Alternative--Class B Shares."


(5) As a result of the accrual of 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers.

EXAMPLE


                                     FUND                1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                     ----                ------      -------      -------      --------
CLASS A SHARES
You would pay the           Contrarian Fund                 $70          $98         $127          $211
  following expenses on a   High Return Equity Fund         $69          $94         $121          $197
  $1,000 investment,        Small Cap Value Fund            $70          $97         $126          $207
  assuming (1) 5% annual
  return and (2)
  redemption at the end of
  each time period:

EXAMPLE


                                     FUND                1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                     ----                ------      -------      -------      --------
CLASS B SHARES(6)
You would pay the           Contrarian Fund                 $63         $101         $141          $216
  following expenses on a   High Return Equity Fund         $62          $96         $134          $201
  $1,000 investment,        Small Cap Value Fund            $64         $103         $145          $219
  assuming (1) 5% annual
  return and (2)
  redemption at the end of
  each time period:

You would pay the           Contrarian Fund                 $23          $71         $121          $216
  following expenses on     High Return Equity Fund         $22          $66         $114          $201
  the same investment,      Small Cap Value Fund            $23          $73         $125          $219
  assuming no redemption:



                                     FUND                1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                     ----                ------      -------      -------      --------
CLASS C SHARES(7)
You would pay the           Contrarian Fund                 $35          $77         $132          $281
  following expenses on a   High Return Equity Fund         $31          $66         $113          $243
  $1,000 investment,        Small Cap Value Fund            $33          $70         $120          $257
  assuming (1) 5% annual
  return and (2)
  redemption at the end of
  each time period:

You would pay the           Contrarian Fund                 $25          $77         $132          $281
  following expenses on     High Return Equity Fund         $21          $66         $113          $243
  the                       Small Cap Value Fund            $23          $70         $120          $257
  same investment,
  assuming
  no redemption


---------------

(6) Assumes conversion to Class A shares six years after purchase. The contingent deferred sales charge was applied as follows: 1 year (4%), 3 years (3%), 5 years (2%) and 10 years (0%). See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares" for more information regarding the calculation of the contingent deferred sales charge.



(7) The contingent deferred sales charge was applied as follows: 1 year (1%), 3 years (0%), 5 years (0%) and 10 years (0%). See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares."



The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. See "Investment Manager and Underwriter" for more information.


The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS


The tables below show financial information for the Funds expressed in terms of one share outstanding throughout the period. The information in the tables has been audited by Ernst & Young LLP, independent auditors, except for the information for the periods ended December 31, 1994 and prior which have been audited by other independent auditors. The report of Ernst & Young LLP is contained in KVF's Registration Statement and is available from KVF. The financial statements contained in the Funds' 1997 Annual Report to Shareholders are incorporated herein by reference and may be obtained by writing or calling KVF. Each Fund's fiscal year end has been changed from December 31 to November 30.


                                CONTRARIAN FUND


                                                                              YEAR ENDED DECEMBER 31,
                                     JAN. 1 TO     ------------------------------------------------------------------------------
                                   NOV. 30, 1997    1996     1995     1994     1993     1992     1991     1990    1989    1988(A)
                                   ----------------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period                              $16.93        16.20    12.18    13.62    13.50    12.38    10.11    11.34   10.55    10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                  .23          .23      .26      .28      .22      .25      .28      .25     .29      .11
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss)                           4.25         2.07     5.05     (.28)     .96     1.13     2.38     (.94)   1.60      .54
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        4.48         2.30     5.31       --     1.18     1.38     2.66     (.69)   1.89      .65
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distributions from net
  investment income                      .20          .22      .24      .28      .22      .26      .28      .26     .29      .10
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
  gain                                   .08         1.35     1.05     1.16      .84       --      .11      .28     .81       --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                          .28         1.57     1.29     1.44     1.06      .26      .39      .54    1.10      .10
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $21.13        16.93    16.20    12.18    13.62    13.50    12.38    10.11   11.34    10.55
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)          26.58%       14.42    44.57     (.03)    9.10    11.32    26.53    (6.08)  18.29     6.96
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED)
Expenses absorbed by the Fund           1.35%        1.23     1.25     1.25     1.25     1.25     1.25     1.25    1.25     1.34
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                   1.47%        1.56     1.85     1.89     1.64     2.04     2.35     2.46    2.59     2.42
---------------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET
  ASSETS (ANNUALIZED)
Expenses                                1.35%        1.25     1.66     1.42     1.54     1.53     1.76     1.52    1.67     2.37
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                   1.47%        1.54     1.44     1.71     1.34     1.76     1.84     2.19    2.17     1.39
---------------------------------------------------------------------------------------------------------------------------------


(a) For the period March 18, 1988 (inception date) to December 31, 1988.

                                                       CLASS B                                        CLASS C
                                ------------------------------------------------------   ---------------------------------
                                  JAN. 1 TO        YEAR ENDED        SEPTEMBER 11 TO       JAN. 1 TO        YEAR ENDED
                                NOV. 30, 1997   DECEMBER 31, 1996   DECEMBER 31, 1995    NOV. 30, 1997   DECEMBER 31, 1996
                                ------------------------------------------------------------------------------------------
CLASS B AND C SHARES
PER SHARE OPERATING
 PERFORMANCE
Net asset value, beginning of
 period                            $16.92             16.20               15.26              16.90             16.20
--------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                .08               .11                 .07                .06               .11
--------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain                                4.22              2.07                1.85               4.20              2.05
--------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                          4.30              2.18                1.92               4.26              2.16
--------------------------------------------------------------------------------------------------------------------------
Less dividends:
 Distributions from net
 investment income                    .06               .11                 .07                .02               .11
--------------------------------------------------------------------------------------------------------------------------
 Distributions from net
 realized gain                        .08              1.35                 .91                .08              1.35
--------------------------------------------------------------------------------------------------------------------------
Total dividends                       .14              1.46                 .98                .10              1.46
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $21.08             16.92               16.20              21.06             16.90
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)       25.44%            13.61               12.83              25.26             13.51
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 (ANNUALIZED)
Expenses absorbed by the Fund        2.26%             2.11                2.00               2.47              2.12
--------------------------------------------------------------------------------------------------------------------------
Net investment income                 .56%              .68                 .88                .35               .67
--------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS
 (ANNUALIZED)
Expenses                             2.26%             2.34                2.36               2.47              2.80
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          .56%              .45                 .52                .35              (.01)
--------------------------------------------------------------------------------------------------------------------------

                                     CLASS C
                                ------------------
                                 SEPTEMBER 11 TO
                                DECEMBER 31, 1995
                                ------------------
CLASS B AND C SHARES
PER SHARE OPERATING
 PERFORMANCE
Net asset value, beginning of
 period                               15.26
------------------------------
Income from investment
 operations:
 Net investment income                  .08
------------------------------
 Net realized and unrealized
 gain                                  1.85
------------------------------
Total from investment
 operations                            1.93
------------------------------
Less dividends:
 Distributions from net
 investment income                      .08
------------------------------
 Distributions from net
 realized gain                          .91
------------------------------
Total dividends                         .99
------------------------------
Net asset value, end of period        16.20
------------------------------
TOTAL RETURN (NOT ANNUALIZED)         12.85
------------------------------
RATIOS TO AVERAGE NET ASSETS
 (ANNUALIZED)
Expenses absorbed by the Fund          1.95
------------------------------
Net investment income                   .93
------------------------------
OTHER RATIOS TO AVERAGE NET AS
 (ANNUALIZED)
Expenses                               2.31
------------------------------
Net investment income (loss)            .57
------------------------------


ALL CLASSES


                                                                YEAR ENDED DECEMBER 31,
                            JAN. 1 TO     --------------------------------------------------------------------      MARCH 18 TO
                          NOV. 30, 1997    1996     1995     1994     1993     1992     1991     1990    1989    DECEMBER 31, 1988
                          --------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of
  period (in thousands)     $178,115      77,592   25,482   12,983   17,157   14,884   14,292   11,782   9,632         5,889
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
  (annualized)                    77%         95       30       16       16       28       36       37      45            39
----------------------------------------------------------------------------------------------------------------------------------
Average commission rates paid per share on stock transactions for the period from January 1 to November 30, 1997 and the year ended December 31, 1996 were $.0538 and $.0490, respectively.
----------------------------------------------------------------------------------------------------------------------------------

                            HIGH RETURN EQUITY FUND


                                                                                 YEAR ENDED DECEMBER 31,
                                          JAN. 1, TO     ------------------------------------------------------------------------
                                         NOV. 30, 1997    1996    1995    1994    1993    1992    1991    1990    1989    1988(A)
                                         ----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period        $26.52        21.49   15.11   15.50   14.62   12.53    8.85   10.14   11.03    10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                         .54          .39     .26     .25     .21     .24     .31     .34     .39      .25
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss)                                       6.89         5.75    6.76    (.39)   1.13    2.21    3.87   (1.21)   1.41     1.00
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              7.43         6.14    7.02    (.14)   1.34    2.45    4.18    (.87)   1.80     1.25
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
 Distributions from net investment
 income                                        .37          .38     .24     .25     .21     .24     .30     .35     .43      .22
---------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain          .06          .73     .40      --     .25     .12     .20     .07    2.26       --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                                .43         1.11     .64     .25     .46     .36     .50     .42    2.69      .22
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $33.52        26.52   21.49   15.11   15.50   14.62   12.53    8.85   10.14    11.03
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                28.15%       28.79   46.86    (.99)   9.22   19.80   47.57   (8.63)  18.45    13.04
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 (ANNUALIZED)
Expenses absorbed by the Fund                 1.22%        1.21    1.25    1.25    1.25    1.25    1.25    1.25    1.25      .57
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                         2.38%        2.12    1.55    1.58    1.47    1.88    2.52    3.61    3.83     3.75
---------------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS
 (ANNUALIZED)
Expenses                                      1.22%        1.21    1.57    1.39    1.56    1.70    2.31    2.38    2.74     3.36
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                         2.38%        2.12    1.23    1.44    1.16    1.43    1.46    2.48    2.34      .96
---------------------------------------------------------------------------------------------------------------------------------


(a) For the period March 18, 1988 (inception date) to December 31, 1988.


                                                     CLASS B                                           CLASS C
                                -------------------------------------------------   ---------------------------------------------
                                  JAN. 1 TO      YEAR ENDED        SEPT. 11 TO        JAN. 1 TO      YEAR ENDED      SEPT. 11 TO
                                NOV. 30, 1997   DEC. 31, 1996     DEC. 31, 1995     NOV. 30, 1997   DEC. 31, 1996   DEC. 31, 1995
                                -------------------------------------------------------------------------------------------------
CLASS B AND C SHARES
PER SHARE OPERATING
 PERFORMANCE
Net asset value, beginning of
 period                            $26.44           21.47             19.45             26.45           21.48           19.45
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                .31             .19               .07               .32             .20             .09
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain                                6.84            5.72              2.41              6.83            5.72            2.41
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                          7.15            5.91              2.48              7.15            5.92            2.50
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
 Distributions from net
 investment income                    .16             .21               .06               .16             .22             .07
---------------------------------------------------------------------------------------------------------------------------------
 Distributions from net
 realized gain                        .06             .73               .40               .06             .73             .40
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                       .22             .94               .46               .22             .95             .47
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $33.37           26.44             21.47             33.38           26.45           21.48
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)       27.10%          27.63             12.88             27.10           27.66           12.94
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 (ANNUALIZED)
Expenses absorbed by the Fund        2.12%           2.20              2.00              2.10            2.22            1.95
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                1.48%           1.13               .61              1.50            1.11             .66
---------------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS
 (ANNUALIZED)
Expenses                             2.12%           2.31              2.35              2.10            2.33            2.30
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                1.48%           1.02               .26              1.50            1.00             .31
---------------------------------------------------------------------------------------------------------------------------------


ALL CLASSES

                                                                                YEAR ENDED DECEMBER 31,
                                           JAN 1 TO      ---------------------------------------------------------------------
                                         NOV. 30, 1997     1996      1995      1994     1993     1992    1991    1990    1989
                                         -------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in
 thousands)                               $2,931,721      737,834    98,196   35,005   28,413   14,425   7,238   3,868   3,992
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)               5%          10        18       12       14       13      37     204     156
------------------------------------------------------------------------------------------------------------------------------
Average commission rates paid per share on stock transactions for the period from January 1 to November 30, 1997 and the year ended December 31, 1996 were $.0501 and $.0513, respectively.
------------------------------------------------------------------------------------------------------------------------------


                                            MARCH 18 TO
                                         DECEMBER 31, 1988
                                         -----------------
SUPPLEMENTAL DATA:
Net assets at end of period (in
 thousands)                                    2,413
---------------------------------------
Portfolio turnover rate (annualized)             107
---------------------------------------

                              SMALL CAP VALUE FUND


                                                                                      YEAR ENDED DECEMBER 31,
                                                   JAN. 1 TO         ----------------------------------------------------------
                                                 NOV. 30, 1997       1996(B)       1995        1994        1993        1992(A)
                                                 ------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $18.28             14.50       10.85       11.23       11.52        10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         .05               .14        (.02)         --         .06          .03
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                    3.50              4.14        4.64         .02         .23         1.95
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      3.55              4.28        4.62         .02         .29         1.98
-------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distributions from net investment income              --               .07          --          --         .06          .03
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gain                  --               .43         .97         .40         .52          .43
-------------------------------------------------------------------------------------------------------------------------------
Total dividends                                         --               .50         .97         .40         .58          .46
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $21.83             18.28       14.50       10.85       11.23        11.52
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NET ANNUALIZED)                        19.42%            29.60       43.29         .15        2.54        32.51*
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses absorbed by the Fund                         1.32%             1.31        1.25        1.25        1.25         1.25
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           .51%              .87        (.16)       (.03)        .53          .81
-------------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                              1.32%             1.47        1.83        1.82        2.09         4.29
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           .51%              .71        (.74)       (.61)       (.32)       (2.24)
-------------------------------------------------------------------------------------------------------------------------------


* Annualized
(a) For the period May 22, 1992 (commencement of operations) to December 31,
    1992.

                                                    CLASS B                                      CLASS C
                               --------------------------------------------------   ---------------------------------
                                 JAN. 1 TO        YEAR ENDED        SEPT. 11 TO       JAN. 1 TO        YEAR ENDED
                               NOV. 30, 1997   DEC. 31, 1996(B)    DEC. 31, 1995    NOV. 30, 1997   DEC. 31, 1996(B)
                               --------------------------------------------------------------------------------------
CLASS B AND C SHARES
PER SHARE OPERATING
 PERFORMANCE
Net asset value, beginning of
period                            $18.14             14.48             15.75            18.17             14.48
---------------------------------------------------------------------------------------------------------------------
Income from investment
operations:
 Net investment income (loss)       (.04)              .01              (.02)            (.03)              .01
---------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss)                        3.36              4.11              (.41)            3.37              4.14
---------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          3.32              4.12              (.43)            3.34              4.15
---------------------------------------------------------------------------------------------------------------------
Less dividends:
 Distribution from net
 investment income                    --               .03                --               --               .03
---------------------------------------------------------------------------------------------------------------------
 Distributions from net
 realized gain                        --               .43               .84               --               .43
---------------------------------------------------------------------------------------------------------------------
Total dividends                       --               .46               .84               --               .46
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $21.46             18.14             14.48            21.51             18.17
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)      18.30%            28.54             (2.52)           18.38             28.77
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 (ANNUALIZED)
Expenses absorbed by the Fund       2.34%             2.12              2.00             2.24              2.06
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.51)%             .06              (.99)            (.41)              .12
---------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS
 (ANNUALIZED)
Expenses                            2.34%             2.49              2.39             2.24              2.19
---------------------------------------------------------------------------------------------------------------------
Net investment loss                 (.51)%            (.31)            (1.38)            (.41)             (.01)
---------------------------------------------------------------------------------------------------------------------

                                   CLASS C
                               ----------------
                                 SEPT. 11 TO
                                DEC. 31, 1995
                               ----------------
CLASS B AND C SHARES
PER SHARE OPERATING
 PERFORMANCE
Net asset value, beginning of
period                              15.75
-----------------------------------------------
Income from investment
operations:
 Net investment income (loss)        (.02)
-----------------------------------------------
 Net realized and unrealized
 gain (loss)                         (.41)
-----------------------------------------------
Total from investment
operations                           (.43)
-----------------------------------------------
Less dividends:
 Distribution from net
 investment income                     --
-----------------------------------------------
 Distributions from net
 realized gain                        .84
-----------------------------------------------
Total dividends                       .84
-----------------------------------------------
Net asset value, end of
 period                             14.48
-----------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)       (2.51)
-----------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 (ANNUALIZED)
Expenses absorbed by the Fund        1.95
-----------------------------------------------
Net investment income (loss)         (.94)
-----------------------------------------------
OTHER RATIOS TO AVERAGE NET A
 (ANNUALIZED)
Expenses                             2.35
-----------------------------------------------
Net investment loss                 (1.34)
-----------------------------------------------


(b) Per share data for 1996 were determined based on average shares outstanding.

ALL CLASSES


                                                                         YEAR ENDED DECEMBER 31,
                                                 JAN. 1 TO     -------------------------------------------          MAY 22 TO
                                               NOV. 30, 1997     1996         1995        1994       1993       DECEMBER 31, 1992
                                               ----------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)      $1,263,144      273,222       31,606      6,931      4,875            2,385
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                    83%          23           86        140         79               37
---------------------------------------------------------------------------------------------------------------------------------



Average commission rates paid per share on stock transactions for the period from January 1 to November 30, 1997 and the year ended December 31, 1996 were $.0547 and $.0426, respectively.

--------------------------------------------------------------------------------


NOTES: Total return does not reflect the effect of any sales charges. The investment manager waived its management fee and absorbed operating expenses of the Funds through November 11, 1996. The "Other Ratios to Average Net Assets" are computed without this expense waiver or absorption.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

The following information sets forth each Fund's investment objective and policies. The investment objective of each Fund may be changed without the affirmative vote of a majority of the outstanding securities of that Fund. Each Fund's returns and net asset value will fluctuate and there is no assurance that any Fund will meet its objective. For a description of how the investment manager selects specific securities for inclusion in a Fund's portfolio, see "Additional Investment Information."

Each Fund will invest principally in a diversified portfolio of equity securities of companies that the investment manager believes to be undervalued. Securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company.


CONTRARIAN FUND. The Contrarian Fund's primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income. The Fund will invest primarily in common stocks of larger, listed companies with a record of earnings and dividends, low price-earnings ratios, reasonable returns on equity, and sound finances which, in the opinion of the investment manager, have intrinsic value. The Fund may, however, from time to time, invest in stocks that pay no dividends. It is anticipated that most stocks purchased will be listed on the New York Stock Exchange, but the Fund may also purchase securities listed on other securities exchanges and in the over-the-counter market. The Fund may also invest in preferred stocks, convertible securities and warrants. The Fund may sell call options on securities it holds ("covered call options").


HIGH RETURN EQUITY FUND. The High Return Equity Fund's investment objective is to achieve a high rate of total return. The common stocks held by the Fund will have the same investment characteristics as those held by the Contrarian Fund. The Fund generally will invest in common stocks that pay relatively high dividends, i.e. comparable to the dividend yield of Standard & Poor's 500 Composite Stock Index. In order to enhance its investment return, the Fund may sell covered call options, and sell put options on securities it may acquire. The Fund will earn premium income on the sale of these options.

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into or exchangeable for common or preferred stocks, equity investments in partnerships, joint ventures and other forms of non-corporate investment and warrants and rights exercisable for equity securities and equity equivalents.

While most investments will be in dividend paying stocks, the Fund may also acquire stocks that do not pay dividends in anticipation of market appreciation, future dividends, and when the investment manager believes that it would be advantageous to write options on such stocks. The Fund will be managed with a view to achieving a high rate of total return on investors' capital primarily through appreciation of its common stock holdings, options transactions and by acquiring and selling stock index futures and options thereon and, to a lesser extent, through dividend and interest income, all of which, in the investment manager's judgment, are elements of "total return."


Although the Fund will not invest 25% or more of its total assets in any one industry, it may, from time to time, invest a significant percentage of its total assets in one or more market sectors, such as the financial services sector. The investment manager considers a market sector to be comprised of a group of industries. If the Fund concentrates its investments in a market sector, financial, economic, business and other developments affecting issuers in that sector may have a greater effect on the Fund than if it had not concentrated its assets in that sector.



SMALL CAP VALUE FUND. The Small Cap Value Fund's investment objective is to seek long-term capital appreciation. It will invest principally in a diversified portfolio of equity securities of small companies with market capitalizations ranging from $100 million to $1 billion that the investment manager believes to be undervalued.

Under normal market conditions, at least 65% of the total assets of the Fund will be invested in securities of companies whose market capitalizations are less than $1 billion.

The Fund will invest primarily in common stocks of companies with a record of earnings, low price-earnings ratios, reasonable returns on equity and sound finances which, in the opinion of the investment manager, have intrinsic value. Such securities are generally traded on the New York Stock Exchange, the American Stock Exchange and in the over-the-counter market. The Fund may also invest in preferred stocks, convertible securities and warrants. The Fund may also sell covered call options and put options on securities it may acquire.


ADDITIONAL INVESTMENT INFORMATION. The portfolio turnover rates of each Fund are listed under "Financial Highlights." A Fund may periodically experience a high turnover rate (over 100%). The Funds will usually hold stocks acquired for the long-term and will sell stocks when the investment manager believes that anticipated price appreciation is no longer probable, alternative investments offer superior appreciation prospects, or the risk of decline in market prices is greater than the potential for gain. Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. The use of options and futures contracts will tend to increase the portfolio turnover rate of a Fund. To the extent the investment policies of that Fund result in a relatively high turnover rate, it will incur greater expenses and brokerage fees.


SELECTION OF INVESTMENTS. In order to determine whether a security is "undervalued," the principal factor considered by the investment manager is the P/E ratio of the security. The investment manager believes that the risk in owning stocks can be reduced by investing in companies with sound finances whose current market prices are low in relation to earnings. In determining whether a company's finances are sound, the investment manager considers among other things, its cash position and current ratio (current assets compared to current liabilities).


The investment manager applies quantitative analysis to its research process, and begins by screening a large number of stocks. Typically, most companies selected for inclusion in the Contrarian and High Return Equity Funds will have market capitalizations well in excess of $1 billion and those selected for inclusion in the Small Cap Value Fund will have market capitalizations ranging from approximately $100 million to $1 billion. In selecting among stocks with low P/E ratios, the investment manager also considers factors such as the following about the issuer:


     - Financial strength,
     - Book-to-market value,
     - Five and ten-year earnings growth rates,
     - Five and ten-year dividend growth rates,
     - Five and ten-year return on equity,
     - Size of institutional ownership, and
     - Earnings estimates for the next 12 months.

Fundamental analysis is used on companies that initially look promising. Earnings and cash flow analysis as well as a company's conventional dividend payout ratio are important to this process. Typically, the Funds will consist of approximately 25 to 50 stocks, diversified by both sector and industry, although, as noted above, the High Return Equity Fund may, from time to time, concentrate its assets in one or more market sectors. While it is anticipated that under normal circumstances all Funds will be fully invested, in order to conserve assets during temporary defensive periods when the investment manager deems it appropriate, each Fund may invest up to 50% of its assets in cash or defensive-type securities, such as high-grade debt securities, securities of the U.S. Government or its agencies and high quality money market instruments, including repurchase agreements. Investments in such interest bearing securities will be for temporary defensive purposes only.

The Funds' policies of investing in securities that may be out of favor differs from the investment approach followed by many other mutual funds. Companies reporting poor earnings, whose businesses are cyclically down, whose prices have declined sharply or that are not widely followed are not typically held by most investment companies. It is the investment manager's belief, however, that the securities of sound, well-managed companies that may be temporarily out of favor due to earnings declines or other adverse developments are likely to provide a greater total investment return than securities whose prices appear to reflect anticipated favorable developments.


REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements, under which it acquires ownership of a security and the broker-dealer or bank agrees to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. In addition, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book-Entry System. Repurchase agreements will be limited to transactions with financial institutions believed by the investment manager to present minimal credit risk. The investment manager will monitor on an on-going basis the creditworthiness of the broker-dealers and banks with which the Funds may engage in repurchase agreements. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of the Funds' limitations on illiquid securities. The Funds will not invest more than 10% of the value of their net assets in illiquid securities.



OPTIONS AND FINANCIAL FUTURES TRANSACTIONS. A Fund may deal in options on securities and securities indexes that are listed for trading on a national securities exchange.



Each Fund may write (sell) covered call options on up to 100% of net assets and each Fund other than the Contrarian Fund may write (sell) secured put options on up to 50% of net assets.


A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security or other asset at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security or other asset at the exercise price during or at the end of the option period. The writer of a covered call owns securities or other assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible securities or other assets to the extent that it is obligated as a writer. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying security or other asset over the exercise price plus the premium received. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying security or other asset at a disadvantageous price.


A Fund may engage in financial futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A Fund will "cover" futures contracts sold by the Fund and maintain in a segregated account certain liquid assets in connection with futures contracts purchased by the Fund as described under "Investment Policies and Techniques" in the Statement of Additional Information. A Fund will not enter into any futures contracts or options on futures contracts if the aggregate of the contract value of the outstanding futures contracts of the Fund and futures contracts subject to outstanding options written by the Fund would exceed 50% of the total assets of the Fund.


The Funds may engage in financial futures transactions and may use index options as an attempt to hedge against market risks. For example, when the near-term market view is bearish but the portfolio composition is judged satisfactory for the longer term, exposure to temporary declines in the market may be reduced by entering into futures contracts to sell securities or the cash value of a securities index. Conversely, where the near-term view is bullish, but the Fund is believed to be well positioned for the longer term with a high cash position, the Fund can hedge against market increases by entering into futures contracts to buy securities or the cash value of a securities index. In either case, the use of futures contracts would tend to reduce portfolio turnover and facilitate the Fund's pursuit of its investment objective.


Futures contracts entail risks. If the investment manager's judgment about the general direction of interest rates, markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into. There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. For example, if participants in the futures market elect to close out their contracts rather than meet margin requirements, distortions in the normal relationship between the underlying assets and the futures market could result. Price distortions also could result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager still may not result in a successful hedging transaction. If any of these events should occur, a Fund could lose money on the financial futures contracts and also on the value of its portfolio assets. The costs incurred in connection with futures transactions could reduce a Fund's return.


Index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case a Fund would lose the premium paid therefor.

A Fund may engage in futures transactions only on commodities exchanges or boards of trade. A Fund will not engage in transactions in index options, financial futures contracts or related options for speculation, but only as an attempt to hedge against changes in interest rates or market conditions affecting the values of securities which the Fund owns or intends to purchase.


SPECIAL RISK FACTORS--OPTIONS, FUTURES AND OTHER DERIVATIVES. The Statement of Additional Information contains further information about the characteristics, risks and possible benefits of options, futures and other derivative transactions. See "Investment Policies and Techniques" in the Statement of Additional Information. The principal risks are: (a) possible imperfect correlation between movements in the prices of options, futures and other derivatives contracts and movements in the prices of the securities hedged, used for cover or that the derivatives intended to replicate; (b) lack of assurance that a liquid secondary market will exist for any particular option, futures or other derivatives contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment manager; and (e) the possible non-performance of the counter-party to the derivative contract.


SECURITIES LOANS. The Funds are authorized to lend their portfolio securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional investment income. The Funds do not intend to loan securities if as a result more than 5% of their respective net assets would be on loan.


BORROWING. While each Fund is authorized to borrow from banks in amounts not in excess of 10% of their respective total assets, they do not intend to do so. If, in the future, they do borrow from banks, they would not purchase additional securities at any time when such borrowings exceed 5% of their respective net assets.


SMALL CAP SECURITIES. Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation and to involve greater risks of depreciation than securities of companies with larger market capitalizations. Since the securities of such companies are not as broadly traded as those of companies with larger market capitalizations, these securities are often subject to wider and more abrupt fluctuations in market price.

Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, a lower degree of liquidity in the markets for such stocks compared to larger capitalization stocks, and the greater sensitivity of small companies to changing economic conditions. In addition to exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Investors should therefore expect that the value of the Small Cap Value Fund's shares may be more volatile than the shares of a fund that invests in larger capitalization stocks.


DERIVATIVES. In addition to options and financial futures transactions, consistent with its objective, each Fund may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index or an interest rate ("derivatives"). Derivatives are most often used in an effort to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). There is no guarantee that these results can be achieved through the use of derivatives. The types of derivatives used by each Fund and the techniques employed by the investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.


INVESTMENT MANAGER AND UNDERWRITER


INVESTMENT MANAGER. Scudder Kemper Investments, Inc. ("Scudder Kemper"), 345 Park Avenue, New York, New York, is the investment manager of each Fund and provides each Fund with continuous professional investment supervision. Dreman Value Management, L.L.C. ("DVM"), Three Harding Road, Red Bank, New Jersey 07701, is the sub-adviser for the High Return Equity Fund. See "High Return Equity Fund" below for information about DVM. Scudder Kemper is one of the largest investment managers in the country with more than $200 billion under management and has been engaged in the management of investment funds for more than seventy years. Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management, owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees.



Responsibility for overall management of KVF rests with its Board of Directors and officers. Professional investment supervision is provided by Scudder Kemper. The investment management agreement provides that Scudder Kemper shall act as each Fund's investment adviser, manage its investments and provide it with various services and facilities.



Thomas Sassi and Jonathan Kay have been co-managers of the Contrarian Fund since July 1997 and Frederick L. Gaskin has been a co-manager of the Fund since September 1997. Mr. Sassi is the lead manager of the Fund. He joined Scudder Kemper in August 1996. He was a consultant with an unaffiliated investment consulting firm and an officer of an unaffiliated investment banking firm from 1993 to 1996. Mr. Gaskin joined Scudder Kemper in 1996. From 1993 until 1996, Mr. Gaskin served as a vice president and portfolio manager for an unaffiliated investment management firm. He received a B.S. in finance from Appalachian State University and an M.B.A. from Babcock Graduate School of Management. Mr. Sassi received a B.B.A. in management and economics and an M.B.A. in Finance from Hofstra University in New York City, New York. Jonathan Kay joined Scudder Kemper in 1993 where he has served as a portfolio manager for institutional accounts. He received a B.A. in economics from the University of Buffalo and an M.B.A. in Finance from Bernard M. Baruch College in New York City, New York.



David N. Dreman has been the portfolio manager of the High Return Equity Fund since its inception in 1988. He is the Chairman of DVM, and was associated with KVF's former investment adviser. Mr. Dreman is a pioneer of the philosophy of contrarian investing (buying what is out of favor) and a leading proponent of the low P/E investment style. He is a columnist for FORBES and the author of several books on the value style of investing. He received a Bachelor of Commerce from the University of Manitoba, Winnipeg, Manitoba, Canada.


Thomas H. Forester and Steven T. Stokes have been the portfolio co-managers of the Small Cap Value Fund since July 1997. Mr. Forester has lead responsibility for the management of the Fund. He joined Scudder Kemper in May 1997. Prior to joining Scudder Kemper, he served as a senior portfolio manager of an unaffiliated investment management firm from 1995 to 1997. For the three years prior to 1995, he was a portfolio manager for another investment management firm. He received his undergraduate degree at the University of Colorado and an M.B.A. in finance from Northwestern University. He is a chartered financial analyst. Mr. Stokes joined Scudder Kemper in April 1996. Prior to joining Scudder Kemper, he served as a portfolio manager and financial analyst for an unaffiliated investment management firm from 1986 to 1996. Mr. Stokes received a B.S. degree in Finance from State University of New York at New Paltz. He is a chartered financial analyst.



Each Fund pays Scudder Kemper an investment management fee, payable monthly, at 1/12 of the annual rate of .75% of the first $250 million of its average daily net assets, .72% of average daily net assets between $250 million and $1 billion, .70% of average daily net assets between $1 billion and $2.5 billion,
 .68% of average daily net assets between $2.5 billion and $5 billion, .65% of average daily net assets between $5 billion and $7.5 billion, .64% of average daily net assets between $7.5 billion and $10 billion, .63% of average daily net assets between $10 billion and $12.5 billion and .62% of its average daily net assets over $12.5 billion. To the extent that the management fee paid to Scudder Kemper is .75%, it is higher than that paid by most other mutual funds.



HIGH RETURN EQUITY FUND. As mentioned above, DVM is a sub-adviser for the High Return Equity Fund. Under the terms of the sub-advisory agreement between Scudder Kemper and DVM, DVM manages the investment and reinvestment of the Fund's assets in accordance with the investment objectives, policies and limitations and subject to the supervision of Scudder Kemper and the Board of Directors. DVM was formed in April 1997 and has served as sub-adviser for the Fund since August 1997. DVM is controlled by David N. Dreman. Scudder Kemper pays DVM for its services a sub-advisory fee, payable monthly, at the annual rate of .24% of the first $250 million of the Fund's average daily net assets,
 .23% of the average daily net assets between $250 million and $1 billion, .224% of average daily net assets between $1 billion and $2.5 billion, .218% of average daily net assets between $2.5 billion and $5 billion, .208% of average daily net assets between $5 billion and $7.5 billion, .205% of average daily net assets between $7.5 billion and $10 billion, .202% of average daily net assets between $10 billion and $12.5 billion and .198% of the Fund's average daily net assets over $12 billion. In addition, Scudder Kemper has guaranteed to pay a minimum of $8 million to DVM during each of the calendar years 2000, 2001 and 2002 that DVM serves as sub-adviser.



FUND ACCOUNTING AGENT. Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share of the Funds and maintaining all accounting records related hereto. Currently, SFAC receives no fee for its services to the Funds; however, subject to Board approval, at some time in the future SFAC may seek payment for its services under this agreement.



PRINCIPAL UNDERWRITER. Pursuant to an underwriting and distribution services agreement ("distribution agreement") with KVF, Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, a wholly owned subsidiary of Scudder Kemper, is the principal underwriter and distributor of each Fund's shares and acts as agent of each Fund in the sale of its shares. KDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. KDI provides for the preparation of advertising or sales literature and bears the cost of printing and mailing prospectuses to persons other than shareholders. KDI bears the cost of qualifying and maintaining the qualification of the Funds' shares for sale under the securities laws of the various states and KVF bears the expense of registering its shares with the

Securities and Exchange Commission. KDI may enter into related selling group agreements with various broker-dealers, including affiliates of KDI, that provide distribution services to investors. KDI also may provide some of the distribution services.



CLASS A SHARES. KDI receives no compensation from KVF as principal underwriter for Class A shares and pays all expenses of distribution of KVF's Class A shares under the distribution agreement not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," KDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of KVF shares.



CLASS B SHARES. For its services under the distribution agreement, KDI receives a fee from each Fund, payable monthly, at the annual rate of .75% of average daily net assets of such Fund attributable to Class B shares. This fee is accrued daily as an expense of Class B shares. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares-Contingent Deferred Sales Charge-Class B Shares." KDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.



CLASS C SHARES. For its services under the distribution agreement, KDI receives a fee from each Fund, payable monthly, at the annual rate of .75% of average daily net assets of such Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. KDI currently advances to firms the first year distribution fee at a rate of .75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of .75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or KVF. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Charge--Class C Shares."



RULE 12B-1 PLAN. Since the distribution agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by KDI to pay for distribution services for those classes, that agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. The table below shows amounts paid in connection with each Fund's Rule 12b-1 Plan during the period January 1, 1997 through November 30, 1997.



                                                                 DISTRIBUTION FEES         CONTINGENT DEFERRED
                                 DISTRIBUTION EXPENSES              PAID BY FUND            SALES CHARGE PAID
                                INCURRED BY UNDERWRITER            TO UNDERWRITER             TO UNDERWRITER
                               --------------------------      ----------------------      --------------------
           FUND                  CLASS B         CLASS C        CLASS B       CLASS C      CLASS B      CLASS C
           ----                  -------         -------        -------       -------      -------      -------
Contrarian.................    $ 1,552,000        104,000        353,000       29,000       62,000       2,000
High Return Equity.........    $43,649,000      3,515,000      5,477,000      901,000      817,000      31,000
Small Cap Value............    $14,136,000      1,560,000      1,716,000      392,000      221,000      22,000



If the Rule 12b-1 Plan (the "Plan") is terminated in accordance with its terms, the obligation of KVF to make payments to KDI pursuant to the Plan will cease and KVF will not be required to make any payments past the termination date. Thus, there is no legal obligation for KVF to pay any expenses incurred by KDI in excess of its fees under the Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under the Plan may or may not be sufficient to reimburse KDI for its expenses incurred.



ADMINISTRATIVE SERVICES. KDI also provides information and administrative services for shareholders of KVF pursuant to an administrative services agreement ("administrative agreement"). KDI may enter into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in KVF. Such administrative services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding each Fund and its special features, and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. KDI bears all its expenses of providing services pursuant to the administrative agreement, including the payment of any service fees. For services under the administrative agreement, KVF pays KDI a fee, payable monthly, at an annual rate of up to .25% of average daily net assets of Class A, B and C shares of each Fund. KDI then pays each firm a service fee, normally payable quarterly, at an annual rate of up to .25% of net assets of each class of those accounts that it maintains and services for KVF. Firms to which service fees may be paid include affiliates of KDI.



CLASS A SHARES. For Class A shares, a firm becomes eligible for the service fee based upon assets in the accounts in the month following the month of purchase and the fee continues until terminated by KDI or KVF. The fees are calculated monthly and normally paid quarterly.



CLASS B AND CLASS C SHARES. KDI currently advances to firms the first-year service fee at a rate of up to .25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at a rate of up to .25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or KVF.



KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for KVF. Currently, the administrative services fee payable to KDI is based only upon KVF assets in accounts for which a firm provides administrative services and it is intended that KDI will pay all the administrative services fee that it receives from KVF to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of KVF while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which a firm provides administrative services as well as, with respect to Class A shares, the date when shares representing such assets were purchased. In addition, KDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of each Fund.



CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of KVF maintained in the United States. IFTC also is KVF's transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company ("KSVC"), an affiliate of Scudder Kemper, serves as "Shareholder Service Agent" of KVF and, as such, performs all of IFTC's duties as transfer agent and dividend-paying agent. For a description of transfer agent and shareholder service agent fees, see "Investment Manager and Underwriter" in the Statement of Additional Information.



PORTFOLIO TRANSACTIONS. Scudder Kemper places all orders for purchases and sales of a Fund's securities (except that DVM places all orders for the High Return Equity Fund). Subject to seeking the most favorable net results, they may consider sales of shares of a Fund and of funds managed by Scudder Kemper or its affiliates as a factor in selecting broker-dealers. See "Portfolio Transactions" in the Statement of Additional Information.


DIVIDENDS AND TAXES


DIVIDENDS. The Contrarian and High Return Equity Funds normally distribute quarterly dividends of net investment income, the Small Cap Value Fund normally distributes annual dividends of net investment income and each Fund distributes any net realized short-term and long-term capital gains at least annually.


Dividends paid by a Fund as to each class of its shares will be calculated in the same manner, at the same time and on the same day. The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Income and capital gain dividends, if any, of a Fund will be credited to shareholder accounts in full and fractional shares of the same class of that Fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

(2) To receive income and capital gain dividends in cash.

Any dividends of a Fund that are reinvested will normally be reinvested in shares of the same class of that same Fund. However, upon written request to the Shareholder Service Agent, a shareholder may elect to have dividends of a Fund invested in shares of the same class of another Kemper Fund at the net asset value of such class of such other fund. See "Special Features--Class A Shares--Combined Purchases" for a list of such Kemper Funds. To use this privilege of investing dividends of a Fund in shares of another Kemper Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Funds will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the same Fund unless the shareholder requests that such policy not be applied to the shareholder's account.


TAXES. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or shares. Long-term capital gain dividends received by individual shareholders are currently taxed at a maximum rate of 20% on gains realized by a Fund from securities held more than 18 months and at a maximum rate of 28% on gains realized by a Fund from securities held more than 12 months but not more than 18 months. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared. A portion of the dividends paid by a Fund may qualify for the dividends received deduction available to corporate shareholders.


A dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends representing gains realized on sales of securities, such dividends would be a return of investment though taxable as stated above.

Each Fund is required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts
(IRAs) or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult with their tax advisers regarding the 20% withholding requirement.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving dividend reinvestment and periodic investment and redemption programs. Information for income tax purposes will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.

NET ASSET VALUE


The net asset value per share of a Fund is determined separately for each class by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The per share net asset value of the Class B and Class C shares of a Fund will generally be lower than that of the Class A shares of the Fund because of the higher expenses borne by Class B and Class C shares. Fund securities that are primarily traded on a domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale price available, at the last current bid quotation. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Board of Directors or its delegates. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options, financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets are valued at fair value as determined in good faith by the Board of Directors. If an event were to occur, after the value of a security was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then that security would be valued using fair value determinations by the Board of Directors or its delegates. On each day the New York Stock Exchange (the "Exchange") is open for trading, the net asset value is determined as of the earlier of 3:00 pm. Chicago time or the close of the Exchange.


PURCHASE OF SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS. Class A shares of each Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. See, also, "Summary of Expenses." Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                                   ANNUAL 12B-1 FEES
                                                (AS A % OF AVERAGE DAILY
                     SALES CHARGE                     NET ASSETS)                   OTHER INFORMATION
                     ------------               ------------------------            -----------------
Class      Maximum initial sales charge of           None                   Initial sales charge waived or
  A....    5.75% of the public offering                                     reduced for certain purchases
           price
Class      Maximum contingent deferred sales        0.75%                   Shares convert to Class A shares
  B....    charge of 4% of redemption                                       six years after issuance
           proceeds; declines to zero after
           six years
Class      Contingent deferred sales charge         0.75%                   No conversion feature
  C....    of 1% of redemption proceeds for
           redemptions made during first
           year after purchase

The minimum initial investment for each Fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                                                   SALES CHARGE
                                                        ------------------------------------------------------------------
                                                                                                              ALLOWED TO
                                                                                   AS A PERCENTAGE           DEALERS AS A
                                                         AS A PERCENTAGE            OF NET ASSET            PERCENTAGE OF
                                                        OF OFFERING PRICE              VALUE*               OFFERING PRICE
                  AMOUNT OF PURCHASE                    -----------------          ---------------          --------------
Less than $50,000.....................................            5.75%                    6.10%                   5.20%
$50,000 but less than $100,000........................            4.50                     4.71                    4.00
$100,000 but less than $250,000.......................            3.50                     3.63                    3.00
$250,000 but less than $500,000.......................            2.60                     2.67                    2.25
$500,000 but less than $1 million.....................            2.00                     2.04                    1.75
$1 million and over...................................             .00**                    .00**                   ***

---------------
  * Rounded to the nearest one-hundredth percent.
 ** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

*** Commission is payable by KDI as discussed below.

Each Fund receives the entire net asset value of all its Class A shares sold. KDI, the Funds' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.



Class A shares of a Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which Scudder Kemper or an affiliate does not serve as investment manager ("non-Kemper fund") provided that: (a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-Kemper fund shares redeemed or a contingent deferred sales charge in connection with the redemption of the non-Kemper fund shares, and (b) the purchase of Fund shares is made within 90 days after the date of such redemption. To make such a purchase at net asset value, the investor or the investor's dealer must, at the time of purchase, submit a request that the purchase be processed at net asset value pursuant to this privilege. The redemption of the shares of the non-Kemper fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized. KDI may in its discretion compensate firms for sales of Class A shares under this privilege at a commission rate of .50% of the amount of Class A shares purchased.


Class A shares of a Fund may be purchased at net asset value by: (a) any purchaser provided that the amount invested in such Fund or other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features"; or (b) a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege"). Redemption within two years of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Large Order NAV Purchase Privilege."


KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of a Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, .50% on the next $45 million and .25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer sponsored employee benefit plans using the subaccount recordkeeping system made available through KSvC. For purposes of determining the appropriate commission percentage to be applied to a particular sale under the foregoing schedules, KDI will consider the cumulative amount invested by the purchaser in a Fund and other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.


Effective on February 1, 1996, Class A shares of a Fund or any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as HOWARD AND AUDREY TABANKIN, ET AL. V. KEMPER SHORT-TERM GLOBAL INCOME FUND, ET. AL., Case No. 93 C 5231 (N.D.IL). This privilege is generally non-transferrable and continues for the lifetime of individual class members and for a ten year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, KDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to .25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by KDI. The privilege of purchasing Class A shares of the Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.



Class A shares may be sold at net asset value in any amount to: (a) officers, directors, employees (including retirees) and sales representatives of KVF, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with KDI; (c) officers, directors, and employees of service agents of KVF; (d) shareholders who owned shares of KVF on September 8, 1995, and have continuously owned shares of KVF (or a Kemper Fund acquired by exchange of KVF shares) since that date, for themselves or members of their families; and (e) any trust, pension, profit-sharing or other benefit plan for only such persons. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of KVF for their clients pursuant to an agreement with KDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase a Fund's Class A shares at net asset value hereunder. Class A shares may be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors may purchase a Fund's Class A shares at net asset value through reinvestment programs described in the prospectuses of such trusts that have such programs. Class A shares of a Fund may be sold at net asset value through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms that adhere to certain standards established by KDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment advisor or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by KVF. KVF may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.


Class A shares of a Fund may be purchased at net asset value by persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm.


Class A shares of a Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with KDI, for themselves or members of their families. KDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of .50% of the amount of Class A shares purchased.



Class A shares of a Fund may be purchased at net asset value by persons who purchase shares of the Fund through KDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups.

The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares."


KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by KVF for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter." Class B shares of a Fund will automatically convert to Class A shares of the same Fund six years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's KVF account will be converted to Class A shares on a pro rata basis.



PURCHASE OF CLASS C SHARES. The public offering price of the Class C shares of a Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class C shares within one year of purchase. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares." KDI currently advances to firms the first year distribution fee at a rate of .75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of .75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by KVF for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."


WHICH ARRANGEMENT IS BETTER FOR YOU? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. Orders for Class B shares or Class C shares for $500,000 or more will be declined. Orders for Class B shares or Class C shares by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent will be invested instead in Class A shares at net asset value where the combined subaccount value in KVF or any Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" is in excess of $5 million including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features." For more information about the three sales arrangements, consult your financial representative or the Shareholder Service Agent. Financial services firms may receive different compensation depending upon which class of shares they sell.

GENERAL. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of KVF for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to KVF.



KDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of a Fund sold by the firm under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over' of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by KSVC, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.



In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of KVF. Non-cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of KVF, or other funds underwritten by KDI.



Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of that Fund next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). KVF reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.



Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem KVF's shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold KVF's shares in nominee or street name as agent for and on behalf of their customers. In such instances, KVF's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from KVF through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from KVF through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.

KVF reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, KVF may temporarily suspend the offering of shares of any Fund or class of a Fund to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such Fund or class and to have dividends reinvested.


Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.


REDEMPTION OR REPURCHASE OF SHARES

GENERAL. Any shareholder may require KVF to redeem his or her shares. When shares are held for the account of a shareholder by KVF's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of a Fund will be the net asset value per share of that Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When KVF is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by KVF of the purchase amount. The redemption within two years of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares"), the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class B Shares" below) and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class C Shares" below).


Because of the high cost of maintaining small accounts, KVF may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.


Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. KVF or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless KVF or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine.

THE SHAREHOLDER WILL BEAR THE RISK OF LOSS, including loss resulting from fraudulent or unauthorized transactions, so long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

TELEPHONE REDEMPTIONS. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. KVF reserves the right to terminate or modify this privilege at any time.


REPURCHASES (CONFIRMED REDEMPTIONS). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which KVF has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the applicable Fund next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.



EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of a Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by KVF for up to seven days if Scudder Kemper deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. KVF is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. KVF currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of KVF were purchased. Shares purchased by check or through

EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. KVF reserves the right to terminate or modify this privilege at any time.


CONTINGENT DEFERRED SALES CHARGE--LARGE ORDER NAV PURCHASE PRIVILEGE. A contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and .50% if they are redeemed during the second year following purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under KVF's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies KDI that the dealer waives the commission applicable to such Large Order NAV Purchase.


CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

                                                                CONTINGENT
                                                                 DEFERRED
                                                                  SALES
             YEAR OF REDEMPTION AFTER PURCHASE                    CHARGE
             ---------------------------------                  ----------
First.......................................................        4%
Second......................................................        3%
Third.......................................................        3%
Fourth......................................................        2%
Fifth.......................................................        2%
Sixth.......................................................        1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features--Systematic Withdrawal Plan" below), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2 and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service
Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a Fund, (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457; (b) redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under KVF's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; (f) any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent; and (g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Kemper Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly.

CONTINGENT DEFERRED SALES CHARGE--GENERAL. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of a Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.


The rate of the contingent deferred sales charge under the schedule above is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in May, 1998 will be eligible for the 3% charge if redeemed on or after May 1, 1999. In the event no specific order is requested, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.


REINVESTMENT PRIVILEGE. A shareholder who has redeemed Class A shares of a Fund or any Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" (other than shares of Kemper Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of a Fund or of the other listed Kemper Mutual Funds. A shareholder of a Fund or a Kemper Mutual Fund who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares"), Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment, in Class A, Class B or Class C shares, as the case may be, of a Fund or of other Kemper Mutual Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of a Fund or of the

Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Mutual Funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of shares of a Fund, the reinvestment in the same Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.

SPECIAL FEATURES


CLASS A SHARES--COMBINED PURCHASES. Each Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following funds: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund (available only upon exchange or conversion from Class A shares of another Kemper Mutual Fund), Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value Fund, Inc., Kemper Value Plus Growth Fund, Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund, Kemper Aggressive Growth Fund and Kemper Global/International Series, Inc. ("Kemper Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered "Kemper Mutual Funds" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include: (a) Money Market Funds as "Kemper Mutual Funds", (b) all classes of shares of any Kemper Mutual Fund and (c) the value of any other plan investment, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.



CLASS A SHARES--LETTER OF INTENT. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Mutual Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Mutual Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares are included in this privilege.

CLASS A SHARES--CUMULATIVE DISCOUNT. Class A shares of a Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a Fund being purchased, the value of all Class A shares of the above mentioned Kemper Mutual Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.


CLASS A SHARES--AVAILABILITY OF QUANTITY DISCOUNTS. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.


EXCHANGE PRIVILEGE. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of Kemper Mutual Funds in accordance with the provisions below.


CLASS A SHARES. Class A shares of the Kemper Mutual Funds and shares of the Money Market Funds listed under "Special Features--Class A Shares--Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI.


Class A shares of a Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of any Kemper Mutual Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

CLASS B SHARES. Class B shares of a Fund and Class B shares of any Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.

CLASS C SHARES. Class C shares of a Fund and Class C shares of any Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.

GENERAL. Shares of a Kemper Mutual Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or KDI. Exchanges may be accomplished by a written request to KSVC, Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for Kemper Funds that are eligible for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale only in certain states. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.


SYSTEMATIC EXCHANGE PRIVILEGE. The owner of $1,000 or more of any class of the shares of a Fund, a Kemper Mutual Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the other Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege," except that the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.


EXPRESS-TRANSFER. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in a Fund. Shareholders can also redeem shares (minimum $100 and maximum $50,000) from their KVF account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from ANY PERSON to transfer the specified amounts between the shareholder's KVF account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Kemper Shareholder Services toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to KSVC, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").



BANK DIRECT DEPOSIT. A shareholder may purchase additional shares of a Fund through an automatic investment program. With the Bank Direct Deposit Purchase Plan, investments are made automatically (minimum $50 and maximum $50,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's KVF account. By enrolling in Bank Direct Deposit, the shareholder authorizes KVF and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to KSVC, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. KVF may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. KVF may terminate or modify this privilege at any time.

PAYROLL DIRECT DEPOSIT AND GOVERNMENT DIRECT DEPOSIT. A shareholder may invest in a Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in a KVF account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) KVF is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

SYSTEMATIC WITHDRAWAL PLAN. The owner of $5,000 or more of a class of a Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. The maximum annual rate at which Class B shares (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in the first year following the purchase) may be redeemed under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.


The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, KVF will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. KDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege, Class B shares and Class C shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or KVF.



TAX-SHELTERED RETIREMENT PLANS. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish investor accounts in any of the following types of retirement plans:


- Individual Retirement Accounts ("IRAs") with IFTC as custodian. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE") IRA accounts and Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

- 403(b)(7) Custodial Accounts with IFTC as custodian. This type of plan is available to employees of most non-profit organizations.

- Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with IFTC as custodian describe the current fees payable to IFTC for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.

PERFORMANCE

KVF may advertise several types of performance information for a class of shares, including "average annual total return" and "total return." Performance information will be computed separately for Class A, Class B and

Class C shares. Each of these figures is based upon historical results and is not representative of the future performance of any class of the Funds.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

A Fund's performance may be compared to that of the Consumer Price Index or various unmanaged equity indexes including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Standard & Poor's/Barra Value Index, the Russell 1000 Value Index and the Russell 2000 Value Index. The performance of a Fund may also be compared to the combined performance of two indexes. The performance of a Fund may also be compared to the performance of other mutual funds or mutual fund indexes with similar objectives and policies as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.


Information may be quoted from publications such as MORNINGSTAR, INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, FORTUNE, THE CHICAGO TRIBUNE, USA TODAY, INSTITUTIONAL INVESTOR and REGISTERED REPRESENTATIVE. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC Financial Data, Inc.'s Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.


A Fund may depict the historical performance of the securities in which a Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund. A Fund may also discuss the relative performance of growth stocks versus value stocks.

Each Fund's Class A shares are sold at net asset value plus a maximum sales charge of 5.75% of the offering price. While the maximum sales charge is normally reflected in the Fund's Class A performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares within the first six years after purchase may be subject to a contingent deferred sales charge that ranges from 4% during the first year to 0% after six years. Redemption of the Class C shares within the first year after purchase may be subject to a 1% contingent deferred sales charge. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included.

Each Fund's returns and net asset value will fluctuate. Shares of a Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost. Redemption of Class B shares and Class C shares may be subject to a contingent deferred sales charge as described above. Additional information concerning each Fund's performance appears in the Statement of Additional Information. Additional information about each Fund's performance also appears in its Annual Report to Shareholders, which is available without charge from KVF.

CAPITAL STRUCTURE


KVF was organized as a Maryland corporation in October, 1987 and has an authorized capitalization of 3,000,000,000 shares of $.01 par value common stock. In July, 1997, KVF changed its name from Kemper-Dreman Fund, Inc. to Kemper Value Fund, Inc. In September, 1995, KVF changed its name from Dreman Mutual Group, Inc. to Kemper-Dreman Fund, Inc. Since KVF may offer multiple funds, it is known as a "series company." Currently, KVF offers four classes of shares of each Fund. These are Class A, Class B and Class C shares, as well as Class I shares, which have different expenses, that may affect performance, and are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of Scudder Kemper and its affiliates; and (b) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a Fund: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. The Board of Directors may authorize the issuance of additional classes and additional Funds if deemed desirable, each with its own investment objectives, policies and restrictions. Shares of a Fund have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to the Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation of such Fund subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of the Fund. Shares of each Fund are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Board of Directors of KVF may, to the extent permitted by applicable law, have the right at any time to redeem from any shareholder, or from all shareholders, all or any part of any series or class, or of all series or classes, of the shares of KVF.


The Funds are not required to hold annual shareholder meetings and do not intend to do so. However, they will hold special meetings as required or deemed desirable for such purposes as electing directors, changing fundamental policies or approving an investment management agreement. KVF will call a meeting of shareholders, if requested to do so by the holders of at least 10% of KVF's outstanding shares and, in the case of a meeting called to consider removal of a director or directors, will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940. If shares of more than one Fund are outstanding, shareholders will vote by Fund and not in the aggregate or by class except when voting in the aggregate is required under the Investment Company Act of 1940, such as for the election of directors, or when voting by class is appropriate.

                                                                 April 1, 1998

                                         PROSPECTUS

                                                          KEMPER EQUITY FUNDS/
                                                                   VALUE STYLE




                                                        Kemper Contrarian Fund

                                         Kemper-Dreman High Return Equity Fund

                                                   Kemper Small Cap Value Fund








   Principal Underwriter
   Kemper Distributors, Inc.
   222 South Riverside Plaza   Chicago, IL  60606-5808
   www.kemper.com   E-mail info@kemper.com
   Tel (800) 621-1048




[KEMPER FUNDS LOGO]                                         [KEMPER FUNDS LOGO]


[RECYCLED LOGO] Printed on Recycled Paper     DRE-1 (4/98) KDI  801196

                            KEMPER VALUE FUND, INC.

                             CROSS-REFERENCE SHEET

                     ITEMS REQUIRED
                      BY FORM N-1A                                       LOCATION
                     --------------                                      --------
                         PART B                             STATEMENT OF ADDITIONAL INFORMATION
Item 10.  Cover Page...........................    Cover Page
Item 11.  Table of Contents....................    Table of Contents
Item 12.  General Information and History......    Cover Page
Item 13.  Investment Objectives and Policies...    Investment Restrictions; Investment Policies and
                                                   Techniques
Item 14.  Management of the Fund...............    Investment Manager and Underwriter; Officers and
                                                   Directors
Item 15.  Control Persons and Principal Holders
          of Securities........................    Officers and Directors--Principal Holders of
                                                   Securities
Item 16.  Investment Advisory and Other
          Services.............................    Investment Manager and Underwriter; Distribution and
                                                   Servicing Arrangements
Item 17.  Brokerage Allocation and Other
          Practices............................    Portfolio Transactions
Item 18.  Capital Stock and Other Securities...    Dividends and Taxes; Shareholders Rights
Item 19.  Purchase, Redemption and Price of
          Securities Being Offered.............    Purchase and Redemption of Shares
Item 20.  Tax Status...........................    Dividends and Taxes
Item 21.  Underwriters.........................    Investment Manager and Underwriter
Item 22.  Calculation of Performance Data......    Performance
Item 23.  Financial Statements.................    Financial Statements

                            KEMPER VALUE FUND, INC.
                      STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 1, 1998


                   KEMPER CONTRARIAN FUND ("CONTRARIAN FUND")
       KEMPER-DREMAN HIGH RETURN EQUITY FUND ("HIGH RETURN EQUITY FUND")
              KEMPER SMALL CAP VALUE FUND ("SMALL CAP VALUE FUND")


               222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606

                                 1-800-621-1048


This Statement of Additional Information is not a prospectus. It is the Statement of Additional Information for each of the above funds (the "Funds") of the Kemper Value Fund, Inc. ("KVF"). It should be read in conjunction with the prospectus of KVF dated April 1, 1998. The prospectus may be obtained without charge from KVF.


                               ------------------

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Investment Restrictions.....................................  B-1
Investment Policies and Techniques..........................  B-2
Portfolio Transactions......................................  B-4
Investment Manager and Underwriter..........................  B-7
Purchase and Redemption of Shares...........................  B-12
Dividends and Taxes.........................................  B-13
Performance.................................................  B-14
Officers and Directors......................................  B-20



The financial statements appearing in KVF's 1997 Annual Report to Shareholders are incorporated herein by reference. The financial statements for KVF accompany this document.



DRE-13 (4/98)                                    (LOGO)printed on recycled paper

INVESTMENT RESTRICTIONS

Each Fund has adopted certain fundamental investment restrictions which cannot be changed without approval of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

A FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Purchase securities of any one issuer other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities collectively ("U.S. Government Securities") if immediately thereafter more than 5% of its total assets would be invested in the securities of any one issuer, or purchase more than 10% of an issuer's outstanding securities, except that up to 25% of each Fund's total assets may be invested without regard to these limitations.


(2) Borrow money or issue senior securities, except that each Fund may borrow from banks for temporary purposes in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts not in excess of the lesser of the amount borrowed or 10% of the value of its total assets at the time of such borrowing; provided that the Funds may enter into futures contracts and related options as described in the prospectus. Optioned securities are not considered to be pledged for purposes of this limitation.



(3) Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of issuers conducting their principal activities in the same industry.



(4) Invest more than 10% of the value of its net assets in illiquid securities, including restricted securities and repurchase agreements with remaining maturities in excess of seven days, and other securities for which market quotations are not readily available.



(5) Make loans, except that each Fund may lend securities it owns as described herein and enter into repurchase agreements pursuant to its investment objective and policies.



(6) Purchase securities on margin or make short sales of securities, provided that the Funds may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith.



(7) Purchase or sell commodities or commodity contracts, except futures contracts and options thereon as stated in the prospectus, or invest in oil, gas or mineral exploration or development programs, or in real estate or mortgage loans provided that the Funds may, to the extent appropriate to their investment objectives, purchase publicly traded securities of companies engaging in whole or in part in such activities.



(8) Engage in the business of underwriting securities issued by others, except that each Fund may acquire securities which are subject to restrictions on disposition ("restricted securities") within the meaning of the Securities Act of 1933.


THE FUNDS MAY NOT, AS A NON-FUNDAMENTAL POLICY:

(1) Invest for the purpose of exercising control over management of any company.

(2) Invest its assets in securities of any investment company, except by open market purchases, including an ordinary broker's commission, or in connection with a merger, acquisition of assets, consolidation or reorganization, and any investments in the securities of other investment companies will be in compliance with the Investment Company Act of 1940.

INVESTMENT POLICIES AND TECHNIQUES


GENERAL. Each Fund may engage in options and financial futures and other derivatives transactions in accordance with its respective investment objectives and policies. Each such Fund intends to engage in such transactions if it appears to the investment manager to be advantageous to do so in order to pursue its investment objective and also to hedge against the effects of market risks but not for speculative purposes. The use of futures and options, and possible benefits and attendant risks, are discussed below along with information concerning other investment policies and techniques.


OPTIONS ON SECURITIES. A Fund may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. A Fund (other than the Contrarian Fund) may write "covered" put options provided that, as long as the Fund is obligated as a writer of a put option, the Fund will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during or at the end of the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Funds may write spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written.


During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received.


OPTIONS ON SECURITIES INDICES. Each Fund may write call options on securities indices, and each Fund other than the Contrarian Fund may write put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing of index options, a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

When a Fund writes an option on a securities index, it will segregate, and mark-to-market, eligible securities to the extent required by applicable regulation. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.


A Fund may also deal in options on other appropriate indices as available. Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described below.



FINANCIAL FUTURES CONTRACTS. The Funds may enter into financial futures contracts for the future delivery of a financial instrument, such as a security or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions which otherwise might affect adversely the value of securities or other assets which the Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index at a specified price during a specified delivery period. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.



Although some futures contracts by their terms call for the actual delivery or acquisition of securities or other assets, in most cases a party will close out the contractual commitment before delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities or other assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time a Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce a Fund's return. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets is wrong, the overall performance may be poorer than if no such contracts had been entered into.


There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, the margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If any of these events should occur, the Fund could lose money on the financial futures contracts and also on the value of its portfolio assets.


OPTIONS ON FINANCIAL FUTURES CONTRACTS. Each Fund may write call options on financial futures contracts and each Fund other than the Contrarian Fund may write put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. A Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. A Fund will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities." Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above.


LENDING PORTFOLIO SECURITIES. A Fund may lend its portfolio securities to brokers, dealers and institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its securities, a portfolio can increase its income by the receipt of interest on the loan. Any gain or loss in the market value of the securities loaned that might occur during the term of the loan would accrue to the Fund. Securities' loans will be made on terms which require that (a) the borrower pledge and maintain (on a daily basis) with the Fund collateral consisting of cash, a letter of credit or United States Government securities having a value at all times not less than 100% of the value of the securities loaned, (b) the loan can be terminated by the Fund at any time, (c) the Fund receives reasonable interest on the loan which may include the Fund's investing any cash collateral in interest bearing short-term investments), and (d) any distributions on the loaned securities must be paid to the Fund. The Fund will not lend its securities if, as a result, the aggregate of such loans exceeds 33% of the value of the Fund's total assets. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. All relevant facts and circumstances, including the credit worthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by KVF's Board of Directors. While voting rights may pass with the loaned securities, if a material event occurs affecting an investment on loan, the loan must be called and the securities voted. KVF does not intend to lend securities of any Fund if as a result more than 5% of the net assets of the Fund would be on loan.

REGULATORY RESTRICTIONS. To the extent required to comply with applicable regulation, when purchasing a futures contract or writing a put option, a Fund will maintain eligible securities in a segregated account. A Fund will use cover in connection with selling a futures contract.

A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.


PORTFOLIO TRANSACTIONS



SCUDDER KEMPER



Allocation of brokerage is supervised by Scudder Kemper Investments, Inc. ("Scudder Kemper").



The primary objective of Scudder Kemper in placing orders for the purchase and sale of securities for a Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. Scudder Kemper seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through its familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. Scudder Kemper reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.



When it can be done consistently with the policy of obtaining the most favorable net results, it is Scudder Kemper's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Scudder Kemper is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction solely on account of the receipt of research, market or statistical information. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.



In selecting among firms believed to meet the criteria for handling a particular transaction, Scudder Kemper may give consideration to those firms that have sold or are selling shares of a Fund managed by Scudder Kemper.



To the maximum extent feasible, it is expected that Scudder Kemper will place orders for portfolio transactions through Scudder Investor Services, Inc. ("SIS"), a corporation registered as a broker-dealer and a subsidiary of Scudder Kemper. SIS will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Funds for this service.



Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to Scudder Kemper, it is the opinion of Scudder Kemper that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by Scudder Kemper's staff. Such information may be useful to Scudder Kemper in providing services to clients other than the Funds and not all such information is used by Scudder Kemper in connection with the Funds. Conversely, such information provided to Scudder Kemper by broker/dealers through whom other clients of Scudder Kemper effect securities transactions may be useful to Scudder Kemper in providing services to a Fund.



The Directors of KVF review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.



Each Fund's average portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet a Fund's objective.


DVM


Under the sub-advisory agreement between Scudder Kemper and Dreman Value Management, L.L.C. ("DVM"), DVM places all orders for purchases and sales of the High Return Equity Fund's securities. At times investment decisions may be made to purchase or sell the same investment securities of the Fund and for one or more of the other clients managed by DVM. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each. Position limits imposed by national securities exchanges may restrict the number of options the Fund will be able to write on a particular security.


The above mentioned factors may have a detrimental effect on the quantities or prices of securities, options or future contracts available to the Fund. On the other hand, the ability of the Fund to participate in volume transactions may produce better executions for the Fund in some cases. The Board of Directors believes that the benefits of DVM's organization outweigh any limitations that may arise from simultaneous transactions or position limitations.


DVM, in effecting purchases and sale of portfolio securities for the account of the Fund, will implement the Fund's policy of seeking best execution of orders. DVM may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and DVM. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of DVM. In selecting among firms believed to meet the criteria for handling a particular transaction, DVM may give consideration to those firms that have sold or are selling shares of the Fund and of other funds managed by Scudder Kemper and its affiliates, as well as to those firms that provide market, statistical and other research information to the Fund and DVM, although DVM is not authorized to pay higher commissions to firms that provide such services, except as described below.



DVM may in certain instances be permitted to pay higher brokerage commissions solely for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by DVM in cash. Subject to Section 28(e) and procedures adopted by the Board of Directors of KVF, the Fund could pay a firm that provides research services commissions for effecting a securities transaction for the Fund in excess of the amount other firms would have charged for the transaction if DVM determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or DVM's overall responsibilities to the Fund and other clients. Not all of such research services may be useful or of value in advising the Fund. Research benefits will be available for all clients of DVM. The sub-advisory fee paid by Scudder Kemper to DVM is not reduced because these research services are received.

BROKERAGE COMMISSIONS


The table below shows total brokerage commissions paid by the Funds for the last three fiscal periods and for the most recent fiscal period, the percentage thereof that was allocated to firms based upon research information provided.



                                                                 ALLOCATED TO FIRMS
                                                                      BASED ON
                                                                    RESEARCH IN
                      FUND                        FISCAL 1997*      FISCAL 1997       FISCAL 1996   FISCAL 1995
                      ----                        ------------   ------------------   -----------   -----------
Contrarian Fund.................................   $  243,000           59%            $157,000       $15,000
High Return Equity Fund.........................   $1,432,000           25%            $489,000       $40,000
Small Cap Value Fund............................   $1,339,000           74%            $365,000       $58,000



* January 1, 1997 -- November 30, 1997.


The increase in the dollar amount of brokerage commissions paid by the Funds during the 1996 fiscal year was primarily due to the increase in the amount of assets under management of each Fund.

INVESTMENT MANAGER AND UNDERWRITER


INVESTMENT MANAGER. Scudder Kemper, 345 Park Avenue, New York, New York, is the investment manager of each Fund. Scudder Kemper is approximately 70% owned by Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. The balance of Scudder Kemper is owned by Scudder Kemper's officers and employees. Pursuant to an investment management agreement, Scudder Kemper acts as the investment adviser of each Fund, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services, and permits any of its officers or employees to serve without compensation as directors or officers of KVF if elected to such positions. The investment management agreement provides that each Fund pays the charges and expenses of its operations, including the fees and expenses of the directors (except those who are affiliates of Scudder Kemper or its affiliates), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value and maintaining all accounting records related thereto, taxes and membership dues. KVF bears the expenses of registration of its shares with the Securities and Exchange Commission, while Kemper Distributors, Inc. ("KDI"), as principal underwriter, pays the cost of qualifying and maintaining the qualification of each Fund's shares for sale under the securities laws of the various states.



The investment management agreement provides that Scudder Kemper shall not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Scudder Kemper in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.


The Funds' investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by (a) a majority of the directors who are not parties to such agreement or interested persons of any such party except in their capacity as directors of KVF, and (b) by the shareholders or the Board of Directors of KVF. The investment management agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of each Fund for that Fund, and will terminate automatically upon assignment.


Pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), formed a new global investment organization by combining Scudder with Zurich Kemper Investments, Inc. ("ZKI"), a former subsidiary of Zurich and the parent of the former investment manager to the Funds and Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees.



Because the transaction between Scudder and Zurich resulted in the assignment of the Funds' investment management agreements with Zurich Kemper Value Advisors, Inc. ("ZKVA"), a subsidiary of ZKI, the agreements were deemed to be automatically terminated upon consummation of the transaction. In anticipation of the transaction, however, new investment management agreements between the Funds and Scudder Kemper were approved by the Funds' Board of Directors and shareholders. The new investment management agreements were effective as of December 31, 1997 and will be in effect for an initial term ending on the same date as would the previous investment management agreement with ZKVA.



The Funds' investment management agreements are on substantially similar terms as the investment management agreements terminated by the transaction, except that Scudder Kemper is the new investment adviser to the Funds.



The current investment management fee rates paid by the Funds are in the prospectus under "Investment Manager and Underwriter." From August 24, 1995 through November 30, 1997, the Funds paid the former adviser an investment management fee at the same annual rate as that currently paid by the Funds. Prior to August 24, 1995, the Funds paid a second former adviser an investment management fee at the annual rate of 1.00% of average daily net assets of the Fund up to $1 billion in net assets and .75% thereafter. The table below shows the total investment management fees paid by the Funds for the last three fiscal years.



                            FUND                                FISCAL 1997*    FISCAL 1996    FISCAL 1995
                            ----                                ------------    -----------    -----------
Contrarian Fund.............................................    $   903,000     $  400,000      $119,000
High Return Equity Fund.....................................    $12,084,000     $2,430,000      $369,000
Small Cap Value Fund........................................    $ 5,160,000     $  943,000      $ 90,000


---------------

*January 1, 1997 -- November 30, 1997.



HIGH RETURN EQUITY FUND SUB-ADVISER. Dreman Value Management, L.L.C. ("DVM"), Three Harding Road, Red Bank, New Jersey 07701, is the sub-adviser for the High Return Equity Fund. DVM is controlled by David N. Dreman. DVM serves as sub-adviser pursuant to the terms of a Sub-Advisory Agreement between it and Scudder Kemper.



Under the terms of the Sub-Advisory Agreement, DVM manages the investment and reinvestment of the High Return Equity Fund's portfolio and will provide such investment advice, research and assistance as Scudder Kemper may, from time to time, reasonably request. The current sub-advisory fee rates paid by Scudder Kemper to DVM are in the prospectus under "Investment Manager and Underwriter."


The Sub-Advisory Agreement provides that DVM will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of DVM in the performance of its duties or from reckless disregard by DVM of its obligations and duties under the Sub-Advisory Agreement.


The Sub-Advisory Agreement remains in effect until December 31, 2002 unless sooner terminated or not annually approved as described below. Notwithstanding the foregoing, the Sub-Advisory Agreement shall continue in effect through December 31, 2002 and year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the directors who are not parties to such agreement or interested persons of any such party except in their capacity as directors of KVF, and (b) by the shareholders or the Board of Directors of the Fund. The Sub-Advisory Agreement may be terminated at any time upon 60 days' notice by Scudder Kemper or by the Board of Directors of KVF or by majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment or upon termination of the Fund's investment management agreement. DVM may not terminate the Sub-Advisory Agreement prior to July 30, 2000. Thereafter, DVM may terminate the Sub-Advisory Agreement upon 90 days' notice to Scudder Kemper.



FUND ACCOUNTING AGENT. SFAC, a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share of the Funds and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Funds; however, subject to Board approval, some time in the future, SFAC may seek payment for its services under this agreement.



PRINCIPAL UNDERWRITER. Pursuant to an underwriting and distribution services agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI"), an affiliate of Scudder Kemper, and a wholly owned subsidiary of Scudder Kemper, is the principal underwriter and distributor for the shares KVF and acts as agent of KVF in the continuous offering of its shares. KDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. KVF pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.



The distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Directors of KVF, including the Directors who are not interested persons of KVF and who have no direct or indirect financial interest in the agreement. The agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a Fund for that Fund or by KDI upon 60 days' notice. Termination by a Fund with respect to a class may be by vote of a majority of the Board of Directors, or a majority of the Directors who are not interested persons of KVF and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of KVF, as defined under the Investment Company Act of 1940. The agreement may not be amended for a class to increase the fee to be paid by a Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of a Fund and all material amendments must in any event be approved by the Board of Directors in the manner described above with respect to the continuation of the agreement.



Prior to September 11, 1995, Fund/Plan Broker Services, Inc. ("FBS"), served as the underwriter of KVF's shares, pursuant to an underwriting agreement which became effective January 4, 1993. Under the agreement, FBS was the exclusive agent for KVF's continuous offer of shares. Prior to September 11, 1995, shares of KVF were offered to the public at net asset value, without a sales load. No underwriting commissions were associated with sales of Fund shares for the period January 1, 1995 to September 10, 1995.



CLASS A SHARES. The following information concerns the underwriting commissions paid in connection with the distribution of Class A shares of the Funds for the periods noted.



                                                                                    COMMISSIONS        COMMISSIONS
                                                          COMMISSIONS RETAINED      UNDERWRITER          PAID TO
                   FUND                     FISCAL YEAR      BY UNDERWRITER      PAID TO ALL FIRMS   AFFILIATED FIRMS
                   ----                     -----------   --------------------   -----------------   ----------------
Contrarian Fund...........................     1997*           $   90,000           $   576,000           $     --
                                               1996            $   65,000           $   462,000           $ 41,000
                                               1995**          $       --           $   117,000           $  6,000
High Return Equity Fund...................     1997*           $3,113,000           $13,161,000           $221,000
                                               1996            $  601,000           $ 4,531,000           $356,000
                                               1995**          $       --           $   427,000           $ 52,000
Small Cap Value Fund......................     1997*           $  584,000           $ 4,828,000           $ 68,000
                                               1996            $  231,000           $ 1,734,000           $114,000
                                               1995**          $       --           $   178,000           $ 13,000


---------------

 *Amounts paid from January 1, 1997 through November 30, 1997.



**Amounts paid from September 11, 1995 through December 31, 1995.

CLASS B SHARES AND CLASS C SHARES. Since the distribution agreement provides for fees charged to Class B and Class C shares that are used by KDI to pay for distribution services (see the prospectus under "Investment Manager and Underwriter"), the agreement (the "Plan") is approved and renewed separately for the Class B and Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, which regulates the manner in which an investment company may, directly or indirectly, bear expenses of distributing its shares. Expenses of the Funds and of KDI in connection with the Rule 12b-1 Plans for the Class B and Class C shares are set forth below. A portion of the marketing, sales and operating expenses shown below could be considered overhead expense.


                                                                   TOTAL       DISTRIBUTION
                                                                DISTRIBUTION     FEES PAID
                                DISTRIBUTION     CONTINGENT         FEES            BY
                                 FEES PAID        DEFERRED        PAID BY       UNDERWRITER
                       FISCAL    BY FUND TO    SALES CHARGES    UNDERWRITER    TO AFFILIATED
 FUND CLASS B SHARES    YEAR    UNDERWRITER    TO UNDERWRITER     TO FIRMS         FIRMS
 -------------------   ------   ------------   --------------   ------------   -------------
Contrarian Fund......   1997*    $  353,000        62,000           989,000        --
                        1996     $   95,000***     15,000           584,000         15,000
                        1995**   $    7,000        --               172,000         12,000
High Return Equity
  Fund...............   1997*    $5,477,000       817,000        29,872,000        --
                        1996     $  750,000***    127,000         7,215,000        126,000
                        1995**   $   15,000         1,000           455,000         57,000
Small Cap Value
  Fund...............   1997*    $1,716,000       221,000         9,907,000        --
                        1996     $  191,000***     52,000         2,299,000         47,000
                        1995**   $    8,000         1,000           208,000         13,000


                             OTHER DISTRIBUTION EXPENSES PAID BY UNDERWRITER
                       ------------------------------------------------------------
                       ADVERTISING                MARKETING     MIS.
                           AND       PROSPECTUS   AND SALES   OPERATING   INTEREST
 FUND CLASS B SHARES   LITERATURE     PRINTING    EXPENSES    EXPENSES     EXPENSE
 -------------------   -----------   ----------   ---------   ---------   ---------
Contrarian Fund......      96,000       7,000       287,000      7,000      166,000
                          148,000       9,000       293,000     57,000       74,000
                           14,000       3,000        34,000      5,000        3,000
High Return Equity
  Fund...............   2,812,000     210,000     7,887,000    330,000    2,538,000
                        1,186,000      75,000     2,455,000    468,000      422,000
                           35,000       9,000        75,000     13,000        7,000
Small Cap Value
  Fund...............     867,000      65,000     2,409,000     78,000      810,000
                          391,000      25,000       813,000    134,000      156,000
                           17,000       4,000        39,000      6,000        4,000


                                                                   TOTAL       DISTRIBUTION
                                                                DISTRIBUTION     FEES PAID
                                DISTRIBUTION     CONTINGENT         FEES            BY
                                 FEES PAID        DEFERRED        PAID BY       UNDERWRITER
                       FISCAL    BY FUND TO    SALES CHARGES    UNDERWRITER    TO AFFILIATED
 FUND CLASS C SHARES    YEAR    UNDERWRITER    TO UNDERWRITER     TO FIRMS         FIRMS
 -------------------   ------   ------------   --------------   ------------   -------------
Contrarian Fund......   1997*     $ 29,000          2,000            38,000        --
                        1996      $  2,000***       2,000            15,000        --
                        1995**    $ --             --               --             --
High Return Equity
  Fund...............   1997      $901,000         31,000         1,417,000        --
                        1996      $ 96,000***       3,000           281,000        --
                        1995**    $  1,000         --                 1,000        --
Small Cap Value
  Fund...............   1997*     $392,000         22,000           677,000        --
                        1996      $ 48,000          1,000           130,000        --
                        1995**    $  1,000         --                 1,000        --


                             OTHER DISTRIBUTION EXPENSES PAID BY UNDERWRITER
                       -----------------------------------------------------------
                       ADVERTISING                MARKETING     MIS.
                           AND       PROSPECTUS   AND SALES   OPERATING   INTEREST
 FUND CLASS C SHARES   LITERATURE     PRINTING    EXPENSES    EXPENSES    EXPENSE
 -------------------   -----------   ----------   ---------   ---------   --------
Contrarian Fund......      12,000       1,000        35,000      9,000       9,000
                           20,000       1,000        41,000      6,000       3,000
                           --           1,000        --          --          --
High Return Equity
  Fund...............     565,000      42,000     1,309,000     32,000     150,000
                          202,000      13,000       237,000     55,000      22,000
                            5,000       1,000        11,000      2,000       --
Small Cap Value
  Fund...............     248,000      19,000       537,000     10,000      69,000
                          103,000       7,000       136,000     35,000      12,000
                            4,000       1,000        10,000      2,000       --


---------------
 (1) No contingent deferred sales charges have been imposed on Class C shares purchased prior to April 1, 1996.


  * Amounts paid from January 1, 1997 through November 30, 1997.



 ** Amounts paid from September 11, 1995 through December 31, 1995.



*** Amounts shown are after expense waiver.



ADMINISTRATIVE SERVICES. Administrative services are provided to KVF under an administrative services agreement ("administrative agreement") with KDI, which became effective September 11, 1995. KDI bears all its expenses of providing services pursuant to the administrative agreement between KDI and KVF, including the payment of service fees. KVF pays KDI an administrative services fee, payable monthly, at an annual rate of up to .25% of average daily net assets of the Class A, B and C shares of each Fund.



KDI has entered into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are investors in KVF. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Funds, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A shares, KDI pays each firm a service fee, normally payable quarterly, at an annual rate of up to .25% of the net assets in the Funds' accounts that it maintains and services attributable to Class A shares, commencing with the month after investment. With respect to Class B and Class C shares, KDI currently advances to firms the first-year service fee at a rate of up to .25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at a rate of up to
 .25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B and C shares maintained and serviced by the firm. After the first year, a firm becomes eligible for the quarterly service fee and the fee continues until terminated by KDI or KVF. Firms to which service fees may be paid may include affiliates of KDI.



The following information concerns the administrative services fee paid by each Fund.



                                        ADMINISTRATIVE SERVICE FEES
                                               PAID BY FUND                   SERVICE FEES            SERVICE FEES
                                    -----------------------------------   PAID BY ADMINISTRATOR   PAID BY ADMINISTRATOR
        FUND          FISCAL YEAR    CLASS A       CLASS B     CLASS C          TO FIRMS           TO AFFILIATED FIRMS
        ----          -----------   ----------    ----------   --------   ---------------------   ---------------------
Contrarian Fund......    1997*      $  146,000       111,000     10,000           284,000              --
                         1996       $   32,000***     42,000      3,000           114,000                 2,000
                         1995**     $    5,000         3,000         --            16,000                 1,000
High Return Equity
  Fund...............    1997*      $1,732,000     1,818,000    299,000         4,879,000                15,000
                         1996       $  304,000       293,000     38,000           941,000                19,000
                         1995**     $   19,000         6,000         --            41,000                 4,000
Small Cap Value......    1997*      $  936,000       577,000    130,000         2,042,000                 5,000
                         1996       $   42,000***    109,000     19,000           351,000                 6,000
                         1995**     $    7,000         3,000         --            20,000                 1,000


---------------

  * Amounts paid from January 1, 1997 through November 30, 1997.



 ** Amounts paid from September 11, 1995 through December 31, 1995.



*** Amounts shown are after expense waiver.



KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Funds. Currently, the administrative services fee payable to KDI is based only upon KVF assets in accounts for which a firm provides administrative services and it is intended that KDI will pay all the administrative services fee that it receives from KVF to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of KVF while this procedure is in effect will depend upon the proportion of KVF assets that is in accounts for which a firm of record provides administrative services.



Certain directors or officers of KVF are also directors or officers of Scudder Kemper or KDI as indicated under "Officers and Directors."



CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 as sub-custodian, have custody of all securities and cash of KVF maintained in the United States. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by KVF. IFTC is also the KVF transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company ("KSVC"), an affiliate of Scudder Kemper, serves as "Shareholder Service Agent" of the Funds, and as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives as transfer agent, and pays to KSVC, annual account fees of $6 per account plus account set up, transaction and maintenance charges, annual fees associated with the contingent deferred sales charge (Class B shares only) and out-of-pocket expense reimbursement. IFTC's fee is reduced by certain earnings credits in favor of KVF. The following shows for each Fund, the shareholder service fees IFTC remitted to KSVC for the fiscal period from January 1, 1997 through November 30, 1997.



                                                                FEES IFTC
                                                               PAID TO KSVC
                            FUND                              --------------
Contrarian Fund.............................................    $  386,000
High Return Equity Fund.....................................    $4,150,000
Small Cap Value Fund........................................    $2,132,000


INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. KVF's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on KVF annual financial statements, review certain regulatory reports and KVF's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by KVF. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


LEGAL COUNSEL. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Funds.


PURCHASE AND REDEMPTION OF SHARES

As described in KVF's prospectus, shares of a Fund are sold at their public offering price, which is the net asset value per share of the Fund next determined after an order is received in proper form plus, with respect to Class A shares, an initial sales charge. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until KVF determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of a Fund will be redeemed by KVF at the applicable net asset value per share of such Fund as described in KVF's prospectus.

Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemptions of Class B shares or Class C shares by certain classes of persons or through certain types of transactions as described in the prospectus are provided because of anticipated economies in sales and sales related efforts.

KVF may suspend the right of redemption or delay payment more than seven days
(a) during any period when the New York Stock Exchange (the "Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for KVF to determine the value of a Fund's net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of KVF's shareholders.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel or ruling by the Internal Revenue Service or other assurance acceptable to KVF to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares and the assessment of the administrative services fee with respect to each Class does not result in KVF's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

DIVIDENDS AND TAXES


DIVIDENDS. The Contrarian and High Return Equity Funds normally distribute quarterly dividends of net investment income and the Small Cap Value Fund normally distributes annual dividends of net investment income. Each Fund distributes any net realized short-term and long-term capital gains at least annually.


Each Fund may at any time vary the foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Directors of KVF determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code"). Dividends will be reinvested in shares of the Fund paying such dividends unless shareholders indicate in writing that they wish to receive them in cash or in shares of Kemper Funds as described in the prospectus.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.


TAXES. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed.


A Fund's options and futures transactions are subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses, or alter the holding periods of certain of a Fund's securities.


The mark-to-market rules of the Code may require a Fund to recognize unrealized gains and losses on certain options, futures and forward contracts held by the Fund at the end of the fiscal year. Under these provisions, 60% of any capital gain net income or loss recognized will generally be treated as long-term and 40% as short-term. In addition, the straddle rules of the Code would require deferral of certain losses realized on positions of a straddle to the extent that such Fund had unrealized gains in offsetting positions at year end.



A 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of a Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ending October 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the one year period ended October 31 of the prior calendar year, minus any overdistribution in the prior calendar year. Each Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.


A shareholder who redeems shares of a Fund will recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the adjusted cost basis of the shares. Any loss recognized on the redemption of shares held six months or less will be treated as long-term capital loss to the extent that the shareholder has received any long-term capital gain dividends on such shares. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized. A shareholder who has redeemed shares of a Fund or other Kemper Mutual Fund listed in the prospectus under "Special Features--Class A Shares--Combined Purchases" (other than shares of Kemper Cash Reserves Fund not acquired by exchange from another Kemper Mutual Fund) may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of a Fund or in shares of a Kemper Mutual Fund within six months of the redemption as described in the prospectus under "Redemption or Repurchase of Shares--Reinvestment Privilege." If redeemed shares were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realized a loss on the redemption or exchange of a Fund's shares and reinvests in shares of the same Fund 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. If a shareholder of Class A shares redeems or otherwise disposes of such Class A shares less than ninety-one days after they are acquired and subsequently acquires shares of the Fund or of a Kemper Mutual Fund without payment of any sales charge (or for a reduced sales charge) pursuant to a reinvestment privilege acquired in connection with the Class A shares disposed of, then the sales charge on the Class A shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the Class A shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired.


Investment income derived from certain American Depository Receipts may be subject to foreign income taxes withheld at the source. Because the amount of a Fund's investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance.


Shareholders who are non-resident aliens are subject to U.S. withholding tax on ordinary income dividends (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by any applicable tax treaty.

PERFORMANCE

As described in the prospectus, each Fund's historical performance or return for a class of shares may be shown in the form of "average annual total return" and "total return" figures. These various measures of performance are described below. Performance information will be computed separately for each class.

Each Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "redeemable value" of that investment at the end of the period. The redeemable value in the case of Class B and Class C shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return may also be calculated without adjusting to deduct the maximum sales charge.

Calculation of a Fund's total return is not subject to a standardized formula, except when calculated for purposes of the "Financial Highlights" table in KVF's financial statements and prospectus. Total return performance for a specific period is calculated by first taking a hypothetical investment ("initial investment") in a Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B shares and Class C shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge for Class A shares or the contingent deferred sales charge for Class B shares and Class C shares would be reduced if such charge were included.

A Fund's performance figures are based upon historical results and are not representative of future performance. A Fund's Class A shares are sold at net asset value plus a maximum sales charge of 5.75% of the offering price. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage each year thereafter and becomes zero after six years. Redemption of Class C shares may be subject to a 1% contingent deferred sales charge in the first year following the purchase. Returns and net asset value will fluctuate. Factors affecting each Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. Shares of each Fund are redeemable at the then current net asset value, which may be more or less than original cost.

The figures below show performance information for various periods. Comparative information for certain indices is also included. Please note the differences and similarities between the investments which a Fund may purchase and the investments measured by the applicable indices. The net asset values and returns of each class of shares of the Funds will also fluctuate. No adjustment has been made for taxes payable on dividends. The periods indicated were ones of fluctuating securities prices and interest rates.


                       CONTRARIAN FUND--NOVEMBER 30, 1997



                        Initial     Capital Gain     Income       Ending     Percentage      Ending       Percentage    Dow Jones
        TOTAL           $10,000        Income      Dividends      Value       Increase       Value         Increase     Industrial
       RETURN          Investment    Dividends     Reinvested   (adjusted)   (adjusted)   (unadjusted)   (unadjusted)    Average
        TABLE             (1)        Reinvested       (2)          (1)          (1)           (1)            (1)           (3)
       ------          ----------   ------------   ----------   ----------   ----------   ------------   ------------   ----------
CLASS A SHARES
Life of Fund(+)         $19,916       $10,861        $5,245      $36,022       260.2%       $38,220         282.2%         429.0%
Five Years               14,954         5,176         1,803       21,933       119.3         23,266         132.7          168.0
One Year                 10,699           792           262       11,753        17.5         12,473          24.7           22.2

CLASS B SHARES
Life of Fund(++)        $13,813       $ 1,817        $  450      $15,780        57.8%       $16,080          60.8%          78.0%
One Year                 11,340           840           173       12,053        20.5         12,353          23.5           22.2

CLASS C SHARES
Life of Fund(++)        $13,800       $ 1,817        $  429      $     *           *%       $16,046          60.5%          78.0%
One Year                 11,341           841           153            *           *         12,335          23.4           22.2

                                                         Lipper
                                                         Growth
                       Standard   Consumer   Russell      and        U.S.
        TOTAL          & Poor's    Price     1,000(R)    Income    Treasury
       RETURN            500       Index      Value       Fund       Bill
        TABLE            (4)        (5)        (6)        (7)        (8)
       ------          --------   --------   --------    ------    --------
CLASS A SHARES
Life of Fund(+)         389.5%      38.6%      379.63%   308.6%      67.3%
Five Years              150.3       13.7       163.38    129.1       25.8
One Year                 28.5        1.8        35.18     23.7        5.2

CLASS B SHARES
Life of Fund(++)         78.1%       5.6%       81.69%    62.3%      10.7%
One Year                 28.5        1.8        35.18     23.7        5.2

CLASS C SHARES
Life of Fund(++)         78.1%       5.6%       81.69%    62.3%      10.7%
One Year                 28.5        1.8        35.18     23.7        5.2



                                                                                                  Lipper
                                                                                                  Growth
      AVERAGE                                       Dow Jones    Standard    Consumer   Russell    and       U.S.
       ANNUAL          Fund      Fund      Fund     Industrial   & Poor's     Price     1000(R)   Income   Treasury
    TOTAL RETURN      Class A   Class B   Class C    Average        500       Index      Value     Fund      Bill
       TABLE          Shares    Shares    Shares       (3)          (4)        (5)        (6)      (7)       (8)
    ------------      -------   -------   -------   ----------   --------    --------   -------   ------   --------
Life of Fund(+)       14.1%         *         *        18.7%       17.8%       3.4%     17.45%     15.5      5.4
Life of Fund(++)          *      22.8      23.7        29.7        29.7        2.5       29.16     24.4      4.7
Five Years             17.0         *         *        21.8        20.1        2.6       21.37     18.0      4.7
One Year               17.5      20.5      23.4        22.2        28.5        1.8       35.18     23.7      5.2


---------------
(+) Since March 18, 1988, except for the Russell 1,000(R) Value which is since March 31, 1988.
(++) Since September 11, 1995 for Class B and Class C shares, except for the Russell 1,000(R) Value which is since August 31, 1995.
N/A - Not Available.

                   HIGH RETURN EQUITY FUND--NOVEMBER 30, 1997



                        Initial                      Income       Ending     Percentage      Ending       Percentage    Dow Jones
        TOTAL           $10,000     Capital Gain   Dividends      Value       Increase       Value         Increase     Industrial
       RETURN          Investment    Dividends     Reinvested   (adjusted)   (adjusted)   (unadjusted)   (unadjusted)    Average
        TABLE             (1)        Reinvested       (2)          (1)          (1)           (1)            (1)           (3)
       ------          ----------   ------------   ----------   ----------   ----------   ------------   ------------   ----------
                                                          CLASS A SHARES
Life of Fund(+)          31,593        11,193        10,649       53,435       434.4         56,694         466.9          429.0
Five Years               21,966         1,167         2,239       25,372       153.7         26,925         169.3          168.0
One Year                 11,335           132           406       11,873        18.7         12,598          26.0           22.2
                                                          CLASS B SHARES
Life of Fund(++)         17,157           537           617       18,011        80.1         18,311          83.1           78.0
One Year                 12,016           140           324       12,180        21.8         12,480          24.8           22.2
                                                          CLASS C SHARES
Life of Fund(++)         17,163           537           626            *           *         18,326          83.3           78.0
One Year                 12,015           140           324            *           *         12,479          24.8           22.2

                                                        Lipper
                       Standard   Consumer    S&P/      Equity
        TOTAL          & Poor's    Price     Barra's    Income
       RETURN            500       Index      Value      Fund
        TABLE            (4)        (5)        (9)       (12)
       ------          --------   --------   -------    ------
                                     CLASS A SHARES
Life of Fund(+)         389.5       38.6     354.16     281.8
Five Years              150.3       13.7     156.03     121.2
One Year                 28.5        1.8      29.99      23.8
                                     CLASS B SHARES
Life of Fund(++)         78.1        5.6      74.70      59.4
One Year                 28.5        1.8      29.99      23.8
                                     CLASS C SHARES
Life of Fund(++)         78.1        5.6      74.70      59.4
One Year                 28.5        1.8      29.99      23.8



      AVERAGE                                                    Standard    Consumer    S&P/      Lipper
       ANNUAL          Fund      Fund      Fund     Dow Jones    & Poor's     Price     Barra's    Equity
    TOTAL RETURN      Class A   Class B   Class C   Industrial      500       Index      Value     Income
       TABLE          Shares    Shares    Shares    Average(3)      (4)        (5)        (9)     Fund(12)
    ------------      -------   -------   -------   ----------   --------    --------   -------   --------
Life of Fund(+)        18.8         *         *        18.7        17.8        3.4       16.79      14.8
Life of Fund(++)          *      30.4      31.4        29.7        29.7        2.5       27.01      23.4
Five Years             20.5         *         *        21.8        20.1        2.6       20.69      17.2
One Year               18.7      21.8      24.8        22.2        28.5        1.8       29.99      23.8


---------------
 (+) Since March 18, 1988, except for the S&P/Barra's Value which is since March
     31, 1988.
(++) Since September 11, 1995 for Class B and Class C shares, except for the
     S&P/Barra's Value which is since August 31, 1995.
N/A - Not Available.


                    SMALL CAP VALUE FUND--NOVEMBER 30, 1997


                        Initial                      Income       Ending     Percentage      Ending       Percentage    Dow Jones
        TOTAL           $10,000     Capital Gain   Dividends      Value       Increase       Value         Increase     Industrial
       RETURN          Investment    Dividends     Reinvested   (adjusted)   (adjusted)   (unadjusted)   (unadjusted)    Average
        TABLE             (1)        Reinvested       (2)          (1)          (1)           (1)            (1)           (3)
       ------          ----------   ------------   ----------   ----------   ----------   ------------   ------------   ----------
                                                          CLASS A SHARES
Life of Fund(+)          20,574        3,295         1,859        25,728       157.3         27,298         173.0          165.5
Five Year                17,719        2,837         1,601        22,157                     23,512         135.1          168.0
One Year                 11,053           25           245        11,323        13.2         12,017          20.2           22.2
                                                          CLASS B SHARES
Life of Fund(++)         13,625          250           951        14,526        45.3         14,826          48.3           78.0
One Year                 11,638           26           237        11,601        16.0         11,901          19.0           22.2
                                                          CLASS C SHARES
Life of Fund(++)         13,657          251           953             *           *         14,861          48.6           78.0
One Year                 11,640           26           237                                   11,903          19.0           22.2

                       Standard   Consumer   Russell   Lipper Small
        TOTAL          & Poor's    Price     2000(R)       Cap
       RETURN            500       Index      Value        Fund
        TABLE            (4)        (5)       (10)         (11)
       ------          --------   --------   -------   ------------
                                     CLASS A SHARES
Life of Fund(+)         164.6       15.6     178.97       127.6
Five Year               150.3       13.7     145.74       105.1
One Year                 28.5        1.8      31.69        13.5
                                     CLASS B SHARES
Life of Fund(++)         78.1        5.6      66.94       34.90
One Year                 28.5        1.8      31.69        13.5
                                     CLASS C SHARES
Life of Fund(++)         78.1        5.6      66.94       34.90
One Year                 28.5        1.8      31.69        13.5



      AVERAGE                                                                                        Lipper
       ANNUAL          Fund      Fund      Fund     Dow Jones    Standard    Consumer    Russell     Small
    TOTAL RETURN      Class A   Class B   Class C   Industrial   & Poor's     Price      2000(R)      Cap
       TABLE          Shares    Shares    Shares    Average(3)    500(4)     Index(5)   Value(10)   Fund(11)
    ------------      -------   -------   -------   ----------   --------    --------   ---------   --------
Life of Fund(+)        18.6         *         *        19.3        19.2        2.7         20.17      16.0
Life of Fund(++)          *      18.3      19.5        29.7        29.7        2.5         24.56      14.4
Five Years             17.3         *         *        21.8        20.1        2.6         19.70      15.5
One Year               13.2      16.0      19.0        22.2        28.5        1.8         31.69      13.5


---------------
 (+) Since May 22, 1992, except for the Lipper Small Company Growth Fund which is since May 31, 1992.

(++) Since September 11, 1995 for Class B and Class C shares, except for the
     Russell 2000 Value which is since August 31, 1995.

N/A - Not Available.

                            FOOTNOTES FOR ALL FUNDS
 (1) The Initial Investment and adjusted amounts for Class A shares were adjusted for the maximum initial sales charge at the beginning of the period, which is 5.75%. The Initial Investment for Class B and Class C shares was not adjusted. Amounts were adjusted for Class B and Class C shares for the contingent deferred sales charge that may be imposed at the end of the period based upon the schedule for shares sold currently; see "Redemption or Repurchase of Shares" in the prospectus.
 (2) Includes short-term capital gain dividends, if any.
 (3) The Dow Jones Industrial Average is an unmanaged weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Assumes reinvestment of dividends. Source is Towers Data Systems.
 (4) The Standard & Poor's 500 Stock Index is an unmanaged unweighted average of 500 stocks, over 95% of which are listed on the New York Stock Exchange. Assumes reinvestment of dividends. Source is Towers Data Systems.
 (5) The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. Source is Towers Data Systems.
 (6) The Russell 1000(R) Value Index is an unmanaged index comprised of common stocks of larger U.S. companies with less than average growth orientation. Companies in this index generally have low price to book and price-earnings ratios, higher dividend yields and lower forecasted growth values. Assumes reinvestment of dividends. Source is Lipper Analytical Services, Inc.
 (7) The Lipper Growth and Income Fund Index is a net asset value weighted index of the performance of the 30 largest growth and income mutual funds tracked by Lipper Analytical Services, Inc. Performance is based on changes in net asset value with all dividends reinvested and with no adjustment for sales charges. Source is Towers Data Systems.
 (8) The U.S. Treasury Bill Index is an unmanaged index based on the average monthly yield of Treasury Bills maturing in 6 months. Source is Towers Data Systems.
 (9) The Standard & Poor's/Barra Value Index is constructed by dividing the stocks in the S&P 500 Index according to a single attribute: book-to-price ratio. The Value Index contains firms with higher book-to-price ratios and is capitalization weighted. Source is Lipper Analytical Services, Inc.

(10) The Russell 2000(R) Value Index is an unmanaged index comprised of securities in the Russell 2000 Index (small companies) with a less than average growth orientation. Companies in this index generally have low price to book and price-earnings ratios. Source is Lipper Analytical Services, Inc.


(11) The Lipper Small Cap Growth Fund Index is a net asset value weighted index of the 30 largest small company growth funds. Performance is based on changes in net asset value with all dividends reinvested and with no adjustment for sales charges. Source is Towers Data Systems.

(12) The Lipper Equity Income Fund Index is a net asset value weighted index of the 30 largest equity income funds. Performance is based on changes in net asset value with all dividends reinvested and with no adjustment for sales charges. Source is Towers Data Systems.

The following tables illustrate an assumed $10,000 investment in Class A shares of each Fund, which includes the current maximum sales charge of 5.75%, with income and capital gain dividends reinvested in additional shares. Each table covers the period from commencement of operations of the Fund to December 31, 1997.


                           CONTRARIAN FUND (3/18/88)


        -------DIVIDENDS--------   -----CUMULATIVE VALUE OF SHARES ACQUIRED------
                        ANNUAL
          ANNUAL       CAPITAL                               REINVESTED
YEAR      INCOME         GAIN                   REINVESTED    CAPITAL
ENDED    DIVIDENDS    DIVIDENDS     INITIAL       INCOME        GAIN       TOTAL
12/31   REINVESTED*   REINVESTED   INVESTMENT   DIVIDENDS*   DIVIDENDS     VALUE
---------------------------------------------------------------------------------
1988      $  132        $    0      $ 9,925       $  137       $    0     $10,062
1989         285           785       10,668          429          806      11,903
1990         277           303        9,512          649        1,019      11,180
1991         307           126       11,645        1,119        1,381      14,145
1992         303             0       12,700        1,542        1,505      15,747
1993         267         1,001       12,812        1,827        2,537      17,176
1994         360         1,483       11,458        1,965        3,748      17,171
1995         473         1,385       15,240        3,130        6,454      24,824
1996         557         1,878       15,956        3,842        8,660      28,458
1997       2,106         1,414       18,540        6,597       11,499      36,636

                       HIGH RETURN EQUITY FUND (3/18/88)


        -------DIVIDENDS--------   -----CUMULATIVE VALUE OF SHARES ACQUIRED------
                       ANNUAL
         ANNUAL       CAPITAL                               REINVESTED
YEAR     INCOME         GAIN                   REINVESTED    CAPITAL
ENDED   DIVIDENDS    DIVIDENDS     INITIAL       INCOME        GAIN       TOTAL
12/31  REINVESTED*   REINVESTED   INVESTMENT   DIVIDENDS*   DIVIDENDS     VALUE
--------------------------------------------------------------------------------
 1988    $  247        $    0      $10,376       $  258       $    0     $10,634
 1989       468         2,331        9,539          687        2,370      12,596
 1990       524             0        8,326        1,115        2,069      11,510
 1991       387           265       11,786        1,990        3,208      16,984
 1992       370           123       13,753        2,722        3,872      20,347
 1993       298           345       14,581        3,189        4,453      22,223
 1994       352             0       14,214        3,449        4,341      22,004
 1995       351           589       20,216        5,317        6,782      32,315
 1996     1,261           426       24,995        7,887        8,816      41,698
 1997     1,832         1,562       30,895       11,632       12,483      55,010


                         SMALL CAP VALUE FUND (5/22/92)


        -------DIVIDENDS--------   -----CUMULATIVE VALUE OF SHARES ACQUIRED------
                       ANNUAL
         ANNUAL       CAPITAL                               REINVESTED
YEAR     INCOME         GAIN                   REINVESTED    CAPITAL
ENDED   DIVIDENDS    DIVIDENDS     INITIAL       INCOME        GAIN       TOTAL
12/31  REINVESTED*   REINVESTED   INVESTMENT   DIVIDENDS*   DIVIDENDS     VALUE
--------------------------------------------------------------------------------
 1992     $ 28          $405       $10,857       $   29       $  411     $11,297
 1993       58           507        10,584           86          914      11,584
 1994        0           416        10,226           83        1,292      11,601
 1995      724           326        13,666          864        2,093      16,623
 1996      454           118        17,228        1,557        2,759      21,544
 1997      295           460        20,056        2,116        3,685      25,857


* Includes short-term capital gain dividends.

Investors may want to compare the performance of a Fund to certificates of deposit issued by banks and other depository institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of deposits prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. Information regarding bank products may be based upon, among other things, the BANK RATE MONITOR National Index(TM) for certificates of deposit, which is an unmanaged index and is based on stated rates and the annual effective yields of certificates of deposit in the ten largest banking markets in the United States, or the CDA Investment Technologies, Inc. Certificate of Deposit Index, which is an unmanaged index based on the average monthly yields of certificates of deposit.

Investors also may want to compare the performance of a Fund to that of U.S. Treasury bills, notes or bonds. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Information regarding the performance of Treasury obligations may be based upon, among other things, the Towers Data Systems U.S. Treasury Bill index, which is an unmanaged index based on the average monthly yield of treasury bills maturing in six months. Due to their short maturities, Treasury bills generally experience very low market value volatility.


Investors may want to compare the performance of a Fund to that of money market funds. Money market funds seek to maintain a stable net asset value and yield fluctuates. Information regarding the performance of money market funds may be based upon, among other things, IBC's Money Fund Report Averages(R) (All Taxable). As reported by IBC Financial Data, Inc., all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.



The following tables compare the performance of the Class A shares of the Funds over various periods ended November 30, 1997 with that of other mutual funds within the categories described below according to data reported by Lipper Analytical Services, Inc. ("Lipper"), New York, New York, which is a mutual fund reporting service. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges. Future performance cannot be guaranteed. Lipper publishes performance analyses on a regular basis. Each category includes funds with a variety of objectives, policies and market and credit risks that should be considered in reviewing these rankings.



                                                               GROWTH & INCOME
                                                                    FUNDS
                      CONTRARIAN FUND                          ---------------
  Five Years................................................    92 of 235
  One Year..................................................   245 of 608


The Lipper Growth & Income Funds category includes funds that combine a growth of earnings orientation and an income requirement for level and/or rising dividends.


                                                                EQUITY INCOME
                                                                    FUNDS
                  HIGH RETURN EQUITY FUND                       -------------
  Five Years................................................    1 of  60
  One Year..................................................    45 of 178


The Lipper Equity Income Funds category includes funds that seek relatively high current income and growth of income through investing 60% or more of its portfolio in equities.


                                                                SMALL COMPANY
                                                                GROWTH FUNDS
                    SMALL CAP VALUE FUND                        -------------
  One Year..................................................   255 of 447
  Five Years................................................    47 of 134


The Lipper Small Company Growth Fund category includes funds that by prospectus or portfolio practice limit investments to companies on the basis of the size of the company.

OFFICERS AND DIRECTORS


The officers and directors of KVF, their birthdates, their principal occupations and their affiliations, if any, with Scudder Kemper Investments, Inc. ("Scudder Kemper") and Kemper Distributors, Inc. ("KDI"), or their affiliates are listed below. All persons named as Directors also serve in similar capacities for other funds advised by Scudder Kemper.

JAMES E. AKINS (10/15/26), Director, 2904 Garfield Terrace N.W., Washington, D.C.; Consultant on International, Political and Economic Affairs; formerly, a career United States Foreign Service Officer; Energy Adviser for the White House; United States Ambassador to Saudi Arabia, 1973-1976.



ARTHUR R. GOTTSCHALK (2/13/25), Director, 10642 Brookridge Drive, Frankfort, Illinois; Retired; formerly, President, Illinois Manufacturers Association; Trustee, Illinois Masonic Medical Center; Member, Board of Governors, Heartland Institute/Illinois; formerly, Illinois State Senator; formerly, Vice President, the Reuben H. Donnelley Corp.



FREDERICK T. KELSEY (4/25/27), Director, 738 York Court, Northbrook, Illinois; Retired; formerly, consultant to Goldman, Sachs & Co.; formerly, President, Treasurer and Trustee of Institutional Liquid Assets and its affiliated mutual funds; Trustee of the Benchmark Fund and the Pilot Fund.



DANIEL PIERCE (3/18/34), Director*, 345 Park Avenue, New York, New York; Chairman of the Board and Managing Director, Scudder Kemper; Director, Fiduciary Trust Company and Fiduciary Company Incorporated.



FRED B. RENWICK (2/1/30), Director, 3 Hanover Square, New York, New York; Professor of Finance, New York University, Stern School of Business; Director; TIFF Industrial Program, Inc.; Director, The Wartburg Home Foundation; Chairman, Investment Committee of Morehouse College Board of Trustees; Chairman, American Bible Society Investment Committee; previously member of the Investment Committee of Atlanta University Board of Trustees; previously Director of Board of Pensions Evangelical Lutheran Church in America.



JOHN B. TINGLEFF (5/4/35), Director, 2015 South Lake Shore Drive, Harbor Springs, Michigan; Retired; formerly, President, Tingleff & Associates (management consulting firm); formerly, Senior Vice President, Continental Illinois National Bank & Trust Company.



EDMOND D. VILLANI (3/4/47), Director*, 345 Park Avenue, New York, New York; President, Chief Executive Officer and Managing Director, Scudder Kemper.



JOHN G. WEITHERS (8/8/33), Director, 311 Spring Lake, Hinsdale, Illinois; Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, Federal Life Insurance Company; President of the Members of the Corporation and Trustee, DePaul University.



MARK S. CASADY (9/21/60), President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.



PHILIP J. COLLORA (11/15/45), Vice President, Treasurer and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Attorney, Scudder Kemper.



JERALD K. HARTMAN (3/1/33), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.



THOMAS W. LITTAUER (4/26/55), Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Scudder Kemper.



ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Senior Vice President, Scudder Kemper.



KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.



STEVEN T. STOKES (7/18/62), Vice President*, 280 Park Avenue, 40th Floor, New York, New York; Managing Director, Scudder Kemper.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper.



JOHN R. HEBBLE (6/27/58), Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper.



MAUREEN E. KANE (2/14/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Vice President, Scudder Kemper.



CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Vice President, Scudder Kemper.



ELIZABETH C. WERTH (10/1/47), Assistant Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Vice President, Scudder Kemper; Vice President, KDI.

---------------

* "Interested persons" as defined in the Investment Company Act of 1940.


The directors and officers who are "interested persons" as designated above receive no compensation from KVF. The table below shows amounts from KVF paid or accrued to those directors who are not designated "interested persons" during the fiscal period January 1, 1997 through November 30, 1997, except that the total compensation from the Kemper Fund complex is for the 1997 calendar year.



                                                                                         TOTAL
                                                                                     COMPENSATION
                                                               AGGREGATE           FROM KEMPER FUND
                                                              COMPENSATION          COMPLEX PAID TO
                   NAME OF BOARD MEMBERS                        FROM KVF           BOARD MEMBERS(2)
                   ---------------------                      ------------         ----------------
James E. Akins..............................................    $13,700                $149,100
Arthur R. Gottschalk(1).....................................    $15,400                $161,200
Frederick T. Kelsey(1)......................................    $13,700                $150,300
Fred B. Renwick.............................................    $13,700                $149,200
John B. Tingleff............................................    $13,700                $149,200
John G. Weithers............................................    $13,700                $149,200


---------------

(1) Includes deferred fees and interest thereon pursuant to deferred compensation agreements with certain Kemper funds. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds - Zurich Money Market Fund. The total deferred amount and interest accrued for the fiscal period ended November 30, 1997 for KVF is $14,500 for Mr. Gottschalk.



(2) Includes compensation for service on the boards of 13 Kemper funds with 39 fund portfolios. Each board member currently serves as a board member of 14 Kemper Funds with 44 fund portfolios.



As of January 21, 1998, the officers and directors of KVF as a group owned less than 1% of each Fund.

PRINCIPAL HOLDERS OF SECURITIES


As of January 21, 1998 the following owned of record more than 5% of the outstanding stock of the Funds, as set forth below.


                                CONTRARIAN FUND


                         NAME & ADDRESS                           CLASS            PERCENTAGE
                         --------------                           -----            ----------
  *NFSC.......................................................      B                 7.74
  1 World Financial Center
  200 Liberty St., 4th floor
  New York NY 10281-1003
  *NFSC.......................................................      C                 5.30
  1 World Financial Center
  200 Liberty St., 4th floor
  New York NY 10281-1003
  *MLPF & S...................................................      C                 7.46
  Attn: Fund Administration
  4800 Deer Lake Dr. East
  Jacksonville FL 32246

                            HIGH RETURN EQUITY FUND


                       NAME & ADDRESS                           CLASS            PERCENTAGE
                       --------------                           -----            ----------
*NFSC.......................................................      A                  7.38
1 World Financial Center
200 Liberty St., 4th Floor
New York NY 10281-1003

*Donaldson Lufkin Jenrette..................................      A                  5.60
Securities Corporation Inc
P.O. Box 2052
Jersey City NJ 07303

*NFSC.......................................................      B                 10.01
1 World Financial Center
200 Liberty St., 4th Floor
New York NY 10281-1003

*Donaldson Lufkin Jenrette..................................      B                  5.59
Securities Corporation Inc.
P.O. Box 2052
Jersey City NJ 07303

*MLPF & S...................................................      B                  5.48
Attn: Fund Administration
4800 Deer Lake Dr. East
Jacksonville FL 32246

*Raymond James & Assoc Inc..................................      C                  5.63
Roy I Frekse IRA
5554 Devonshire Ave
St. Louis MO 63109

*NFSC.......................................................      C                  7.95
1 World Financial Center
200 Liberty St., 4th Floor
New York NY 10281-1003

*MLPF & S...................................................      C                 17.16
Attn: Fund Administration
4800 Deer Lake Dr. East
Jacksonville FL 32246

*Donaldson Lufkin Jenrette..................................      C                  6.97
Securities Corporation Inc.
P.O. Box 2052
Jersey City NJ 07303

*Scudder Kemper Investments, Inc............................      I                100.00
401(k) Plan
345 Park Ave.
New York NY 10154

                              SMALL CAP VALUE FUND


                       NAME & ADDRESS                           CLASS            PERCENTAGE
                       --------------                           -----            ----------
*NFSC.......................................................      A                  6.14
1 World Financial Center
200 Liberty St., 4th Floor
New York NY 10281-1003

*Donaldson Lufkin Jenrette..................................      A                  9.97
Securities Corporation Inc.
P.O. Box 2050
Jersey City NJ 07303

*MLPF & S...................................................      A                 20.55
Attn: Fund Administration
4800 Deer Lake Dr. East
Jacksonville FL 32246

*Donaldson Lufkin Jenrette..................................      B                  5.82
Securities Corporation Inc.
P.O. Box 2050
Jersey City NJ 07303

*NFSC.......................................................      B                 10.00
1 World Financial Center
200 Liberty St., 4th Floor
New York NY 10281-1003

*MLPF & S...................................................      B                 11.51
Attn: Fund Administration
4800 Deer Lake Dr. East
Jacksonville FL 32246

*Donaldson Lufkin Jenrette..................................      C                  7.50
Securities Corporation Inc.
P.O. Box 2052
Jersey City NJ 07303

*NFSC.......................................................      C                  8.51
1 World Financial Center
200 Liberty St., 4th Floor
New York NY 10281-1003

*MLPS & S...................................................      C                 28.58
Attn: Fund Administration
4800 Deer Lake Dr. East
Jacksonville FL 32246

*Scudder Kemper Investments, Inc............................      I                100.00
401(k) Plan
345 Park Ave.
New York NY 10154


---------------

* Record owner only.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

KEMPER CONTRARIAN FUND

Portfolio of Investments at November 30, 1997
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------
                                                                                   Number
                                                                                     of
 Common stocks                                                                     shares       Value
-----------------------------------------------------------------------------------------------------
BASIC INDUSTRIES--7.1%
                               Dow Chemical Co.                                     18,000   $  1,777
                               Eastman Chemical Co.                                 30,000      1,811
                               Georgia-Pacific Corp.                                20,000      1,708
                               Louisiana-Pacific Corp.                             117,000      2,362
                               Nucor Corp.                                          49,000      2,450
                               Reynolds Metals Co.                                  16,000        911
                               Sonoco Products Co.                                  49,000      1,608
                               ----------------------------------------------------------------------
                                                                                               12,627
-----------------------------------------------------------------------------------------------------
CAPITAL GOODS--8.0%
                               AMP, Inc.                                            62,000      2,693
                               Crown Cork & Seal Co.                                72,000      3,515
                               General Electric Co.                                 34,000      2,508
                               Honeywell                                            16,000      1,048
                               Illinois Tool Works                                  44,000      2,412
                               Pitney Bowes, Inc.                                   25,000      2,102
                               ----------------------------------------------------------------------
                                                                                               14,278
-----------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--6.5%
                               Ford Motor Co.                                       78,000      3,354
                               May Department Stores Co.                            40,000      2,150
                               Philips Electronics, N.V., ADR                       48,000      3,216
                               V.F. Corp.                                           62,800      2,901
                               ----------------------------------------------------------------------
                                                                                               11,621
-----------------------------------------------------------------------------------------------------
CONSUMER STAPLES--10.6%
                               McDonald's Corp.                                     75,000      3,638
                               Nestle, S.A., ADR                                    51,000      3,755
                               Philip Morris Cos.                                  175,000      7,613
                               Unilever, N.V., ADR                                  36,000      2,090
                               UST, Inc.                                            60,000      1,853
                               ----------------------------------------------------------------------
                                                                                               18,949
-----------------------------------------------------------------------------------------------------
ENERGY--11.8%
                               AMOCO Corp.                                          54,000      4,860
                               Atlantic Richfield Co.                               41,500      3,382
                               Chevron Corp.                                        21,000      1,684
                               Exxon Corp.                                          56,000      3,416
                               Mobil Corp.                                          28,000      2,014
                               Royal Dutch Petroleum Co.                            40,000      2,108
                               Texaco                                               35,000      1,978
                               YPF Sociedad Anomima, ADR                            45,000      1,510
                               ----------------------------------------------------------------------
                                                                                               20,952
-----------------------------------------------------------------------------------------------------
FINANCE--23.4%
                               American General Corp.                               48,000      2,586
                               American International Group, Inc.                   21,000      2,117
                               Banc One Corp.                                       69,000      3,545
                               Bankers Trust New York Corp.                         22,000      2,608
                               Chase Manhattan Corp.                                30,000      3,259
                               Citicorp                                             12,500      1,499
                               Conseco, Inc.                                        80,400      3,744
                               Federal Home Loan Mortgage Corp.                     92,000      3,795
                               Federal National Mortgage Association                47,000      2,482
                               First Union Corp.                                    55,000      2,681
                               General Re Corp.                                      6,000      1,191
                               H.F. Ahmanson & Co.                                  24,000      1,428
                               J.P. Morgan & Co.                                    17,000      1,941
                               NationsBank                                          55,000      3,303
                               PNC Bank Corp., N.A.                                 35,000      1,883
                               Wells Fargo & Co.                                    11,900      3,656
                               ----------------------------------------------------------------------
                                                                                               41,718

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)



-----------------------------------------------------------------------------------------------------
                                                                                   Number
                                                                                     of
 Common stocks                                                                     shares       Value
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
HEALTH CARE--5.9%
                               American Home Products Corp.                         30,000   $  2,096
                               Bristol-Myers Squibb Co.                             21,000      1,966
                               C.R. Bard                                            91,000      2,724
                               Glaxo Wellcome, PLC, ADR                             80,000      3,655
                               ----------------------------------------------------------------------
                                                                                               10,441
-----------------------------------------------------------------------------------------------------
TECHNOLOGY--3.5%
                               Raytheon Co.                                         61,000      3,412
                               Xerox Corp.                                          36,000      2,797
                               ----------------------------------------------------------------------
                                                                                                6,209
-----------------------------------------------------------------------------------------------------
TRANSPORTATION--1.8%
                         (a)   Federal Express Corp.                                46,500      3,118
                               ----------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
UTILITIES--3.5%
                               GTE Corp.                                            70,000      3,539
                               Southern Co.                                        113,700      2,729
                               ----------------------------------------------------------------------
                                                                                                6,268
                               ----------------------------------------------------------------------
                               TOTAL COMMON STOCKS--82.1%
                               (Cost: $126,482)                                               146,181
                               ----------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
                                                                                   Principal
                                                                                   amount      Value
----------------------------------------------------------------------------------------------------
(B)MONEY MARKET
INSTRUMENTS--16.8%
                               Yield--5.50% to 5.76%
                               Due--December 1997 and January 1998
                               BAT Capital Corp.                                   $1,000        997
                               BI Funding, Inc.                                     2,000      1,997
                               CIESCO, L.P.                                         2,000      1,998
                               Countrywide Funding Corp.                            1,000        998
                               CSW Credit, Inc.                                     3,000      2,997
                               Dynamic Funding Corp.                                4,000      3,992
                               FINOVA Capital Corp.                                 4,100      4,064
                               GTE Corp.                                            4,000      3,994
                               Other                                                9,000      8,973
                               ---------------------------------------------------------------------
                               TOTAL MONEY MARKET INSTRUMENTS--16.8%
                               (Cost: $30,012)                                                30,010
                               ---------------------------------------------------------------------
                               TOTAL INVESTMENTS--98.9%
                               (Cost: $156,494)                                              176,191
                               ---------------------------------------------------------------------
                               CASH AND OTHER ASSETS, LESS LIABILITIES--1.1%                   1,924
                               ---------------------------------------------------------------------
                               NET ASSETS--100%                                             $178,115
                               ---------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Non-income producing security.

(b) The Fund has entered into exchange-traded S&P 500 Index futures contracts in order to take advantage of anticipated market conditions and effectively invest in equities approximately $10,000,000 of money market instruments. As a result, approximately 87% of the Fund's net assets are effectively invested in equities. (See Note 6 of the Notes to Financial Statements.)

Based on the cost of investments of $156,494,000 for federal income tax purposes at November 30, 1997, the gross unrealized appreciation was $20,399,000, the gross unrealized depreciation was $702,000 and the net unrealized appreciation on investments was $19,697,000.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS AND SHAREHOLDERS
KEMPER CONTRARIAN FUND

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper Contrarian Fund as of November 30, 1997, the related statements of operations for the eleven months then ended and changes in net assets for the eleven months then ended and year ended December 31, 1996, and the financial highlights for each of the fiscal periods since 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 1994 were audited by other auditors whose report dated January 19, 1995 expressed an unqualified opinion on those financial highlights.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper Contrarian Fund at November 30, 1997, the results of its operations for the eleven months then ended, the changes in net assets for the eleven months then ended and year ended December 31, 1996, and the financial highlights for each of the fiscal periods since 1995, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Chicago, Illinois
January 20, 1998

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

November 30, 1997
(IN THOUSANDS)


--------------------------------------------------
 ASSETS
--------------------------------------------------
Investments, at value
(Cost: $156,494)                          $176,191
--------------------------------------------------
Cash                                         1,504
--------------------------------------------------
Receivable for:
  Fund shares sold                             471
--------------------------------------------------
  Dividends                                    321
--------------------------------------------------
    TOTAL ASSETS                           178,487
--------------------------------------------------
--------------------------------------------------
 LIABILITIES AND NET ASSETS
--------------------------------------------------
Payable for:
  Fund shares redeemed                          99
--------------------------------------------------
  Management fee                               106
--------------------------------------------------
  Distribution services fee                     45
--------------------------------------------------
  Administrative services fee                   44
--------------------------------------------------
  Custodian and transfer agent fees and
  related expenses                              75
--------------------------------------------------
  Directors' fees and other                      3
--------------------------------------------------
    Total liabilities                          372
--------------------------------------------------
NET ASSETS                                $178,115
--------------------------------------------------
--------------------------------------------------
 ANALYSIS OF NET ASSETS
--------------------------------------------------
Paid-in capital                           $143,431
--------------------------------------------------
Undistributed net realized gain on
investments                                 14,566
--------------------------------------------------
Net unrealized appreciation on
investments                                 19,697
--------------------------------------------------
Undistributed net investment income            421
--------------------------------------------------
NET ASSETS APPLICABLE TO SHARES
OUTSTANDING                               $178,115
--------------------------------------------------
--------------------------------------------------
 THE PRICING OF SHARES
--------------------------------------------------
CLASS A SHARES
  Net asset value and redemption price
  per share
  ($101,554  DIVIDED BY 4,805 shares
  outstanding)                              $21.13
--------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 6.10% of net
  asset value or 5.75% of offering
  price)                                    $22.42
--------------------------------------------------
CLASS B SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales
  charge) per share
  ($70,645  DIVIDED BY 3,352 shares
  outstanding)                              $21.08
--------------------------------------------------
CLASS C SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales
  charge) per share
  ($5,916  DIVIDED BY 281 shares
  outstanding)                              $21.06
--------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

Eleven months ended November 30, 1997
(IN THOUSANDS)

-------------------------------------------------
 NET INVESTMENT INCOME
-------------------------------------------------
  Dividends                               $ 2,216
-------------------------------------------------
  Interest                                  1,175
-------------------------------------------------
    Total investment income                 3,391
-------------------------------------------------
Expenses:
  Management fee                              903
-------------------------------------------------
  Distribution services fee                   382
-------------------------------------------------
  Administrative services fee                 267
-------------------------------------------------
  Custodian and transfer agent fees and
  related expenses                            471
-------------------------------------------------
  Professional fees                             7
-------------------------------------------------
  Reports to shareholders                      41
-------------------------------------------------
  Registration fees                            15
-------------------------------------------------
  Directors' fees and other                     7
-------------------------------------------------
    Total expenses                          2,093
-------------------------------------------------
NET INVESTMENT INCOME                       1,298
-------------------------------------------------
-------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-------------------------------------------------
 Net realized gain on sales of
 investments                               12,220
-------------------------------------------------
 Net realized gain from futures
 transactions                               2,595
-------------------------------------------------
   Net realized gain                       14,815
-------------------------------------------------
 Change in net unrealized appreciation
 on investments                            11,557
-------------------------------------------------
Net gain on investments                    26,372
-------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                           $27,670
-------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)



                                         ELEVEN MONTHS
                                             ENDED        YEAR ENDED
                                         NOVEMBER 30,    DECEMBER 31,
                                             1997            1996
-----------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------
 Net investment income                   $     1,298              661
-----------------------------------------------------------------------
 Net realized gain                            14,815            5,913
-----------------------------------------------------------------------
 Change in net unrealized appreciation        11,557            1,429
-----------------------------------------------------------------------
Net increase in net assets resulting
from operations                               27,670            8,003
-----------------------------------------------------------------------
 Distribution from net investment
income                                          (963)            (588)
-----------------------------------------------------------------------
 Distribution from net realized gain            (533)          (5,627)
-----------------------------------------------------------------------
Total dividends to shareholders               (1,496)          (6,215)
-----------------------------------------------------------------------
Net increase from capital share
transactions                                  74,349           50,322
-----------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                 100,523           52,110
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------
Beginning of period                           77,592           25,482
-----------------------------------------------------------------------
END OF PERIOD
(including undistributed net investment
income
of $421 and $85, respectively)           $   178,115           77,592
-----------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1  DESCRIPTION OF THE
   FUND
                             Kemper Contrarian Fund (the Fund) is a separate series of Kemper Value Fund, Inc. (KVF), an open-end management investment company organized as a corporation in the state of Maryland. KVF is authorized to issue 3 billion shares of $.01 par value common stock.

                             The Fund currently offers four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares (none sold through November 30, 1997) are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

                             In 1997, the Fund changed its fiscal year end for financial reporting and federal income tax purposes to November 30 from December 31.
--------------------------------------------------------------------------------
2  SIGNIFICANT
   ACCOUNTING POLICIES
                             INVESTMENT VALUATION. Investments are stated at value. Portfolio securities that are traded on a domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale, at the last current bid quotation. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets are valued at fair value as determined in good faith by the Board of Directors.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes discount amortization on money market instruments. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
                             determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

                             DIVIDENDS TO SHAREHOLDERS. The Fund declares and pays dividends of net investment income quarterly and net realized capital gains at least annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.
--------------------------------------------------------------------------------
3  TRANSACTIONS WITH
   AFFILIATES
                             INVESTMENT MANAGER COMBINATION. Zurich Insurance Company, the parent of Zurich Kemper Investments, Inc. (ZKI), has acquired a majority interest in Scudder, Stevens & Clark, Inc. (Scudder), another major investment manager. At completion of this transaction on December 31, 1997, Scudder changed its name to Scudder Kemper Investments, Inc. (Scudder Kemper) and the operations of ZKI were combined with Scudder Kemper. In addition, the names of the Fund's principal underwriter and shareholder service agent were changed to Kemper Distributors, Inc. (KDI) and Kemper Service Company
                             (KSvC), respectively.

                             MANAGEMENT AGREEMENT. KVF has a management agreement with Scudder Kemper. The Fund pays a management fee at an annual rate of .75% of the first $250 million of average daily net assets declining to .62% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $903,000 for the eleven months ended November 30, 1997.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. KVF has an underwriting and distribution services agreement with KDI. Underwriting commissions paid in connection with the distribution of Class A shares are as follows:



                                         COMMISSIONS
                                          RETAINED    COMMISSIONS ALLOWED
                                           BY KDI       BY KDI TO FIRMS
                                         -----------  -------------------
Eleven months ended
November 30, 1997                        $  90,000           576,000

                             For services under the distribution services agreement, the Fund pays KDI a fee of .75% of average daily net assets of the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees, CDSC and commissions related to Class B and Class C shares are as follows:



                                         DISTRIBUTION FEES     COMMISSIONS AND
                                             AND CDSC       DISTRIBUTION FEES PAID
                                          RECEIVED BY KDI      BY KDI TO FIRMS
                                         -----------------  ----------------------
Eleven months ended
November 30, 1997                        $      446,000              1,027,000

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                             ADMINISTRATIVE SERVICES AGREEMENT. KVF has an administrative services agreement with KDI. For providing information and administrative services to shareholders, the Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid by the Fund are as follows:




                                           ASF PAID BY       ASF PAID
                                         THE FUND TO KDI  BY KDI TO FIRMS
                                         ---------------  ---------------
Eleven months ended
November 30, 1997                        $    267,000          284,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with KVF's transfer agent, KSvC is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $386,000 for the eleven months ended November 30, 1997.

                             OFFICERS AND DIRECTORS. Certain officers or
                             directors of the Fund are also officers or
                             directors of Scudder Kemper. During the eleven months ended November 30, 1997, the Fund made no payments to its officers and incurred directors' fees of $6,000 to independent directors.
--------------------------------------------------------------------------------
4  INVESTMENT
   TRANSACTIONS
                             For the eleven months ended November 30, 1997, investment transactions (excluding short-term instruments) are as follows (in thousands):



Purchases                                 $141,162
Proceeds from sales                         87,949

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
5  CAPITAL SHARE
   TRANSACTIONS
                             The following table summarizes the activity in capital shares of the Fund (in thousands):



                                          ELEVEN MONTHS
                                              ENDED           YEAR ENDED
                                           NOVEMBER 30,      DECEMBER 31,
                                               1997              1996
                                         ----------------  ----------------
                                         SHARES   AMOUNT   SHARES   AMOUNT
---------------------------------------------------------------------------
 SHARES SOLD
---------------------------------------------------------------------------
 Class A                                  2,547   $49,549   1,915   $32,066
---------------------------------------------------------------------------
 Class B                                  2,064    39,824   1,445    24,191
---------------------------------------------------------------------------
 Class C                                    212     4,085     156     2,614
---------------------------------------------------------------------------
---------------------------------------------------------------------------
 SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
---------------------------------------------------------------------------
 Class A                                     52     1,044     224     3,746
---------------------------------------------------------------------------
 Class B                                     19       372     126     2,105
---------------------------------------------------------------------------
 Class C                                      1        19      10       166
---------------------------------------------------------------------------
---------------------------------------------------------------------------
 SHARES REDEEMED
---------------------------------------------------------------------------
 Class A                                   (623)  (12,321)   (571)   (9,564)
---------------------------------------------------------------------------
 Class B                                   (361)   (7,133)   (243)   (4,108)
---------------------------------------------------------------------------
 Class C                                    (55)   (1,090)    (53)     (894)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
 CONVERSION OF SHARES
---------------------------------------------------------------------------
 Class A                                     58     1,143      11       180
---------------------------------------------------------------------------
 Class B                                    (58)   (1,143)    (11)     (180)
---------------------------------------------------------------------------
 NET INCREASE FROM CAPITAL SHARE
 TRANSACTIONS                                     $74,349           $50,322
---------------------------------------------------------------------------

--------------------------------------------------------------------------------
6  FINANCIAL FUTURES
   CONTRACTS
                             The Fund has entered into exchange-traded financial futures contracts in order to take advantage of anticipated market conditions and, as such, bears the risk that arises from owning these contracts.

                             At the time the Fund enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Fund and the broker as the market value of the futures contract fluctuates. At November 30, 1997, the market value of assets pledged by the Fund to cover margin requirements for open futures positions was $989,000 for the following futures contracts owned by the Fund.


                                           CONTRACT
TYPE                                        AMOUNT                         POSITION
--------------------------------------------------------------------------------------------------------
S&P 500 Index                             $9,549,000                         Long


                                                            EXPIRATION                      GAIN AT
TYPE                                                           MONTH                        11/30/97
--------------------------------------------------------------------------------------------------------
S&P 500 Index                                                Dec. '97                       $292,000

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                         ----------------------------------------------
                                                            CLASS A
                                         ----------------------------------------------
                                         ELEVEN MONTHS             YEAR ENDED
                                             ENDED                DECEMBER 31,
                                         NOVEMBER 30,    ------------------------------
                                             1997        1996    1995    1994    1993
---------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------
Net asset value, beginning of period     $    16.93      16.20   12.18   13.62   13.50
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .23        .23     .26     .28     .22
---------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss)                                       4.25       2.07    5.05    (.28)    .96
---------------------------------------------------------------------------------------
Total from investment operations               4.48       2.30    5.31      --    1.18
---------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment
  income                                        .20        .22     .24     .28     .22
---------------------------------------------------------------------------------------
  Distribution from net realized gain           .08       1.35    1.05    1.16     .84
---------------------------------------------------------------------------------------
Total dividends                                 .28       1.57    1.29    1.44    1.06
---------------------------------------------------------------------------------------
Net asset value, end of period           $    21.13      16.93   16.20   12.18   13.62
---------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                 26.58%     14.42   44.57    (.03)   9.10
---------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION (ANNUALIZED)
---------------------------------------------------------------------------------------
Expenses                                       1.35%      1.23    1.25    1.25    1.25
---------------------------------------------------------------------------------------
Net investment income                          1.47%      1.56    1.85    1.89    1.64
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION (ANNUALIZED)
---------------------------------------------------------------------------------------
Expenses                                       1.35%      1.25    1.66    1.42    1.54
---------------------------------------------------------------------------------------
Net investment income                          1.47%      1.54    1.44    1.71    1.34
---------------------------------------------------------------------------------------



                                           ------------------------------       -------------------------------
                                                       CLASS B                              CLASS C
                                         -----------------------------------  ------------------------------------
                                         ELEVEN MONTHS              SEPT. 11  ELEVEN MONTHS              SEPT. 11
                                             ENDED      YEAR ENDED     TO         ENDED      YEAR ENDED    TO
                                         NOVEMBER 30,    DEC. 31,   DEC. 31,  NOVEMBER 30,    DEC. 31,   DEC. 31,
                                             1997          1996       1995        1997          1996      1995
------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    16.92        16.20      15.26        16.90        16.20       15.26
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .08          .11        .07          .06          .11         .08
------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain             4.22         2.07       1.85         4.20         2.05        1.85
------------------------------------------------------------------------------------------------------------------
Total from investment operations               4.30         2.18       1.92         4.26         2.16        1.93
------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment
  income                                        .06          .11        .07          .02          .11         .08
------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain           .08         1.35        .91          .08         1.35         .91
------------------------------------------------------------------------------------------------------------------
Total dividends                                 .14         1.46        .98          .10         1.46         .99
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    21.08        16.92      16.20        21.06        16.90       16.20
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                 25.44%       13.61      12.83        25.26        13.51       12.85
------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION (ANNUALIZED)
------------------------------------------------------------------------------------------------------------------
Expenses                                       2.26%        2.11       2.00         2.47         2.12        1.95
------------------------------------------------------------------------------------------------------------------
Net investment income                           .56%         .68        .88          .35          .67         .93
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION (ANNUALIZED)
------------------------------------------------------------------------------------------------------------------
Expenses                                       2.26%        2.34       2.36         2.47         2.80        2.31
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    .56%         .45        .52          .35         (.01)        .57
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 SUPPLEMENTAL DATA FOR ALL CLASSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                         ELEVEN MONTHS
                                             ENDED            YEAR ENDED DECEMBER 31,
                                         NOVEMBER 30,    ----------------------------------
                                             1997         1996     1995     1994    1993
-------------------------------------------------------------------------------------------
Net assets at end of period (in
thousands)                               $   178,115     77,592   25,482   12,983   17,157
-------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)              77%        95       30       16       16
-------------------------------------------------------------------------------------------

Average commission rates paid per share on stock transactions for the eleven months ended November 30, 1997 and the year ended December 31, 1996 were $.0538 and $.0490, respectively.
--------------------------------------------------------------------------------

NOTE:
Total return does not reflect the effect of any sales charges.

The investment manager waived a portion of its management fee and absorbed certain operating expenses of the Fund through the period ended December 31, 1996.

PORTFOLIO OF INVESTMENTS




KEMPER-DREMAN HIGH RETURN EQUITY FUND

Portfolio of Investments at November 30, 1997

(DOLLARS IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------
COMMON STOCKS                                                                       NUMBER OF SHARES       VALUE
------------------------------------------------------------------------------------------------------------------
BANKS--13.1%                             Banc One Corp.                                  603,300       $   30,995
                                         Bank of New York Co.                            311,100           16,722
                                         BankAmerica Corp.                               285,864           20,868
                                         BankBoston                                      333,600           29,732
                                         Bankers Trust New York Corp.                     66,000            7,825
                                         Barnett Banks                                   327,300           23,034
                                         Capital One Financial Corp.                     566,700           25,679
                                         Crestar Financial Corp.                         437,800           22,492
                                         First Chicago NBD Corp.                         729,232           57,062
                                         First Union Corp.                               395,710           19,291
                                         Fleet Financial Group, Inc.                      82,200            5,430
                                         KeyCorp                                         240,600           16,225
                                         J.P. Morgan & Co.                               157,200           17,950
                                         NationsBank                                     667,980           40,121
                                         Norwest Corp.                                   180,800            6,769
                                         PNC Bank Corp., N.A.                            424,035           22,818
                                         Signet Banking Corp.                            355,100           19,153
                                         Wells Fargo & Co.                                 6,000            1,844
                                         ----------------------------------------------------------------------------
                                                                                                          384,010
---------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRIES--1.0%                   Hanson PLC, ADR                                 710,925           18,484
                                         Louisiana-Pacific Corp.                         508,300           10,261
                                         ----------------------------------------------------------------------------
                                                                                                           28,745
---------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS--1.6%                      General Electric Co.                            284,200           20,960
                                         Xerox Corp.                                     327,300           25,427
                                         ----------------------------------------------------------------------------
                                                                                                           46,387
---------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--2.1%                 Liz Claiborne                                    78,600            3,950
                                         Dayton Hudson Corp.                             107,800            7,162
                                         Dillard Department Stores                        77,800            2,844
                                         Ford Motor Co.                                  146,100            6,282
                                      (a)Fruit of The Loom                               156,600            3,651
                                         Philips Electronics N.V., ADR                   361,100           24,194
                                      (a)Toys R Us                                        94,300            3,218
                                         V.F. Corp.                                      123,000            5,681
                                         Wal-Mart Stores                                 153,100            6,114
                                         ----------------------------------------------------------------------------
                                                                                                           63,096
---------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--16.2%                  Imperial Tobacco Group, ADR                   1,006,150           13,080
                                         Philip Morris Cos.                            4,800,400          208,817
                                         Quaker Oats Co.                                 178,900            9,482
                                         RJR Nabisco Holdings Corp.                    2,635,400           96,027
                                         UST, Inc.                                     4,558,400          140,741
                                         Universal Corp.                                 190,600            7,541
                                         ----------------------------------------------------------------------------
                                                                                                          475,688
---------------------------------------------------------------------------------------------------------------------
ENERGY--14.8%                            AMOCO Corp.                                   1,557,800          140,202
                                         Atlantic Richfield Co.                        1,672,200          136,284
                                         Columbia Gas System                             723,900           52,664
                                         Energy Group PLC, ADS                           685,825           29,319
                                         Texaco                                        1,362,300           76,970
                                         ----------------------------------------------------------------------------
                                                                                                          435,439
---------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--6.0%                 American General Corp.                           74,800            4,030
                                         American International Group, Inc.              145,200           14,638
                                         Federal Home Loan Mortgage Corp.              1,911,100           78,833
                                         Federal National Mortgage Association         1,475,400           77,919
                                         ----------------------------------------------------------------------------
                                                                                                          175,420
---------------------------------------------------------------------------------------------------------------------
HEALTH CARE--4.3%                        Columbia/HCA Healthcare Corp.                 2,208,800           65,160
                                      (a)Humana, Inc.                                  1,312,300           29,117
                                      (a)Tenet Healthcare Corp.                          963,600           30,534
                                         ----------------------------------------------------------------------------
                                                                                                          124,811
---------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS



(DOLLARS IN THOUSANDS)
                                                                                    NUMBER OF SHARES     VALUE
TECHNOLOGY--2.4%                         AT&T                                          1,245,000       $   69,564
                                         ----------------------------------------------------------------------------
                                         TOTAL COMMON STOCKS--61.5%
                                         (Cost: $1,472,277)                                             1,803,160
                                         ----------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                    PRINCIPAL AMOUNT     VALUE
(B)MONEY MARKET                          Yield--4.67% to 6.05%
INSTRUMENTS--36.9%
                                         Due--December 1997 and January 1998
                                         AMOCO Corp.                                   $  30,000           29,991
                                         AT&T                                             30,000           29,863
                                         Bank of New York Co. Inc.                        25,000           24,766
                                         Banner Receivables Corp.                         23,687           23,505
                                         Bayerische Landesbank Girozentrale               34,000           33,881
                                         Campbell Soup Co.                                50,000           49,717
                                         Coca Cola Enterprises, Inc.                      72,000           71,789
                                         Corporation Asset Funding Co. Inc.               44,000           43,692
                                         Walt Disney Co.                                  40,000           39,781
                                         Dow Chemical Co.                                 54,000           53,848
                                         E.I. DuPont de Nemours and Co.                   57,000           56,743
                                         Eureka Securities                                62,000           61,939
                                         FP Funding Corp.                                 25,000           24,922
                                         Metlife Funding, Inc.                            26,000           25,988
                                         Morgan Stanley, Dean Witter, Discover &
                                           Co.                                            75,000           74,502
                                         National Australia                               30,000           29,973
                                         Nestle Capital Corp.                             25,000           24,952
                                         Sheffield Receivables Corp.                      27,050           26,926
                                         Southern Co.                                     35,000           34,941
                                         U.S. Treasury bills                              45,000           44,801
                                         Warner-Lambert Co.                               35,200           35,031
                                         Windmill Funding Corp.                           75,774           75,446
                                         Xerox Credit Corp.                               26,100           25,941
                                         Other                                           138,384          137,717
                                         ----------------------------------------------------------------------------
                                         TOTAL MONEY MARKET INSTRUMENTS--36.9%
                                         (Cost: $1,080,655)                                             1,080,655
                                         ----------------------------------------------------------------------------
                                         TOTAL INVESTMENTS--98.4%
                                         (Cost: $2,552,932)                                             2,883,815
                                         ----------------------------------------------------------------------------
                                         CASH AND OTHER ASSETS, LESS LIABILITIES--1.6%                     47,906
                                         ----------------------------------------------------------------------------
                                         NET ASSETS--100%                                              $2,931,721
                                         ----------------------------------------------------------------------------

 NOTES TO PORTFOLIO OF INVESTMENTS

(a) Non-income producing security.

(b) The Fund has entered into exchange traded S&P 500 Index futures contracts in order to take advantage of anticipated market conditions and effectively invest in equities approximately $949,000,000 of money market instruments. As a result, approximately 94% of the Fund's net assets are effectively invested in equities. (See Note 6 of the Notes to Financial Statements.)

Based on the cost of investments of $2,552,932,000 for federal income tax purposes at November 30, 1997, the gross unrealized appreciation was $337,988,000, the gross unrealized depreciation was $7,105,000 and the net unrealized appreciation on investments was $330,883,000.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS




THE BOARD OF DIRECTORS AND SHAREHOLDERS

KEMPER-DREMAN HIGH RETURN EQUITY FUND

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper-Dreman High Return Equity Fund as of November 30, 1997, and the related statements of operations for the eleven months then ended and changes in net assets for the eleven months then ended and year ended December 31, 1996, and the financial highlights for each of the fiscal periods since 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 1994 were audited by other auditors whose report dated January 19, 1995 expressed an unqualified opinion on those financial highlights.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper-Dreman High Return Equity Fund at November 30, 1997, the results of its operations for the eleven months then ended, the changes in its net assets for the eleven months then ended and year ended December 31, 1996, and the financial highlights for each of the fiscal periods since 1995, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois

                                          January 20, 1998

FINANCIAL STATEMENTS






STATEMENT OF ASSETS AND LIABILITIES

November 30, 1997

(IN THOUSANDS)

--------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------
Investments, at value
(Cost: $2,552,932)                                              $2,883,815
--------------------------------------------------------------------------
Cash                                                                52,929
--------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                  16,531
--------------------------------------------------------------------------
  Dividends                                                          3,056
--------------------------------------------------------------------------
    TOTAL ASSETS                                                 2,956,331
--------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
Payable for:
  Investments purchased                                             19,023
--------------------------------------------------------------------------
  Fund shares redeemed                                               1,465
--------------------------------------------------------------------------
  Management fee                                                     1,607
--------------------------------------------------------------------------
  Distribution services fee                                            882
--------------------------------------------------------------------------
  Administrative services fee                                          500
--------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             1,125
--------------------------------------------------------------------------
  Directors' fees                                                        8
--------------------------------------------------------------------------
    Total liabilities                                               24,610
--------------------------------------------------------------------------
NET ASSETS                                                      $2,931,721
--------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
Paid-in capital                                                 $2,451,365
--------------------------------------------------------------------------
Undistributed net realized gain on investments                     134,180
--------------------------------------------------------------------------
Net unrealized appreciation on investments                         330,883
--------------------------------------------------------------------------
Undistributed net investment income                                 15,293
--------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $2,931,721
--------------------------------------------------------------------------
 THE PRICING OF SHARES
CLASS A SHARES
  Net asset value and redemption price per share
  ($1,383,012 / 41,258 shares outstanding)                          $33.52
--------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 6.10% of
  net asset value or 5.75% of offering price)                       $35.56
--------------------------------------------------------------------------
CLASS B SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  ($1,300,158 / 38,968 shares outstanding)                          $33.37
--------------------------------------------------------------------------
CLASS C SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  ($220,621 / 6,609 shares outstanding)                             $33.38
--------------------------------------------------------------------------
CLASS I SHARES
  Net asset value and redemption price per share
  ($27,930 / 834 shares outstanding)                                $33.51
--------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

Eleven months ended November 30, 1997

(IN THOUSANDS)

 NET INVESTMENT INCOME
  Interest                                                      $ 36,552
------------------------------------------------------------------------
  Dividends                                                       24,258
------------------------------------------------------------------------
    Total investment income                                       60,810
------------------------------------------------------------------------
Expenses:
  Management fee                                                  12,084
------------------------------------------------------------------------
  Distribution services fee                                        6,378
------------------------------------------------------------------------
  Administrative services fee                                      3,849
------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses           5,374
------------------------------------------------------------------------
  Professional fees                                                   75
------------------------------------------------------------------------
  Reports to shareholders                                            252
------------------------------------------------------------------------
  Directors' fees and other                                           82
------------------------------------------------------------------------
    Total expenses                                                28,094
------------------------------------------------------------------------
NET INVESTMENT INCOME                                             32,716
------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on sales of investments                       21,339
------------------------------------------------------------------------
  Net realized gain from futures transactions                    113,531
------------------------------------------------------------------------
    Net realized gain                                            134,870
------------------------------------------------------------------------
  Change in net unrealized appreciation on investments           249,096
------------------------------------------------------------------------
Net gain on investments                                          383,966
------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $416,682
------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                                ELEVEN MONTHS
                                                                    ENDED                 YEAR ENDED
                                                                NOVEMBER 30,             DECEMBER 31,
                                                                    1997                     1996
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
  Net investment income                                          $   32,716                   5,651
-----------------------------------------------------------------------------------------------------
  Net realized gain                                                 134,870                  21,480
-----------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                             249,096                  61,834
-----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                416,682                  88,965
-----------------------------------------------------------------------------------------------------
  Distribution from net investment income                           (17,802)                 (5,373)
-----------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                (3,648)                (18,442)
-----------------------------------------------------------------------------------------------------
Total dividends to shareholders                                     (21,450)                (23,815)
-----------------------------------------------------------------------------------------------------
Net increase from capital share transactions                      1,798,655                 574,488
-----------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                      2,193,887                 639,638
-----------------------------------------------------------------------------------------------------
 NET ASSETS
Beginning of period                                                 737,834                  98,196
-----------------------------------------------------------------------------------------------------
END OF PERIOD (including undistributed
net investment income of
$15,293 and $373, respectively)                                  $2,931,721                 737,834
-----------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1    DESCRIPTION OF
     THE FUND Kemper-Dreman High Return Equity Fund (the Fund) is a separate series of Kemper Value Fund, Inc. (KVF), an open-end management investment company organized as a corporation in the state of Maryland. KVF is authorized to issue 3 billion shares of $.01 par value common stock.

                             The Fund currently offers four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are sold to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

                             In 1997, the Fund changed its fiscal year end for financial reporting and federal income tax purposes to November 30 from December 31.

--------------------------------------------------------------------------------
2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. Portfolio securities that are traded on a domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale, at the last current bid quotation.
                             Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets are valued at fair value as determined in good faith by the Board of Directors.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes discount amortization on money market instruments. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class

NOTES TO FINANCIAL STATEMENTS



                             by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

                             DIVIDENDS TO SHAREHOLDERS. The Fund declares and pays dividends of net investment income quarterly and net realized capital gains at least annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

--------------------------------------------------------------------------------
3    TRANSACTIONS WITH
     AFFILIATES              INVESTMENT MANAGER COMBINATION. Zurich Insurance
                             Company, the parent of Zurich Kemper Investments,
                             Inc. (ZKI), has acquired a majority interest in Scudder, Stevens & Clark, Inc. (Scudder), another major investment manager. At completion of this transaction on December 31, 1997, Scudder changed its name to Scudder Kemper Investments, Inc.
                             (Scudder Kemper) and the operations of ZKI were combined with Scudder Kemper. In addition, the names of the Fund's principal underwriter and shareholder service agent were changed to Kemper
                             Distributors, Inc. (KDI) and Kemper Service Company
                             (KSvC), respectively.

                             MANAGEMENT AGREEMENT. KVF has a management agreement with Scudder Kemper. The Fund pays a management fee at an annual rate of .75% of the first $250 million of average daily net assets declining to .62% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $12,084,000 for the eleven months ended November 30, 1997. Dreman Value Management, L.L.C. serves as sub-adviser with respect to the investment and reinvestment of assets in the Fund, and is paid by Scudder Kemper for its services.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. KVF has an underwriting and distribution services agreement with KDI. Underwriting commissions paid in connection with the distribution of Class A shares are as follows:

                                                                                                  COMMISSIONS
                                                                                                 ALLOWED BY KDI
                                                                          COMMISSIONS     ----------------------------
                                                                        RETAINED BY KDI   TO ALL FIRMS   TO AFFILIATES
                                                                        ---------------   ------------   -------------
                                       Eleven months ended
                                       November 30, 1997                 $  3,113,000       13,161,000       221,000

                             For services under the distribution services agreement, the Fund pays KDI a fee of .75% of average daily net assets of the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees, CDSC and commissions related to Class B and Class C shares are as follows:

                                                                                                   COMMISSIONS AND
                                                                              DISTRIBUTION FEES   DISTRIBUTION FEES
                                                                                  AND CDSC           PAID BY KDI
                                                                               RECEIVED BY KDI        TO FIRMS
                                                                              -----------------   -----------------
                                       Eleven months ended
                                       November 30, 1997                      $   7,226,000           31,289,000

NOTES TO FINANCIAL STATEMENTS


                             ADMINISTRATIVE SERVICES AGREEMENT. KVF has an administrative services agreement with KDI. For providing information and administrative services to Class A, Class B and Class C shareholders, the Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid by the Fund are as follows:

                                                                                                 ASF PAID BY KDI
                                                                           ASF PAID BY     ----------------------------
                                                                         THE FUND TO KDI   TO ALL FIRMS   TO AFFILIATES
                                                                         ---------------   ------------   -------------
                                       Eleven months ended
                                       November 30, 1997                    $3,849,000       4,879,000        15,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with KVF's transfer agent, KSvC is the shareholder service agent of the Fund. Under this agreement, KSvC received shareholder services fees of $4,150,000 for the eleven months ended November 30, 1997.

                             OFFICERS AND DIRECTORS. Certain officers or directors of the Fund are also officers or directors of Scudder Kemper. During the eleven months ended November 30, 1997, the Fund made no payments to its officers and incurred directors' fees of $39,000 to independent directors.

--------------------------------------------------------------------------------
4    TRANSACTIONS
     INVESTMENT              For the eleven months ended November 30, 1997,
                             investment transactions (excluding short-term instruments) are as follows (in thousands):

                             Purchases                           $1,168,965

                             Proceeds from sales                     86,880

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
5    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the Fund (in thousands):

                                                                ELEVEN MONTHS ENDED                    YEAR ENDED
                                                                 NOVEMBER-30,-1997                 DECEMBER-31,-1996
                                                              ----------------------             ---------------------
                                                              SHARES          AMOUNT             SHARES         AMOUNT
                                       --------------------------------------------------------------------------------
                                        SHARES SOLD
                                        Class A                32,374       $  979,187            11,969       $294,186
                                       --------------------------------------------------------------------------------
                                        Class B                31,055          934,233            10,792        264,773
                                       --------------------------------------------------------------------------------
                                        Class C                 5,473          164,900             1,617         40,240
                                       --------------------------------------------------------------------------------
                                        Class I                   952           28,381               612         14,409
                                       --------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                   395           12,470               483         12,533
                                       --------------------------------------------------------------------------------
                                        Class B                   193            6,172               322          8,424
                                       --------------------------------------------------------------------------------
                                        Class C                    26              855                51          1,337
                                       --------------------------------------------------------------------------------
                                        Class I                    14              422                21            512
                                       --------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                (6,529)        (201,847)           (1,483)       (35,513)
                                       --------------------------------------------------------------------------------
                                        Class B                (2,981)         (90,730)             (682)       (16,613)
                                       --------------------------------------------------------------------------------
                                        Class C                  (572)         (17,377)              (77)        (1,854)
                                       --------------------------------------------------------------------------------
                                        Class I                  (586)         (18,011)             (338)        (7,946)
                                       --------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                   469           14,557                37            907
                                       --------------------------------------------------------------------------------
                                        Class B                  (471)         (14,557)              (37)          (907)
                                       --------------------------------------------------------------------------------
                                       NET INCREASE FROM
                                       CAPITAL SHARE TRANSACTIONS           $1,798,655                         $574,488
                                       --------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6    FINANCIAL FUTURES
     CONTRACTS               The Fund has entered into exchange traded financial
                             futures contracts in order to take advantage of anticipated market conditions and, as such, bears the risk that arises from owning these contracts.

                             At the time the Fund enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Fund and the broker as the market value of the futures contract fluctuates. At November 30, 1997, the market value of assets pledged by the Fund to cover margin requirements for open futures positions was $44,795,000 for the following futures contracts owned by the Fund.

                                                                CONTRACT                      EXPIRATION        GAIN AT
                                               TYPE              AMOUNT         POSITION        MONTH          11/30/97
                                       ----------------------------------------------------------------------------------

                                       S&P 500 Index          $948,693,000      Long          Dec. '97        $25,155,000

FINANCIAL HIGHLIGHTS



                                                    -----------------------------------------------------
                                                                           Class A
                                                    -----------------------------------------------------
                                                    ELEVEN MONTHS
                                                        ENDED              YEAR ENDED DECEMBER 31,
                                                    NOVEMBER 30,        -----------------------------
                                                        1997            1996    1995    1994    1993
---------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                   $26.52           21.49   15.11   15.50   14.62
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   .54             .39     .26     .25     .21
---------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                6.89            5.75    6.76    (.39)   1.13
---------------------------------------------------------------------------------------------------------
Total from investment operations                         7.43            6.14    7.02    (.14)   1.34
---------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                 .37             .38     .24     .25     .21
---------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                     .06             .73     .40      --     .25
---------------------------------------------------------------------------------------------------------
Total dividends                                           .43            1.11     .64     .25     .46
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $33.52           26.52   21.49   15.11   15.50
---------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                           28.15%          28.79   46.86    (.99)   9.22
 RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION (ANNUALIZED)
Expenses                                                 1.22%           1.21    1.25    1.25    1.25
---------------------------------------------------------------------------------------------------------
Net investment income                                    2.38%           2.12    1.55    1.58    1.47
---------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION (ANNUALIZED)
Expenses                                                 1.22%           1.21    1.57    1.39    1.56
---------------------------------------------------------------------------------------------------------
Net investment income                                    2.38%           2.12    1.23    1.44    1.16
---------------------------------------------------------------------------------------------------------

                                                                 ----------------------------------------
                                                                                 Class B
                                                                 ----------------------------------------
                                                                 ELEVEN MONTHS     YEAR     SEPT. 11
                                                                     ENDED        ENDED        TO
                                                                  NOVEMBER 30,    DEC. 31,   DEC. 31,
                                                                     1997          1996       1995
---------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $   26.44        21.47       19.45
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                .31          .19         .07
---------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                    6.84         5.72        2.41
---------------------------------------------------------------------------------------------------------
Total from investment operations                                      7.15         5.91        2.48
---------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                              .16          .21         .06
---------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                  .06          .73         .40
---------------------------------------------------------------------------------------------------------
Total dividends                                                        .22          .94         .46
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $33.37        26.44       21.47
---------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                        27.10%       27.63       12.88
 RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION (ANNUALIZED)
Expenses                                                              2.12%        2.20        2.00
---------------------------------------------------------------------------------------------------------
Net investment income                                                 1.48%        1.13         .61
---------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION (ANNUALIZED)
Expenses                                                              2.12%        2.31        2.35
---------------------------------------------------------------------------------------------------------
Net investment income                                                 1.48%        1.02         .26
---------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

[CAPTION]

                                                             -----------------------------------  ---------------------------------
                                                                             CLASS C                           CLASS I
                                                             -----------------------------------  ---------------------------------
                                                             ELEVEN MONTHS      YEAR    SEPT. 11  ELEVEN MONTHS    YEAR     NOV.1
                                                                 ENDED         ENDED       TO         ENDED       ENDED       TO
                                                              NOVEMBER 30,    DEC. 31,  DEC. 31,  NOVEMBER 30,   DEC. 31,  DEC. 31,
                                                                 1997          1996      1995        1997         1996      1995
------------------------------------------------------------------------------------------------  ---------------------------------
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                         $     26.45       21.48     19.45        26.49       21.51     19.90
------------------------------------------------------------------------------------------------  ---------------------------------
Income from investment operations:
  Net investment income                                              .32         .20       .09          .75         .54       .04
------------------------------------------------------------------------------------------------  ---------------------------------
  Net realized and unrealized gain                                  6.83        5.72      2.41         6.81        5.70      2.03
------------------------------------------------------------------------------------------------  ---------------------------------
Total from investment operations                                    7.15        5.92      2.50         7.56        6.24      2.07
------------------------------------------------------------------------------------------------  ---------------------------------
Less dividends:
  Distribution from net investment income                            .16         .22       .07          .48         .53       .06
------------------------------------------------------------------------------------------------  ---------------------------------
  Distribution from net realized gain                                .06         .73       .40          .06         .73       .40
------------------------------------------------------------------------------------------------  ---------------------------------
Total dividends                                                      .22         .95       .47          .54        1.26       .46
------------------------------------------------------------------------------------------------  ---------------------------------
Net asset value, end of period                               $     33.38       26.45     21.48        33.51       26.49     21.51
------------------------------------------------------------------------------------------------  ---------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                      27.10%      27.66     12.94        28.71       29.36     10.47
 RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION (ANNUALIZED)
Expenses                                                            2.10%       2.22      1.95          .83         .88       .47
------------------------------------------------------------------------------------------------  ---------------------------------
Net investment income                                               1.50%       1.11       .66         2.77        2.45      1.99
------------------------------------------------------------------------------------------------  ---------------------------------
 RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION (ANNUALIZED)
Expenses                                                            2.10%       2.33      2.30          .83         .88       .85
------------------------------------------------------------------------------------------------  ---------------------------------
Net investment income                                               1.50%       1.00       .31         2.77        2.45      1.61
------------------------------------------------------------------------------------------------  ---------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
-----------------------------------------------------------------------------------------------------------------------------------
                                                      ELEVEN MONTHS
                                                          ENDED                  YEAR ENDED DECEMBER 31,
                                                       NOVEMBER 30,    -------------------------------------------
                                                           1997          1996        1995        1994       1993
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)            $  2,931,721       737,834      98,196      35,005    28,413
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                             5%           10          18          12        14
-------------------------------------------------------------------------------------------------------------------

Average commission rates paid per share on stock transactions for the eleven months ended November 30, 1997 and the year ended December 31, 1996 were $.0501 and $.0513, respectively.
--------------------------------------------------------------------------------

NOTE: Total return does not reflect the effect of any sales charges. The investment manager waived a portion of its management fee and absorbed certain operating expenses of the Fund through the period ended December 31, 1996.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

KEMPER SMALL CAP VALUE FUND

Portfolio of Investments at November 30, 1997
(DOLLARS IN THOUSANDS)




------------------------------------------------------------------------------------------------------------------------
 U.S. Government                                                                  Coupon            Principal
 obligations                   Type                                                rate   Maturity   amount        Value
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITY--2.0%
                               Notes
                               (Cost: $24,940)                                    5.875%     1999   $ 25,000    $ 25,043



--------------------------------------------------------------------------------------------------------
                                                                                  Number of
 Common stocks                                                                     shares          Value
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
CONSUMER
DISCRETIONARY--15.4%
                               Applebee's International                            432,500         9,137
                               BJ Services Co.                                     307,500         8,956
                         (a)   Boston Chicken                                      660,500         5,305
                               Brown Group, Inc.                                   558,900         9,047
                               Burlington Coat Factory                              95,000         1,775
                               Bush Industries                                     153,300         4,043
                               Carmike Cinemas                                     201,300         6,228
                               CDI Corp.                                           188,700         7,807
                               DIMON Inc.                                          421,500        10,537
                               Finish Line                                         535,500        10,174
                               First Brands Corp.                                  431,100        11,074
                               Footstar, Inc.                                      126,500         3,795
                         (a)   Friedman's Inc.                                     642,000         9,389
                               Haggar Apparel Co.                                  204,500         3,246
                               Harman International Industries                     227,500        11,517
                               Heilig - Myers                                      271,000         3,506
                               Herbalife International, Inc.                       463,100         9,262
                               Hollywood Entertainment Corp.                       874,000         7,538
                               Homebase, Inc.                                      346,500         2,902
                               J. Baker, Inc.                                      188,500         1,296
                         (a)   Lone Star Steakhouse & Saloon                       451,200         8,404
                         (a)   Nine West Group                                     260,200         7,074
                               Springs Industries Inc.                             211,100        10,647
                         (a)   The Wet Seal                                        170,000         5,026
                         (a)   Tommy Hilfiger Corp.                                 75,500         2,963
                         (a)   Vallassis Communications                            326,400         9,812
                         (a)   Young Broadcasting Corp.                            372,200        13,539
                               -------------------------------------------------------------------------
                                                                                                 193,999
--------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--.6%
                         (a)   Performance Food Group                              362,500         7,612
                               -------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
ENERGY--7.8%
                               Atmos Energy Corp.                                  382,900        10,171
                         (a)   Basin Exploration                                   131,300         2,429
                         (a)   Belden & Blake Corp.                                286,600         9,494
                         (a)   Chieftain International, Inc.                       409,200         9,054
                               Giant Industries                                    214,600         3,943
                               KCS Energy                                          504,600        11,984
                         (a)   Nuevo Energy Co.                                    300,700        12,535
                         (a)   Seitel, Inc.                                        247,400         9,525
                         (a)   Tesoro Petroleum Corp.                              550,500         9,152
                         (a)   Triton Energy Corp.                                 181,000         6,335
                         (a)   Veritas DGC, Inc.                                   356,500        14,260
                               -------------------------------------------------------------------------
                                                                                                  98,882
--------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--22.5%
                               Aames Financial Corp.                                88,600         1,196
                         (a)   Acceptance Insurance Cos.                           355,100         8,633
                               Ambassador Apartments, Inc.                         354,500         7,068
                         (a)   Amerin                                              157,500         3,682
                               Associated Banc Corp.                               252,889        12,581
                               Astoria Financial Corp.                             215,000        11,852
                               BankAtlantic Bancorp                                691,900         9,341
                               Chartwell Re Corp.                                  252,500         8,522
                         (a)   Cityscape Financial Corp.                           251,000           455
                               Commercial Federal Corp.                            306,500        14,731
                               Compass Bancshares                                  204,500         8,180

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)



--------------------------------------------------------------------------------------------------------
                                                                                  Number of
 Common stocks                                                                     shares          Value
--------------------------------------------------------------------------------------------------------
                               Consumer Portfolio Services                         295,000    $    3,097
                               Cullen Frost Bankers                                258,000        13,706
                               Doral Financial Corp.                               122,000         2,653
                               Excel Realty Trust, Inc.                            210,200         6,411
                         (a)   First Alliance Corp.                                 72,500         1,522
                               First Commerce Corp.                                184,000        11,799
                               Freemont General Corp.                              231,500        10,649
                               HUBCO, Inc.                                         173,555         6,020
                               Imperial Credit Industries                          597,920        14,313
                               Imperial Credit Mortgage Holdings                   497,000         7,766
                               Lawyers Title Insurance Corp.                       115,000         3,651
                               Long Island Bancorp                                 202,000         9,519
                               ML Bancorp, Inc.                                     47,500         1,366
                               New Century Financial Co.                           100,000         1,312
                               North Fork Bancorp                                  236,613         7,187
                         (a)   Ocwen Financial Corp.                               145,000         3,516
                               PennCorp Financial Group                            212,500         7,185
                               Peoples Heritage Financial Group                     67,000         2,856
                               Redwood Trust                                       351,000         8,885
                               Reliance Group Holdings, Inc.                       617,900         7,878
                               RenaissanceRe Holding, Ltd.                          72,000         3,015
                               Resource Bancshares Mortgage Group                  744,000        10,230
                         (a)   Southern Pacific Funding Corp.                      807,000         9,987
                               Sovereign Bancorp                                   157,500         2,983
                         (a)   Trans Financial, Inc.                               142,500         4,898
                               U.S. Trust Corp.                                    180,000         4,781
                               United Companies Financial Corp.                    281,300         6,101
                               W.R. Berkley Corp.                                  133,500         5,557
                               Webster Financial Corp.                             219,900        13,778
                               Winston Hotels                                      400,000         5,600
                               -------------------------------------------------------------------------
                                                                                                 284,462
--------------------------------------------------------------------------------------------------------
HEALTH CARE--3.7%
                               ADAC Laboratories                                    35,000           731
                         (a)   Apria Healthcare Group                              493,400         7,771
                         (a)   CONMED Corp.                                        537,200        12,759
                         (a)   Genesis Health Ventures                             330,000         8,003
                         (a)   Hologic, Inc.                                       242,500         6,275
                               Integrated Health Services                          364,430        11,092
                               -------------------------------------------------------------------------
                                                                                                  46,631
--------------------------------------------------------------------------------------------------------
MATERIALS
AND PROCESSING--15.3%
                               AK Steel Holding Corp.                              631,000        12,423
                               AMCOL International                                 466,000        11,184
                               Ball Corp.                                          363,000        13,976
                         (a)   Buckeye Cellulose                                   125,500         5,498
                               Carpenter Technology Corp.                          233,000        10,980
                               Del Webb Corp.                                      277,500         6,001
                               Elcor Corp.                                         362,250         8,785
                               Flowserv Corp.                                      463,513        12,457
                               Furon Co.                                           325,000        12,838
                               Intermet Corp.                                      711,500        13,163
                         (a)   Lone Star Technologies                              334,500         9,701
                         (a)   Lydall, Inc.                                        452,700         9,167
                               MascoTech                                           396,500         6,864
                               Mississippi Chemical Corp.                          114,100         2,225
                         (a)   Mueller Industries, Inc.                             86,500         4,028
                               Oregon Metallurgical Corp.                          474,700        15,250
                               Quanex Corp.                                        366,000        10,889
                         (a)   The Shaw Group                                      355,700         8,670
                               Trinity Industries                                  256,500        11,639
                         (a)   Wyman-Gordon Co.                                    365,200         7,806
                               -------------------------------------------------------------------------
                                                                                                 193,544

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)



--------------------------------------------------------------------------------------------------------
                                                                                  Number of
 Common stocks                                                                     shares          Value
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
PRODUCER DURABLES--4.8%
                               Blount, Inc.                                        200,050    $   10,115
                               Briggs & Stratton Corp.                             241,400        12,342
                         (a)   Electroglas                                         121,500         2,309
                               General Cable Corp.                                 306,600        10,463
                               Pacific Scientific Co.                              207,000         3,286
                               Stewart & Stevenson Services                        480,500        10,451
                               Watts Industries, Inc.                              454,800        11,569
                               -------------------------------------------------------------------------
                                                                                                  60,535
--------------------------------------------------------------------------------------------------------
TECHNOLOGY--8.7%
                         (a)   Altron, Inc.                                        205,000         3,229
                         (a)   Applied Magnetics Corp.                             195,000         3,291
                         (a)   Benchmark Electronics                               191,000         5,372
                               Breed Technologies, Inc.                            190,000         3,836
                         (a)   Burr Brown Corp.                                    210,500         6,368
                         (a)   ESS Technology, Inc.                                382,000         3,820
                         (a)   EXAR Corp.                                          156,500         3,917
                         (a)   HADCO Corp.                                          57,000         3,534
                         (a)   HMT Technology Corp.                                770,500        10,113
                         (a)   Hutchinson Technology                               352,500         8,372
                         (a)   Komag, Inc.                                         299,100         6,001
                         (a)   Kulicke & Soffa Industries                           97,500         2,687
                         (a)   Learning Co.                                        699,000        12,669
                         (a)   MasTec, Inc.                                        184,000         4,692
                         (a)   Read-Rite Corp.                                     462,500         8,845
                               Scientific-Atlanta                                  702,500        14,050
                         (a)   Tech-Sym Corp.                                      154,500         4,683
                         (a)   Vanstar Corp.                                       297,500         4,091
                               -------------------------------------------------------------------------
                                                                                                 109,570
--------------------------------------------------------------------------------------------------------
TRANSPORTATION--4.3%
                               Airborne Freight Corp.                              256,400        16,329
                         (a)   America West Airlines                               610,500         9,730
                               Borg-Warner Automotive, Inc.                        220,700        10,400
                               Fleetwood Enterprises                               316,900        11,309
                               Myers Industries                                    391,890         6,760
                               -------------------------------------------------------------------------
                                                                                                  54,528
--------------------------------------------------------------------------------------------------------
UTILITIES--.7%
                         (a)   Jones Intercable Inc.                               581,400         8,140
                               -------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
OTHER--4.5%
                         (a)   Global Industrial Technologies, Inc.                490,200         8,762
                               Standard & Poor's Depositary Receipts               111,500        10,673
                               Standard & Poor's MidCap 400 Depositary Receipts    600,200        37,859
                               -------------------------------------------------------------------------
                                                                                                  57,294
                               -------------------------------------------------------------------------
                               TOTAL COMMON STOCKS--88.3%
                               (Cost: $1,000,867)                                              1,115,197
                               -------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)



--------------------------------------------------------------------------------------------------------
                                                                                  Principal
                                                                                   amount          Value
--------------------------------------------------------------------------------------------------------
(B) MONEY MARKET
INSTRUMENTS--9.4%
                               Yield--5.47% to 5.75%
                               Due--December 1997 and January 1998
                               American Honda Finance Corp.                       $ 17,000    $   16,955
                               BI Funding, Inc.                                      4,000         3,993
                               CIESCO, L.P.                                          4,000         3,997
                               Countrywide Funding Corp.                            10,000         9,992
                               CSW Credit, Inc.                                     12,000        11,979
                               Dynamic Funding Corp.                                 1,000           997
                               FINOVA Capital Corp.                                  2,900         2,875
                               GTE Corp.                                            15,000        14,979
                               Other                                                53,000        52,907
                               -------------------------------------------------------------------------
                               TOTAL MONEY MARKET INSTRUMENTS--9.4%
                               (Cost: $118,677)                                                  118,674
                               -------------------------------------------------------------------------
                               TOTAL INVESTMENTS--99.7%
                               (Cost: $1,144,484)                                              1,258,914
                               -------------------------------------------------------------------------
                               CASH AND OTHER ASSETS, LESS LIABILITIES--.3%                        4,230
                               -------------------------------------------------------------------------
                               NET ASSETS--100%                                               $1,263,144
                               -------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Non-income producing security.

(b) The Fund has entered into exchange-traded Russell 2000 Index futures contracts in order to take advantage of anticipated market conditions and effectively invest in equities approximately $55,000,000 of money market instruments. As a result, approximately 93% of the Fund's net assets are effectively invested in equities. (See Note 6 of the Notes to Financial Statements.)

Based on the cost of investments of $1,144,484,000 for federal income tax purposes at November 30, 1997, the gross unrealized appreciation was $170,721,000, the gross unrealized depreciation was $56,291,000 and the net unrealized appreciation on investments was $114,430,000.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS AND SHAREHOLDERS
KEMPER SMALL CAP VALUE FUND

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper Small Cap Value Fund as of November 30, 1997, the related statements of operations for the eleven months then ended and changes in net assets for the eleven months then ended and year ended December 31, 1996, and the financial highlights for each of the fiscal periods since 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 1994 were audited by other auditors whose report dated January 19, 1995 expressed an unqualified opinion on those financial highlights.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper Small Cap Value Fund at November 30, 1997, the results of its operations for the eleven months then ended, the changes in its net assets for the eleven months then ended and year ended December 31, 1996, and the financial highlights for each of the fiscal periods since 1995, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Chicago, Illinois
January 20, 1998

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

November 30, 1997
(IN THOUSANDS)


----------------------------------------------------
 ASSETS
----------------------------------------------------
Investments, at value
(Cost: $1,144,484)                        $1,258,914
----------------------------------------------------
Cash                                           2,836
----------------------------------------------------
Receivable for:
  Investments sold                               248
----------------------------------------------------
  Fund shares sold                             7,856
----------------------------------------------------
  Dividends and interest                       1,092
----------------------------------------------------
    TOTAL ASSETS                           1,270,946
----------------------------------------------------
----------------------------------------------------
 LIABILITIES AND NET ASSETS
----------------------------------------------------
Payable for:
  Investments purchased                        5,002
----------------------------------------------------
  Fund shares redeemed                           919
----------------------------------------------------
  Management fee                                 726
----------------------------------------------------
  Distribution services fee                      302
----------------------------------------------------
  Administrative services fee                    230
----------------------------------------------------
  Custodian and transfer agent fees and
  related expenses                               619
----------------------------------------------------
  Directors' fees and other                        4
----------------------------------------------------
    Total liabilities                          7,802
----------------------------------------------------
NET ASSETS                                $1,263,144
----------------------------------------------------
----------------------------------------------------
 ANALYSIS OF NET ASSETS
----------------------------------------------------
Paid-in capital                           $1,113,914
----------------------------------------------------
Undistributed net realized gain on
investments                                   33,934
----------------------------------------------------
Net unrealized appreciation on
investments                                  114,430
----------------------------------------------------
Undistributed net investment income              866
----------------------------------------------------
NET ASSETS APPLICABLE TO SHARES
OUTSTANDING                               $1,263,144
----------------------------------------------------
----------------------------------------------------
 THE PRICING OF SHARES
----------------------------------------------------
CLASS A SHARES
  Net asset value and redemption price
  per share
  ($736,412  DIVIDED BY 33,737 shares
  outstanding)                                $21.83
----------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 6.10% of net
  asset value or 5.75% of offering
  price)                                      $23.16
----------------------------------------------------
CLASS B SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales
  charge) per share
  ($412,479  DIVIDED BY 19,222 shares
  outstanding)                                $21.46
----------------------------------------------------
CLASS C SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales
  charge) per share
  ($99,526  DIVIDED BY 4,626 shares
  outstanding)                                $21.51
----------------------------------------------------
CLASS I SHARES
  Net asset value and redemption price
  per share
  ($14,727  DIVIDED BY 667 shares
  outstanding)                                $22.08
----------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

Eleven months ended November 30, 1997
(IN THOUSANDS)



--------------------------------------------------
 NET INVESTMENT INCOME
--------------------------------------------------
  Dividends                               $  6,898
--------------------------------------------------
  Interest                                   6,006
--------------------------------------------------
    Total investment income                 12,904
--------------------------------------------------
Expenses:
  Management fee                             5,160
--------------------------------------------------
  Distribution services fee                  2,108
--------------------------------------------------
  Administrative services fee                1,643
--------------------------------------------------
  Custodian and transfer agent fees and
  related expenses                           3,011
--------------------------------------------------
  Professional fees                             16
--------------------------------------------------
  Reports to shareholders                       89
--------------------------------------------------
  Registration fees                             68
--------------------------------------------------
  Directors' fees and other                     14
--------------------------------------------------
    Total expenses                          12,109
--------------------------------------------------
NET INVESTMENT INCOME                          795
--------------------------------------------------
--------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
--------------------------------------------------
 Net realized gain on sales of
 investments                                29,326
--------------------------------------------------
 Net realized gain from futures
 transactions                                6,305
--------------------------------------------------
  Net realized gain                         35,631
--------------------------------------------------
 Change in net unrealized appreciation
 on investments                             92,608
--------------------------------------------------
Net gain on investments                    128,239
--------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                           $129,034
--------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)



                                         ELEVEN MONTHS
                                             ENDED       YEAR ENDED
                                         NOVEMBER 30,   DECEMBER 31,
                                             1997           1996

--------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------
 Net investment income                   $        795            726
--------------------------------------------------------------------
 Net realized gain                             35,631          3,470
--------------------------------------------------------------------
 Change in net unrealized appreciation         92,608         20,292
--------------------------------------------------------------------
Net increase in net assets resulting
from operations                               129,034         24,488
--------------------------------------------------------------------
  Distribution from net investment
  income                                           --           (658)
--------------------------------------------------------------------
  Distribution from net realized gain              --         (5,471)
--------------------------------------------------------------------
Total dividends to shareholders                    --         (6,129)
--------------------------------------------------------------------
Net increase from capital share
transactions                                  860,888        223,257
--------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                  989,922        241,616
--------------------------------------------------------------------
--------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------
Beginning of period                           273,222         31,606
--------------------------------------------------------------------
END OF PERIOD
(including undistributed net investment
income
of $866 and $69, respectively)           $  1,263,144        273,222
--------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1  DESCRIPTION OF THE
   FUND
                             Kemper Small Cap Value Fund (the Fund) is a separate series of Kemper Value Fund, Inc. (KVF), an open-end management investment company organized as a corporation in the state of Maryland. KVF is authorized to issue 3 billion shares of $.01 par value common stock.

                             The Fund currently offers four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A share six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses that Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are sold to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

                             In 1997, the Fund changed its fiscal year end for financial reporting and federal income tax purposes to November 30 from December 31.
--------------------------------------------------------------------------------
2  SIGNIFICANT
   ACCOUNTING POLICIES
                             INVESTMENT VALUATION. Investments are stated at value. Portfolio securities that are traded on a domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale, at the last current bid quotation. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets are valued at fair value as determined in good faith by the Board of Directors.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
                             determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

                             DIVIDENDS TO SHAREHOLDERS. The Fund generally declares and pays dividends of net investment income and net realized capital gains at least annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.
--------------------------------------------------------------------------------
3  TRANSACTIONS WITH
   AFFILIATES
                             INVESTMENT MANAGER COMBINATION. Zurich Insurance Company, the parent of Zurich Kemper Investments, Inc. (ZKI), has acquired a majority interest in Scudder, Stevens & Clark, Inc. (Scudder), another major investment manager. At completion of this transaction on December 31, 1997, Scudder changed its name to Scudder Kemper Investments, Inc. (Scudder Kemper) and the operations of ZKI were combined with Scudder Kemper. In addition, the names of the Fund's principal underwriter and shareholder service agent were changed to Kemper Distributors, Inc. (KDI) and Kemper Service Company
                             (KSvC), respectively.

                             MANAGEMENT AGREEMENT. KVF has a management agreement with Scudder Kemper. The Fund pays a management fee at an annual rate of .75% of the first $250 million of average daily net assets declining to .62% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $5,160,000 for the eleven months ended November 30, 1997.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. KVF has an underwriting and distribution services agreement with KDI. Underwriting commissions paid in connection with the distribution of Class A shares are as follows:


                                                          COMMISSIONS ALLOWED
                                         COMMISSIONS            BY KDI
                                          RETAINED    ---------------------------
                                           BY KDI     TO ALL FIRMS  TO AFFILIATES
                                         -----------  ------------  -------------
Eleven months ended
November 30, 1997                        $  584,000     4,828,000         68,000

                             For services under the distribution services agreement, the Fund pays KDI a fee of .75% of average daily net assets of the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees, CDSC and commissions related to Class B and Class C shares are as follows:


                                         DISTRIBUTION FEES     COMMISSIONS AND
                                             AND CDSC       DISTRIBUTION FEES PAID
                                          RECEIVED BY KDI      BY KDI TO FIRMS
                                         -----------------  ----------------------
Eleven months ended
November 30, 1997                        $     2,351,000             10,584,000

                             ADMINISTRATIVE SERVICES AGREEMENT. KVF has an administrative services agreement with KDI. For providing information and administrative services to Class A, Class B and Class C shareholders, the Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
                             KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid by the Fund are as follows:




                                                                ASF PAID BY KDI
                                           ASF PAID BY    ---------------------------
                                         THE FUND TO KDI  TO ALL FIRMS  TO AFFILIATES
                                         ---------------  ------------  -------------
Eleven months ended November 30, 1997    $   1,643,000      2,042,000         5,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with KVF's transfer agent, KSvC is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $2,132,000 for the eleven months ended November 30, 1997.

                             OFFICERS AND DIRECTORS. Certain officers or
                             directors of the Fund are also officers or
                             directors of Scudder Kemper. During the eleven months ended November 30, 1997, the Fund made no payments to its officers and incurred directors' fees of $12,000 to independent directors.
--------------------------------------------------------------------------------
4  INVESTMENT
   TRANSACTIONS
                             For the eleven months ended November 30, 1997, investment transactions (excluding short-term instruments) are as follows (in thousands):



Purchases                                 $963,711
Proceeds from sales                        184,743


--------------------------------------------------------------------------------
5  CAPITAL SHARE
   TRANSACTIONS
                             The following table summarizes the activity in capital shares of the Fund (in thousands):



                                            ELEVEN MONTHS
                                                ENDED            YEAR ENDED
                                          NOVEMBER 30, 1997   DECEMBER 31, 1996
                                          ------------------  -----------------
                                          SHARES     AMOUNT   SHARES    AMOUNT

-------------------------------------------------------------------------------
 SHARES SOLD
-------------------------------------------------------------------------------
 Class A                                   31,605   $631,847   8,060   $140,448
-------------------------------------------------------------------------------
 Class B                                   15,839    315,709   6,110    105,279
-------------------------------------------------------------------------------
 Class C                                    3,966     79,927   1,077     18,688
-------------------------------------------------------------------------------
 Class I                                      763     15,563   1,043     17,495
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
-------------------------------------------------------------------------------
 Class A                                       --         --     182      3,250
-------------------------------------------------------------------------------
 Class B                                       --         --     115      2,031
-------------------------------------------------------------------------------
 Class C                                       --         --      25        434
-------------------------------------------------------------------------------
 Class I                                       --         --      13        229
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 SHARES REDEEMED
-------------------------------------------------------------------------------
 Class A                                   (6,002)  (125,310) (1,764)   (29,756)
-------------------------------------------------------------------------------
 Class B                                   (1,879)   (35,807) (1,288)   (21,940)
-------------------------------------------------------------------------------
 Class C                                     (444)    (9,013)    (66)    (1,102)
-------------------------------------------------------------------------------
 Class I                                     (585)   (12,028)   (695)   (11,799)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 CONVERSION OF SHARES
-------------------------------------------------------------------------------
 Class A                                      212      4,601      17        308
-------------------------------------------------------------------------------
 Class B                                     (215)    (4,601)    (17)      (308)
-------------------------------------------------------------------------------
 NET INCREASE FROM CAPITAL SHARE
 TRANSACTIONS                                       $860,888           $223,257
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
6  FINANCIAL FUTURES
   CONTRACTS
                             The Fund has entered into exchange-traded financial futures contracts in order to take advantage of anticipated market conditions and, as such, bears the risk that arises from owning these contracts.

                             At the time the Fund enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Fund and the broker as the market value of the futures contract fluctuates. At November 30, 1997, the market value of assets pledged by the Fund to cover margin requirements for open futures positions was $2,505,000 for the following financial futures contracts owned by the Fund.



                                       CONTRACT          EXPIRATION           LOSS AT
                 TYPE                   AMOUNT        POSITION    MONTH       11/30/97
----------------------------------------------------------------------------------------
                 Russell 2000 Index   $55,061,000       Long    Dec. '97     $(1,782,000)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                         ----------------------------------------------
                                                            CLASS A
                                         ----------------------------------------------
                                         ELEVEN MONTHS
                                             ENDED          YEAR ENDED DECEMBER 31,
                                         NOVEMBER 30,    ------------------------------
                                             1997        1996    1995    1994    1993
---------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------
Net asset value, beginning of period     $    18.28      14.50   10.85   11.23   11.52
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  .05        .14    (.02)     --     .06
---------------------------------------------------------------------------------------
  Net realized and unrealized gain             3.50       4.14    4.64     .02     .23
---------------------------------------------------------------------------------------
Total from investment operations               3.55       4.28    4.62     .02     .29
---------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment
  income                                         --        .07      --      --     .06
---------------------------------------------------------------------------------------
  Distribution from net realized gain            --        .43     .97     .40     .52
---------------------------------------------------------------------------------------
Total dividends                                  --        .50     .97     .40     .58
---------------------------------------------------------------------------------------
Net asset value, end of period           $    21.83      18.28   14.50   10.85   11.23
---------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                 19.42%     29.60   43.29     .15    2.54
---------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION (ANNUALIZED)
---------------------------------------------------------------------------------------
Expenses                                       1.32%      1.31    1.25    1.25    1.25
---------------------------------------------------------------------------------------
Net investment income (loss)                    .51%       .87    (.16)   (.03)    .53
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION (ANNUALIZED)
---------------------------------------------------------------------------------------
Expenses                                       1.32%      1.47    1.83    1.82    2.09
---------------------------------------------------------------------------------------
Net investment income (loss)                    .51%       .71    (.74)   (.61)   (.32)
---------------------------------------------------------------------------------------


                                         ----------------------------------
                                                      CLASS B
                                         ----------------------------------
                                         ELEVEN MONTHS    YEAR    SEPT. 11
                                             ENDED       ENDED      TO
                                         NOVEMBER 30,   DEC. 31,  DEC. 31,
                                             1997         1996     1995
---------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------
Net asset value, beginning of period     $    18.14       14.48      15.75
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (.04)        .01       (.02)
---------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss)                                       3.36        4.11       (.41)
---------------------------------------------------------------------------
Total from investment operations               3.32        4.12       (.43)
---------------------------------------------------------------------------
Less dividends:
  Distribution from net investment
  income                                         --         .03         --
---------------------------------------------------------------------------
  Distribution from net realized gain            --         .43        .84
---------------------------------------------------------------------------
Total dividends                                  --         .46        .84
---------------------------------------------------------------------------
Net asset value, end of period           $    21.46       18.14      14.48
---------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                 18.30%      28.54      (2.52)
---------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION (ANNUALIZED)
---------------------------------------------------------------------------
Expenses                                       2.34%       2.12       2.00
---------------------------------------------------------------------------
Net investment income (loss)                   (.51)%       .06       (.99)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION (ANNUALIZED)
---------------------------------------------------------------------------
Expenses                                       2.34%       2.49       2.39
---------------------------------------------------------------------------
Net investment loss                            (.51)%      (.31)     (1.38)
---------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                           ----------------------------       -----------------------------
                                                      CLASS C                            CLASS I
                                         ---------------------------------  ----------------------------------
                                         ELEVEN MONTHS    YEAR    SEPT. 11  ELEVEN MONTHS    YEAR    NOV. 1,
                                             ENDED       ENDED       TO         ENDED       ENDED      TO
                                         NOVEMBER 30,   DEC. 31,  DEC. 31,  NOVEMBER 30,   DEC. 31,  DEC. 31,
                                             1997         1996      1995        1997         1996     1995
--------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    18.17       14.48     15.75        18.40       14.52      14.25
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (.03)        .01      (.02)         .13         .25         --
--------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss)                                       3.37        4.14      (.41)        3.55        4.13       1.11
--------------------------------------------------------------------------------------------------------------
Total from investment operations               3.34        4.15      (.43)        3.68        4.38       1.11
--------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment
  income                                         --         .03        --           --         .07         --
--------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain            --         .43       .84           --         .43        .84
--------------------------------------------------------------------------------------------------------------
Total dividends                                  --         .46       .84           --         .50        .84
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $    21.51       18.17     14.48        22.08       18.40      14.52
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                 18.38%      28.77     (2.51)       20.00       30.28       8.03
--------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION (ANNUALIZED)
--------------------------------------------------------------------------------------------------------------
Expenses                                       2.24%       2.06      1.95          .89         .84        .47
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   (.41)%       .12      (.94)         .94        1.34        .28
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION (ANNUALIZED)
--------------------------------------------------------------------------------------------------------------
Expenses                                       2.24%       2.19      2.35          .89         .84        .90
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   (.41)%      (.01)    (1.34)         .94        1.34       (.15)
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 SUPPLEMENTAL DATA FOR ALL CLASSES
--------------------------------------------------------------------------------


                                         ELEVEN MONTHS
                                             ENDED            YEAR ENDED DECEMBER 31,
                                         NOVEMBER 30,    ---------------------------------
                                             1997         1996      1995    1994    1993
------------------------------------------------------------------------------------------
Net assets at end of period (in
thousands)                               $  1,263,144    273,222   31,606   6,931   4,875
------------------------------------------------------------------------------------------
Portfolio turnover rate                            83%        23       86     140      79
------------------------------------------------------------------------------------------

Average commission rates paid per share on stock transactions for the eleven months ended November 30, 1997 and the year ended December 31, 1996 were $.0547 and $.0426, respectively.
--------------------------------------------------------------------------------

NOTES:
Per share data for the year ended December 31, 1996 were determined based on average shares outstanding. Total return does not reflect the effect of any sales charges.

The investment manager waived a portion of its management fee and absorbed certain operating expenses of the Fund through the period ended December 31, 1996.

                           PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements:
     (1)   Included in Part A of the Registration Statement: Financial
           Highlights
     (2)   Financial Statements included in Part B of the Registration
           Statement:
           Statement of Assets and Liabilities--November 30, 1997
           Statement of Operations for the period ended November 30,
           1997
           Statement of Changes in Net Assets for the year ended
           December 31, 1996 and the period from January 1 to November
             30, 1997
           Notes to Financial Statements
           Portfolio of Investments--November 30, 1997



     Schedule I has been omitted as the required information is presented in the Portfolio of Investments at November 30, 1997.



     Schedules II, III, IV and V have been omitted as the required information is not present.



(b)  Exhibits:
     99.B1a            Articles of Incorporation of Registrant*
     99.B1b            Articles Supplementary to Articles of Incorporation of
                       Registrant*
     99.B1c            Articles Supplementary to Articles of Incorporation of
                       Registrant*
     99.B1d            Articles Supplementary to Articles of Incorporation of
                       Registrant*
     99.B1e            Articles Supplementary to Articles of Incorporation of
                       Registrant*
     99.B1f            Articles Supplementary to Articles of Incorporation of
                       Registrant*
     99.B1g            Articles of Amendment to Articles of Incorporation of
                       Registrant*
     99.B1h            Articles of Amendment to Articles of Incorporation of
                       Registrant*
     99.B1i            Articles of Amendment to Articles of Incorporation of
                       Registrant
     99.B1j            Articles Supplementary to Articles of Incorporation of
                       Registrant
     99.B2             Bylaws
     99.B3             Inapplicable
     99.B4             Text of Stock Certificate*
     99.B5a            Investment Management Agreement (Kemper Contrarian Fund)
     99.B5b            Investment Management Agreement (Kemper Dreman High Return
                       Equity Fund)
     99.B5c            Investment Management Agreement (Kemper Small Cap Value
                       Fund)
     99.B5d            Sub-Advisory Agreement (Kemper Dreman High Return Equity
                       Fund)
     99.B6a            Underwriting and Distribution Services Agreement
     99.B6b            Form of Selling Group Agreement*
     99.B7             Inapplicable
     99.B8             Custody Agreement*
     99.B9a            Agency Agreement*
     99.B9b            Supplement to Agency Agreement
     99.B9c            Administrative Services Agreement
     99.B9d            Fund Accounting Agreement (Kemper Contrarian Fund)
     99.B9e            Fund Accounting Agreement (Kemper Dreman High Return Equity
                       Fund)
     99.B9f            Fund Accounting Agreement (Kemper Small Cap Value Fund)
     99.B10            Inapplicable
     99.B11            Consent and Reports of Ernst & Young LLP
     99.B12            Inapplicable

     99.B13            Inapplicable
     99.B14            Model Retirement Plans: IRA and SEP-IRA*
     99.B15            See 6(a) above (Class B and C Shares)
     99.B16            Performance Calculations*
     99.B18.           Multi-Distribution System Plan*
     99.B24.           Powers of Attorney
     27                Financial Data Schedules


---------------

* Incorporated herein by reference to the Post-Effective Amendment to Registrant's Registration Statement on Form N-1A identified below.



               EXHIBIT NO.                  POST-EFFECTIVE AMENDMENT NO.   FILING DATE
               -----------                  ----------------------------   -----------
B1h, B6b                                                 17                  4/22/97
B14                                                      16                  4/26/96
B1a, b, c, d, e, f, g, B18                               15                  2/29/96
B4, B8, B9a, B16                                         14                   9/8/95


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Not applicable

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


                                                                     NUMBER OF RECORD HOLDERS
                                                                      AS OF JANUARY 21, 1998
                                                             -----------------------------------------
                          FUND                               CLASS A    CLASS B     CLASS C    CLASS I
                          ----                               -------    -------     -------    -------
Kemper Contrarian Fund                                        9,122       7,755        962         --
Kemper-Dreman High Return Equity Fund                        94,305     117,552     15,981          1
Kemper Small Cap Value Fund                                  46,625      48,640      8,445          1


ITEM 27. INDEMNIFICATION

     The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. The Registrant's Bylaws provide for the indemnification of Registrant's officers and directors.

     In no event will Registrant indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his or her office.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.


     On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the directors' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the directors who were not interested persons of ZKI or Scudder (the "Independent Directors") for and against any liability and expenses based upon any action or omission by the Independent Directors in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify each Fund and the Independent Directors for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Directors in connection with their consideration of the Transaction.

Item 28(b)(i)           Business or Other Connections of Investment Adviser


Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                        Business and Other Connections of Board
        Name            of Directors of Registrant's Adviser
        ----            ---------------------------------------

Stephen R. Beckwith     Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                        Vice President and Treasurer, Scudder Fund Accounting Corporation*
                        Director, Scudder Stevens & Clark Corporation**
                        Director and Chairman, Scudder Defined Contribution Services, Inc.
                        Director and President, Scudder Capital Asset Corporation
                        Director and President, Scudder Capital Stock Corporation
                        Director and President, Scudder Capital Planning Corporation
                        Director and President, SS&C Investment Corporation
                        Director and President, SIS Investment Corporation
                        Director and President, SRV Investment Corporation

Lynn S. Birdsong        Director and Vice President, Scudder Kemper Investment, Inc.**
                        Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng       Director, Scudder Kemper Investments, Inc.**
                        Member Corporate Executive Board, Zunica Insurance Company of Switzerland
                        Director, ZKI Holding Corporation

Steven Gluckstern       Director, Scudder Kemper Investments, Inc.**
                        Member Corporate Executive Board, Zurich Insurance Company of Switzerland
                        Director, Zurich Holding Company of America

Rolf Huppi              Director, Chairman of the Board, Scudder Kemper Investments, Inc. **
                        Member Corporate Executive Board, Zurich Insurance Company of Switzerland
                        Director, Chairman of the Board, Zurich Holding Company of America
                        Director, ZKI Holding Corporation

Kathryn L. Quirk        Director, Chief Legal Officer, Chief Compliance Officer and Secretary,
                             Scudder Kemper Investments, Inc.**
                        Director, Senior Vice President & Assistant Clerk, Scudder Investor Services,
                             Inc.*
                        Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                        Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                        Director & Assistant Clerk, Scudder Service Corporation*
                        Director, SFA, Inc.*
                        Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.
                             ***
                        Director, Scudder, Stevens & Clark Japan, Inc.###
                        Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada,
                             Ltd.***
                        Director, Vice President and Secretary, Scudder Canada Investor Services
                             Limited***
                        Director, Vice President and Secretary, Scudder Realty Advisers, Inc.x
                        Director and Secretary, Scudder, Stevens & Clark Corporation**
                        Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                        Director and Secretary, SFA, Inc.
                        Director, Vice President and Secretary, Scudder Defined Contribution
                             Services, Inc.
                        Director, Vice President and Secretary, Scudder Capital Asset Corporation

                        Director, Vice President and Secretary, Scudder Capital Stock Corporation
                        Director, Vice President and Secretary, Scudder Capital Planning Corporation
                        Director, Vice President and Secretary, SS&C Investment Corporation
                        Director, Vice President and Secretary, SIS Investment Corporation
                        Director, Vice President and Secretary, SRV Investment Corporation
                        Director, Vice President and Secretary, Scudder Brokerage Services, Inc.
                        Director, Korea Bond Fund Management Co., Ltd.

Markus Rohrbasser       Director, Scudder Kemper Investments, Inc.**
                        Member Corporate Executive Board, Zurich Insurance Company of Switzerland
                        President, Director, Chairman of the Board, ZKI Holding Corporation

Cornelia M. Small       Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani       Director, President, Chief Executive Officer, Scudder Kemper Investments,
                             Inc.**
                        Director, Scudder, Stevens & Clark Japan, Inc.###

                        President & Director, Scudder, Stevens & Clark Overseas Corporationo oo
                        President & Director, Scudder, Stevens & Clark Corporation**
                        Director, Scudder Realty Advisors, Inc.x
                        Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy
                             of Luxembourg

        *       Two International Place, Boston, MA
        x       333 South Hope Street, Los Angeles, CA
        **      345 Park Avenue, New York, NY
        #       Socjete Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B
                34.564
        ***     Toronto, Ontario, Canada
        XXX     Grand Cayman, Cayman Islands, British West Indies
        oo      20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
        ###     1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan

                Item 28(b)(ii) FOR DREMAN VALUE MANAGEMENT, L.L.C.


John E. Peters, President,
        Dreman Value Management, LLC

Joseph W. Sullivan, IV, Chief Operating Officer,
        Dreman Value Management, LLC

David N. Dreman, Chairman & Chief Investment Officer,
        Dreman Value Management, LLC

Nelson P. Woodard, Executive Vice President,
        Dreman Value Management, LLC

Dorothy Silverman, Senior Vice President,
        Dreman Value Management, LLC

Rock Albers, Senior Vice President,
        Dreman Value Management, LLC

Michael M. Hemberger, Vice President,
        Dreman Value Management, LLC

Peter B. Seligman, Vice President,
        Dreman Value Management, LLC

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds, Investors Fund Series and Kemper International Bond Fund.

         (b) Information on the officers and directors of Kemper
Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                                                                      POSITIONS AND
                              POSITIONS AND OFFICES                   OFFICES WITH
         NAME                   WITH UNDERWRITER                       REGISTRANT
         ----                    ----------------                      ----------
James L. Greenawalt         Director, President                            None
Patrick H. Dudasik          Financial Principal, Treasurer
                            and Chief Financial Officer                    None
Michael E. Harrington       Executive Vice President                       None
Philip D. Hausken           Vice President                                 None
Elizabeth C. Werth          Vice President                          Assistant Secretary
Marc L. Hecht               Assistant Secretary                            None
Diane E. Ratekin            Assistant Secretary                            None

         (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All such accounts, books and other documents are maintained at the offices of the Registrant, at the offices of Registrant's investment manager, Scudder Kemper Investments, Inc., and the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's custodian and transfer agent, Investors Fiduciary Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105 or at the offices of the Registrant's shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.


ITEM 31. MANAGEMENT SERVICES

     Not Applicable

ITEM 32. UNDERTAKINGS

     (a) Inapplicable


     (b) Inapplicable.


     (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of its latest annual report to shareholders, upon request and without charge.

                                 S I G N A T U R E S



               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 29th day of January, 1998.


                                        KEMPER VALUE FUND, INC.


                                        By /s/ Mark S. Casady
                                           -----------------------
                                           Mark S. Casady




               Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on January 29, 1998 on behalf of the following persons in the capacities indicated.




                         Signature                   Title
                         ---------                   -----

                  /s/ Mark S. Casady                  President (Principal
          ----------------------------------------    Executive Officer)
                      Mark S. Casady


                  /s/ James E. Akins*                 Director
          ----------------------------------------
                  /s/ Arthur R. Gottschalk*           Director
          ----------------------------------------
                  /s/ Daniel Pierce*                  Director
          ----------------------------------------
                  /s/ Frederick T. Kelsey*            Director
          ----------------------------------------
                  /s/ Fred B. Renwick*                Director
          ----------------------------------------
                  /s/ John B. Tingleff*               Director
          ----------------------------------------
                  /s/ Edmond D. Villani*              Director
          ----------------------------------------
                  /s/ John G. Weithers*               Director
          ----------------------------------------

                  /s/ Philip J. Collora               Treasurer
          ----------------------------------------
                      Philip J. Collora




          *Philip J. Collora signs this document pursuant to powers of attorney filed herewith.



                                           /s/ Philip J. Collora
                                          --------------------------------
                                               Philip J. Collora

                                 EXHIBIT INDEX


     99.B1a            Articles of Incorporation of Registrant*
     99.B1b            Articles Supplementary to Articles of Incorporation of
                       Registrant*
     99.B1c            Articles Supplementary to Articles of Incorporation of
                       Registrant*
     99.B1d            Articles Supplementary to Articles of Incorporation of
                       Registrant*
     99.B1e            Articles Supplementary to Articles of Incorporation of
                       Registrant*
     99.B1f            Articles Supplementary to Articles of Incorporation of
                       Registrant*
     99.B1g            Articles of Amendment to Articles of Incorporation of
                       Registrant*
     99.B1h            Articles of Amendment to Articles of Incorporation of
                       Registrant*
     99.B1i            Articles of Amendment to Articles of Incorporation of
                       Registrant
     99.B1j            Articles Supplementary to Articles of Incorporation of
                       Registrant
     99.B2             Bylaws
     99.B3             Inapplicable
     99.B4             Text of Stock Certificate*
     99.B5a            Investment Management Agreement (Kemper Contrarian Fund)
     99.B5b            Investment Management Agreement (Kemper Dreman High Return
                       Equity Fund)
     99.B5c            Investment Management Agreement (Kemper Small Cap Value
                       Fund)
     99.B5d            Sub-Advisory Agreement (Kemper Dreman High Return Equity
                       Fund)
     99.B6a            Underwriting and Distribution Services Agreement
     99.B6b            Form of Selling Group Agreement*
     99.B7             Inapplicable
     99.B8             Custody Agreement*
     99.B9a            Agency Agreement*
     99.B9b            Supplement to Agency Agreement
     99.B9c            Administrative Services Agreement
     99.B9d            Fund Accounting Agreement (Kemper Contrarian Fund)
     99.B9e            Fund Accounting Agreement (Kemper Dreman High Return Equity
                       Fund)
     99.B9f            Fund Accounting Agreement (Kemper Small Cap Value Fund)
     99.B10            Inapplicable
     99.B11            Consent and Reports of Ernst & Young LLP
     99.B12            Inapplicable
     99.B13            Inapplicable
     99.B14            Model Retirement Plans: IRA and SEP-IRA*
     99.B15            See 6(a) above (Class B and C Shares)
     99.B16            Performance Calculations*
     99.B18.           Multi-Distribution System Plan*
     99.B24.           Powers of Attorney
     27                Financial Data Schedules

* Incorporated herein by reference to the Post-Effective Amendment to Registrant's Registration Statement on Form N-1A identified below.


            EXHIBIT NO.               POST-EFFECTIVE AMENDMENT NO.   FILING DATE
            -----------               ----------------------------   -----------
B1h, B6b                                           17                  4/22/97
B14                                                16                  4/26/96
B1a, b, c, d, e, f, g, B18                         15                  2/29/96
B4, B8, B9a, B16                                   14                   9/8/95